UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-1879

Janus Investment Fund

(Exact name of registrant as specified in charter)

151 Detroit Street, Denver, Colorado 80206

(Address of principal executive offices) (Zip code)

Stephanie Grauerholz-Lofton, 151 Detroit Street, Denver, Colorado 80206

(Name and address of agent for service)

Registrant's telephone number, including area code: 303-333-3863

Date of fiscal year end: 9/30

Date of reporting period: 12/31/13

Item 1. Schedule of Investments.

Janus Asia Equity Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 92.0%
Airlines — 0.8%
168,500	AirAsia Bhd	$113,225
Auto Components — 1.4%
729	Hyundai Mobis	202,769
Automobiles — 5.2%
145,000	Geely Automobile Holdings, Ltd.	70,125
1,384	Hyundai Motor Co.	310,193
65,900	SAIC Motor Corp., Ltd.β	153,922
107,000	Yulon Motor Co., Ltd.	193,893
		728,133
Beverages — 0.8%
341,300	LT Group, Inc.	118,767
Capital Markets — 1.1%
70,500	CITIC Securities Co., Ltd. - Class Aβ	148,479
Chemicals — 1.2%
599	LG Chem, Ltd.	170,016
Commercial Banks — 13.2%
25,900	Bangkok Bank PCL (NVDR)	140,341
210,000	Bank Danamon Indonesia Tbk PT	65,193
160,000	Bank Mandiri Persero Tbk PT	103,289
185,600	China Construction Bank Corp.β	126,924
284,000	China Construction Bank Corp.	214,264
208,309	CTBC Financial Holding Co., Ltd.	142,251
11,000	DBS Group Holdings, Ltd.	149,096
5,830	Hana Financial Group, Inc.	242,548
5,830	ICICI Bank, Ltd.	103,569
462,000	Industrial & Commercial Bank of China, Ltd.	312,211
39,077	Metropolitan Bank & Trust	66,537
4,130	Shinhan Financial Group Co., Ltd.	185,130
		1,851,353
Construction & Engineering — 1.3%
181,800	Louis XIII Holdings, Ltd.	183,113
Construction Materials — 0.5%
40,500	Indocement Tunggal Prakarsa Tbk PT	66,612
Diversified Telecommunication Services — 1.9%
266,000	China Telecom Corp., Ltd.	134,475
86,000	China Unicom Hong Kong, Ltd.	128,656
		263,131
Electric Utilities — 0.9%
3,650	Korea Electric Power Corp.*	120,202
Electrical Equipment — 1.2%
462,000	Shanghai Electric Group Co., Ltd.	168,022
Electronic Equipment, Instruments & Components — 3.9%
34,000	Chroma ATE, Inc.	71,309
51,100	Hon Hai Precision Industry Co., Ltd.	137,352
106,439	WT Microelectronics Co., Ltd.	125,905
89,600	Zhen Ding Technology Holding, Ltd.	215,882
		550,448
Food & Staples Retailing — 1.5%
304,000	Beijing Jingkelong Co., Ltd.	110,952
74,580	Robinsons Retail Holdings, Inc.*	92,784
		203,736
Food Products — 1.7%
175,000	Golden Agri-Resources, Ltd.	75,599
31,530	San Miguel Pure Foods Co., Inc.	169,126
		244,725
Hotels, Restaurants & Leisure — 1.1%
48,500	Genting Bhd	151,988
Independent Power Producers & Energy Traders — 0.9%
56,000	China Resources Power Holdings Co., Ltd.	132,742
Industrial Conglomerates — 3.0%
12,000	Hutchison Whampoa, Ltd.	163,116
19,000	Keppel Corp., Ltd.	168,524
145,500	Shun Tak Holdings, Ltd.	85,566
		417,206
Information Technology Services — 0.3%
62,000	econtext Asia, Ltd.*	47,655
Insurance — 4.0%
48,800	AIA Group, Ltd.	244,818
51,200	China Pacific Insurance Group Co., Ltd.β	156,715
652	Samsung Fire & Marine Insurance Co., Ltd.	160,034
		561,567
Marine — 1.2%
102,000	China Shipping Development Co., Ltd.	79,190
122,411	First Steamship Co., Ltd.	81,950
		161,140
Metals & Mining — 4.4%
80,000	Baoshan Iron & Steel Co., Ltd. - Class Aβ	54,048
9,720,000	CST Mining Group, Ltd.*	83,987
75,872	Hindustan Zinc, Ltd.	162,539
8,513	Iluka Resources, Ltd.	65,584
802	POSCO	248,155
		614,313
Multiline Retail — 2.0%
850	Hyundai Department Store Co., Ltd.	129,691
80,000	Lifestyle International Holdings, Ltd.	148,156
		277,847
Oil, Gas & Consumable Fuels — 5.3%
106,400	China Petroleum & Chemical Corp.	86,860
58,500	China Shenhua Energy Co., Ltd.	184,463
378,000	China Suntien Green Energy Corp., Ltd.	141,860
88,000	CNOOC, Ltd.	163,652
3,587	Niko Resources, Ltd. (144A)*	8,578
7,790	Niko Resources, Ltd.*	18,630
9,718	Reliance Industries, Ltd.	140,655
		744,698
Pharmaceuticals — 0.7%
18,018	Strides Arcolab, Ltd.	104,933
Real Estate Investment Trusts (REITs) — 1.0%
59,000	AIMS AMP Capital Industrial REIT	66,875
127,182	Religare Health Trust	78,128
		145,003
Real Estate Management & Development — 9.1%
462,000	Central China Real Estate, Ltd.	142,401
2,815,000	Century Properties Group, Inc.	83,746
5,000	Cheung Kong Holdings, Ltd.	78,927
4,150,000	CSI Properties, Ltd.	176,618
42,702	DLF, Ltd.	115,092
449,000	Evergrande Real Estate Group, Ltd.	171,400
78,700	IJM Land Bhd	61,297
407,500	Langham Hospitality Investments, Ltd.*	195,499
716,000	Siam Future Development PCL	123,148
10,000	Sun Hung Kai Properties, Ltd.	126,838
		1,274,966
Road & Rail — 1.1%
123,100	Daqin Railway Co., Ltd. - Class Aβ	150,268
Semiconductor & Semiconductor Equipment — 10.2%
6,000	MediaTek, Inc.	89,296
422	Samsung Electronics Co., Ltd.	548,696
5,970	SK Hynix, Inc.	208,203
164,000	Taiwan Semiconductor Manufacturing Co., Ltd.	580,604
		1,426,799
Software — 2.0%
587	NCSoft Corp.	138,239
16,000	Nexon Co., Ltd.	147,706
		285,945
Specialty Retail — 4.7%
223,000	Baoxin Auto Group, Ltd.	216,558
128,400	Chow Tai Fook Jewellery Group, Ltd.	191,424
182,726	PC Jeweller, Ltd.	252,744
		660,726
Textiles, Apparel & Luxury Goods — 3.4%
52,000	Li & Fung, Ltd.	67,062
75,300	Samsonite International S.A.	229,182
315,000	Sitoy Group Holdings, Ltd.	181,184
		477,428
Tobacco — 0.5%
14,329	ITC, Ltd.	74,564
Trading Companies & Distributors — 0.5%
15,838	Adani Enterprises, Ltd.	67,219
Total Common Stock (cost $13,212,398)		12,909,738
Fully Funded Total Return Swaps — 2.5%
6,300	Baoshan Iron & Steel Co., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	4,256
14,600	China Construction Bank Corp. Counterparty - Goldman Sachs International Maturity date - 7/31/14	9,984
5,500	CITIC Securities Co., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	11,583
9,400	Daquin Railway Co., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	11,475
51,100	Daquin Railway Co., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	62,378
60,600	Daquin Railway Co., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	73,974
5,200	SAIC Motor Corp., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	12,146
30,100	SAIC Motor Corp., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	70,304
38,300	SAIC Motor Corp., Ltd. Counterparty - Goldman Sachs International Maturity date - 7/31/14	89,457
Total Fully Funded Total Return Swaps (cost $319,659)		345,557
Money Market — 5.5%
772,024	Janus Cash Liquidity Fund LLC, 0%£ (cost $772,024)	772,024
Total Investments (total cost $14,304,081) – 100%		$14,027,319

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)
Country	Value	% of Investment Securities
Australia	$65,584	0.5%
Canada	27,208	0.2%
China	3,593,744	25.6%
Hong Kong	1,926,308	13.7%
India	1,021,315	7.3%
Indonesia	235,094	1.7%
Japan	195,361	1.4%
Malaysia	326,510	2.3%
Philippines	530,960	3.8%
Singapore	538,222	3.8%
South Korea	2,663,876	19.0%
Taiwan	1,638,442	11.7%
Thailand	263,489	1.9%
United States††	1,001,206	7.1%
Total	$14,027,319	100.0%
††	Includes Cash Equivalents of 5.5%.

Total Return Swaps outstanding as of December 31, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation/ (Depreciation)
UBS A.G.	$551	1 month USD LIBOR plus 50 basis points	Baoshan Iron & Steel Co., Ltd.	12/1/14	$ (10)
UBS A.G.	1,269	1 month USD LIBOR plus 50 basis points	China Construction Bank Corp.	12/1/14	(38)
UBS A.G.	1,435	1 month USD LIBOR plus 50 basis points	CITIC Securities Co., Ltd.	12/1/14	39
UBS A.G.	9,375	1 month USD LIBOR plus 50 basis points	Daqin Railway Co., Ltd.	12/1/14	(98)
UBS A.G.	22,288	1 month USD LIBOR plus 50 basis points	SAIC Motor Corp., Ltd.	12/1/14	(566)
Total				$ (673)

Notes to Schedule of Investments (unaudited)

LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
REIT	Real Estate Investment Trust

Cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Asia Equity Fund	$37,000

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Asia Equity Fund	$8,578	0.1%

* Non-income-producing security.

β Security is illiquid.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Asia Equity Fund
Janus Cash Liquidity Fund LLC	4,567,068	$4,567,068	(4,041,044)	$(4,041,044)	$ -	$69	$772,024

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$12,909,738	$—	$—

Fully Funded Total Return Swaps	—	345,557	—

Money Market	—	772,024	—

Total Investments in Securities	$12,909,738	$1,117,581	$—

Other Financial Instruments(a) - Assets:
Outstanding Swap Contract at Value	$—	$39	$—

Other Financial Instruments(a) – Liabilities:
Outstanding Swap Contracts at Value	$—	$712	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Balanced Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Asset-Backed/Commercial Mortgage-Backed Securities — 1.7%
$6,376,000	AmeriCredit Automobile Receivables Trust 3.3800%, 4/9/18	$6,604,018
10,393,000	AmeriCredit Automobile Receivables Trust 2.6800%, 10/9/18	10,481,767
3,385,000	AmeriCredit Automobile Receivables Trust 3.3100%, 10/8/19	3,432,478
10,761,000	Aventura Mall Trust 2013-AVM 3.7427%, 12/5/20 (144A)	9,748,670
6,785,132	Beacon Container Finance LLC 3.7200%, 9/20/27 (144A)	6,796,463
5,530,000	Boca Hotel Fund Trust 3.2166%, 8/15/26 (144A),‡	5,536,625
4,433,000	Commercial Mortgage Pass Through Certificates 3.3674%, 10/13/28 (144A),‡	4,441,751
3,179,000	Commercial Mortgage Pass Through Certificates 3.4244%, 3/10/31 (144A)	3,022,673
2,278,000	Commercial Mortgage Trust 5.6500%, 12/10/49	2,374,487
16,508,000	Commercial Mortgage Trust 5.8670%, 12/10/49‡	18,088,278
13,282,626	FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20§	11,303,515
9,893,000	GS Mortgage Securities Corp. II 3.4350%, 12/10/27 (144A),‡	8,608,434
3,458,000	GS Mortgage Securities Corp. II 3.7679%, 11/8/29 (144A),‡	3,445,945
7,760,000	GS Mortgage Securities Corp. II 2.7679%, 11/8/29 (144A),‡	7,712,129
4,056,000	GS Mortgage Securities Corp. Trust 3.6490%, 1/10/18 (144A),‡	3,990,840
4,268,000	GS Mortgage Securities Corp. Trust 3.5510%, 4/10/34 (144A),‡	4,196,357
7,625,000	Hilton USA Trust 2013-HLT 4.4065%, 11/5/30 (144A)	7,631,222
5,250,881	JPMorgan Chase Commercial Mortgage Securities Corp. 3.9166%, 8/15/29 (144A),‡	5,305,968
7,393,000	JPMorgan Chase Commercial Mortgage Securities Trust 2.8044%, 2/16/25 (144A)	7,528,077
8,000,000	JPMorgan Chase Commercial Mortgage Securities Trust 4.8447%, 2/16/25 (144A)	8,142,800
3,123,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.9066%, 4/15/30 (144A),‡	3,111,823
6,993,000	JPMorgan Chase Commercial Mortgage Securities Trust 3.1566%, 4/15/30 (144A),‡	6,962,245
7,773,000	LB-UBS Commercial Mortgage Trust 2007-C2 5.4930%, 2/15/40‡	8,202,435
3,952,000	Santander Drive Auto Receivables Trust 2.5200%, 9/17/18	3,964,002
4,254,000	Santander Drive Auto Receivables Trust 3.3000%, 9/17/18	4,379,667
16,655,000	Wachovia Bank Commercial Mortgage Trust 5.3830%, 12/15/43	17,920,663
7,637,000	Wachovia Bank Commercial Mortgage Trust 5.5910%, 4/15/47‡	8,315,059
Total Asset-Backed/Commercial Mortgage-Backed Securities (cost $192,242,309)		191,248,391
Bank Loans and Mezzanine Loans — 0.4%
Basic Industry — 0.1%
8,634,050	FMG Resources August 2006 Pty, Ltd. 4.2500%, 6/28/19‡	8,739,299
Communications — 0.1%
10,791,000	Tribune Co. 0%, 12/27/20 (a),‡	10,723,556
Consumer Cyclical — 0.1%
13,429,350	MGM Resorts International 3.5000%, 12/20/19‡	13,454,597
Consumer Non-Cyclical — 0.1%
6,643,463	Quintiles Transnational Corp. 3.7500%, 6/8/18‡	6,635,159
Total Bank Loans and Mezzanine Loans (cost $39,361,211)		39,552,611
Common Stock — 54.4%
Aerospace & Defense — 3.5%
1,782,300	Boeing Co.	243,266,127
1,015,813	Honeywell International, Inc.	92,814,834
200,343	Precision Castparts Corp.	53,952,370
		390,033,331
Beverages — 0.5%
1,612,938	Diageo PLC**	53,411,196
Capital Markets — 1.8%
5,843,244	Blackstone Group L.P.	184,062,186
316,993	Greenhill & Co., Inc.	18,366,574
		202,428,760
Chemicals — 4.0%
3,124,199	E.I. du Pont de Nemours & Co.	202,979,209
2,390,960	LyondellBasell Industries N.V. - Class A	191,946,269
592,396	Syngenta A.G. (ADR)	47,356,136
		442,281,614
Commercial Banks — 2.5%
1,913,469	CIT Group, Inc.	99,749,139
4,279,891	U.S. Bancorp	172,907,596
		272,656,735
Communications Equipment — 0.5%
824,483	Motorola Solutions, Inc.	55,652,603
Computers & Peripherals — 1.6%
309,234	Apple, Inc.	173,514,290
Consumer Finance — 0.4%
470,095	American Express Co.	42,651,719
Diversified Financial Services — 0.8%
1,566,561	JPMorgan Chase & Co.	91,612,487
Diversified Telecommunication Services — 0.7%
1,640,945	CenturyLink, Inc.	52,264,098
402,397	Verizon Communications, Inc.	19,773,789
		72,037,887
Electronic Equipment, Instruments & Components — 1.7%
329,446	Amphenol Corp. - Class A	29,379,995
2,898,802	TE Connectivity, Ltd. (U.S. Shares)	159,752,978
		189,132,973
Energy Equipment & Services — 0.2%
587,325	Noble Corp. PLC	22,007,068
Food Products — 1.3%
916,079	Hershey Co.	89,070,361
1,362,727	Unilever PLC**	56,000,934
		145,071,295
Health Care Equipment & Supplies — 0.7%
1,974,346	Abbott Laboratories	75,676,682
Health Care Providers & Services — 3.1%
2,315,768	Aetna, Inc.	158,838,527
1,009,409	AmerisourceBergen Corp.	70,971,547
1,540,932	Express Scripts Holding Co.*	108,235,064
		338,045,138
Hotels, Restaurants & Leisure — 1.6%
1,831,439	Las Vegas Sands Corp.	144,445,594
798,336	Six Flags Entertainment Corp.	29,394,731
		173,840,325
Household Durables — 0.2%
471,160	Garmin, Ltd.	21,777,015
Industrial Conglomerates — 0.6%
489,126	3M Co.	68,599,922
Information Technology Services — 1.8%
398,832	Automatic Data Processing, Inc.	32,229,614
200,694	MasterCard, Inc. - Class A	167,671,809
		199,901,423
Insurance — 0.6%
3,185,384	Prudential PLC**	70,672,625
Internet & Catalog Retail — 0.8%
80,336	priceline.com, Inc.*	93,382,566
Internet Software & Services — 1.0%
99,295	Google, Inc. - Class A*	111,280,899
Leisure Equipment & Products — 1.6%
3,599,500	Mattel, Inc.	171,264,210
Machinery — 0.4%
402,407	Dover Corp.	38,848,372
Media — 3.6%
3,904,761	CBS Corp. - Class B	248,889,466
464,194	Time Warner Cable, Inc.	62,898,287
965,280	Viacom, Inc. - Class B	84,307,555
		396,095,308
Metals & Mining — 0.2%
399,874	Rio Tinto PLC (ADR)**	22,564,890
Oil, Gas & Consumable Fuels — 2.8%
1,279,724	Chevron Corp.	159,850,325
2,231,140	Enterprise Products Partners L.P.	147,924,582
		307,774,907
Pharmaceuticals — 5.9%
2,841,416	AbbVie, Inc.	150,055,179
1,050,169	Allergan, Inc.	116,652,773
1,398,933	Bristol-Myers Squibb Co.	74,353,289
1,193,208	Johnson & Johnson	109,285,921
1,744,677	Mylan, Inc.*	75,718,982
624,205	Shire PLC (ADR)**	88,193,924
1,174,944	Zoetis, Inc.	38,408,919
		652,668,987
Real Estate Investment Trusts (REITs) — 1.1%
61,628,705	Colony American Homes Holdings III L.P. - Private Placement§	62,331,272
1,108,440	Ventas, Inc.	63,491,443
		125,822,715
Road & Rail — 1.9%
416,969	Canadian Pacific Railway, Ltd. (U.S. Shares)	63,095,749
840,533	Union Pacific Corp.	141,209,544
		204,305,293
Software — 2.2%
678,034	Intuit, Inc.	51,747,555
2,999,276	Microsoft Corp.	112,262,901
1,983,946	Oracle Corp.	75,905,774
		239,916,230
Specialty Retail — 0.9%
101,527	AutoZone, Inc.*	48,523,814
627,493	Home Depot, Inc.	51,667,774
		100,191,588
Textiles, Apparel & Luxury Goods — 1.7%
2,344,762	NIKE, Inc. - Class B	184,392,084
Tobacco — 2.2%
2,001,081	Altria Group, Inc.	76,821,500
1,957,935	Philip Morris International, Inc.**	170,594,876
		247,416,376
Total Common Stock (cost $3,658,557,557)		5,996,929,513
Corporate Bonds — 21.3%
Banking — 2.7%
$13,454,000	American Express Co. 6.8000%, 9/1/66‡	14,335,237
6,584,000	American Express Credit Corp. 1.7500%, 6/12/15	6,690,246
2,652,000	Bank of America Corp. 4.5000%, 4/1/15	2,774,459
9,895,000	Bank of America Corp. 1.5000%, 10/9/15	9,994,633
11,421,000	Bank of America Corp. 3.6250%, 3/17/16	12,015,646
13,048,000	Bank of America Corp. 3.7500%, 7/12/16	13,871,551
11,592,000	Bank of America Corp. 8.0000%, 7/30/99‡	12,843,936
26,267,000	Citigroup, Inc. 5.0000%, 9/15/14	27,015,215
13,284,000	Citigroup, Inc. 5.9000%, 12/29/49	12,420,540
1,709,000	Citigroup, Inc. 5.3500%, 11/15/99‡	1,500,502
4,620,000	Goldman Sachs Group, Inc. 5.6250%, 1/15/17	5,090,954
16,144,000	Goldman Sachs Group, Inc. 2.3750%, 1/22/18	16,205,363
10,837,000	HSBC Bank USA N.A. 4.8750%, 8/24/20	11,695,626
5,936,000	Morgan Stanley 4.0000%, 7/24/15	6,198,033
12,355,000	Morgan Stanley 3.4500%, 11/2/15	12,860,394
4,177,000	Morgan Stanley 4.7500%, 3/22/17	4,558,435
22,003,000	Morgan Stanley 4.1000%, 5/22/23	21,293,425
25,526,000	Morgan Stanley 5.0000%, 11/24/25	25,602,323
2,932,000	Royal Bank of Scotland Group PLC 2.5500%, 9/18/15**	2,998,723
17,323,000	Royal Bank of Scotland Group PLC 6.1000%, 6/10/23**	17,463,247
8,713,000	Royal Bank of Scotland Group PLC 6.0000%, 12/19/23**	8,775,037
10,725,000	Santander UK PLC 5.0000%, 11/7/23 (144A),**	10,764,897
12,441,000	SVB Financial Group 5.3750%, 9/15/20	13,701,186
7,393,000	Zions Bancorp 4.5000%, 3/27/17	7,827,893
17,949,000	Zions Bancorp 5.8000%, 12/15/99‡	16,333,590
		294,831,091
Basic Industry — 1.3%
6,292,000	ArcelorMittal 5.0000%, 2/25/17	6,748,170
6,648,000	Ashland, Inc. 3.8750%, 4/15/18	6,731,100
6,758,000	Ashland, Inc. 4.7500%, 8/15/22	6,420,100
9,022,000	Ashland, Inc. 6.8750%, 5/15/43	8,525,790
4,442,000	FMG Resources August 2006 Pty, Ltd. 7.0000%, 11/1/15 (144A)	4,608,575
9,436,000	FMG Resources August 2006 Pty, Ltd. 8.2500%, 11/1/19 (144A)	10,591,910
40,452,000	LyondellBasell Industries N.V. 5.0000%, 4/15/19	44,926,841
4,922,000	Plains Exploration & Production Co. 6.5000%, 11/15/20	5,435,758
1,934,000	Plains Exploration & Production Co. 6.6250%, 5/1/21	2,120,720
5,104,000	Plains Exploration & Production Co. 6.7500%, 2/1/22	5,622,179
21,271,000	Plains Exploration & Production Co. 6.8750%, 2/15/23	23,717,165
4,687,000	Reliance Steel & Aluminum Co. 4.5000%, 4/15/23	4,597,567
10,616,000	Sherwin-Williams Co. 3.1250%, 12/15/14	10,871,177
		140,917,052
Brokerage — 1.3%
15,946,000	Ameriprise Financial, Inc. 7.5180%, 6/1/66‡	17,660,195
7,183,000	Carlyle Holdings Finance LLC 3.8750%, 2/1/23 (144A)	6,848,272
5,219,000	E*TRADE Financial Corp. 6.0000%, 11/15/17	5,545,188
3,323,000	Lazard Group LLC 6.8500%, 6/15/17	3,746,699
13,801,000	Lazard Group LLC 4.2500%, 11/14/20	13,771,052
17,947,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.6250%, 3/15/20 (144A)	18,844,350
11,447,000	Neuberger Berman Group LLC / Neuberger Berman Finance Corp. 5.8750%, 3/15/22 (144A)	11,790,410
16,326,000	Raymond James Financial, Inc. 4.2500%, 4/15/16	17,270,149
30,666,000	Raymond James Financial, Inc. 5.6250%, 4/1/24	32,170,903
10,301,000	TD Ameritrade Holding Corp. 4.1500%, 12/1/14	10,635,370
5,789,000	TD Ameritrade Holding Corp. 5.6000%, 12/1/19	6,682,347
		144,964,935
Capital Goods — 0.6%
7,068,000	CNH Capital LLC 3.6250%, 4/15/18	7,165,185
9,818,000	Exelis, Inc. 4.2500%, 10/1/16	10,368,525
4,436,000	Exelis, Inc. 5.5500%, 10/1/21	4,461,707
12,222,000	FLIR Systems, Inc. 3.7500%, 9/1/16	12,746,030
11,341,000	Hanson, Ltd. 6.1250%, 8/15/16**	12,446,747
10,600,000	Ingersoll-Rand Global Holding Co., Ltd. 4.2500%, 6/15/23 (144A)	10,353,137
2,555,000	Interface, Inc. 7.6250%, 12/1/18	2,746,625
7,337,000	TransDigm, Inc. 7.7500%, 12/15/18	7,868,932
2,111,000	Vulcan Materials Co. 7.0000%, 6/15/18	2,401,263
		70,558,151
Communications — 1.4%
1,310,000	Gannett Co., Inc. 6.3750%, 9/1/15	1,404,975
6,665,000	SBA Tower Trust 2.9330%, 12/15/17 (144A)	6,783,677
4,705,000	Sprint Capital Corp. 6.9000%, 5/1/19	5,140,213
10,800,000	Sprint Communications, Inc. 7.0000%, 8/15/20	11,691,000
10,063,000	Sprint Corp. 7.2500%, 9/15/21 (144A)	10,805,146
13,085,000	UBM PLC 5.7500%, 11/3/20 (144A),**	13,603,362
9,444,000	Verizon Communications, Inc. 2.5000%, 9/15/16	9,765,436
15,542,000	Verizon Communications, Inc. 3.6500%, 9/14/18	16,452,202
42,230,000	Verizon Communications, Inc. 5.1500%, 9/15/23	45,342,013
19,900,000	Verizon Communications, Inc. 6.4000%, 9/15/33	22,887,408
9,997,000	Verizon Communications, Inc. 6.5500%, 9/15/43	11,696,080
		155,571,512
Consumer Cyclical — 3.1%
13,086,000	ADT Corp. 4.1250%, 6/15/23	11,613,982
19,164,000	Brinker International, Inc. 3.8750%, 5/15/23	17,251,720
2,737,000	Continental Rubber of America Corp. 4.5000%, 9/15/19 (144A)	2,900,673
10,296,000	CVS Caremark Corp. 2.2500%, 12/5/18	10,292,994
12,893,000	CVS Caremark Corp. 4.0000%, 12/5/23	12,865,718
4,779,000	D.R. Horton, Inc. 4.7500%, 5/15/17	5,053,793
29,587,000	Ford Motor Credit Co. LLC 3.8750%, 1/15/15	30,529,464
3,567,000	Ford Motor Credit Co. LLC 4.2500%, 2/3/17	3,837,264
6,971,000	Ford Motor Credit Co. LLC 3.0000%, 6/12/17	7,245,086
10,208,000	Ford Motor Credit Co. LLC 6.6250%, 8/15/17	11,825,284
12,821,000	Ford Motor Credit Co. LLC 5.0000%, 5/15/18	14,281,427
21,056,000	Ford Motor Credit Co. LLC 5.8750%, 8/2/21	23,871,377
15,413,000	Ford Motor Credit Co. LLC 4.2500%, 9/20/22	15,483,838
18,723,000	General Motors Co. 3.5000%, 10/2/18 (144A)	19,144,268
60,039,000	General Motors Co. 4.8750%, 10/2/23 (144A)	60,789,487
14,378,000	General Motors Co. 6.2500%, 10/2/43 (144A)	14,935,148
4,937,000	General Motors Financial Co., Inc. 3.2500%, 5/15/18 (144A)	4,937,000
7,121,000	General Motors Financial Co., Inc. 4.2500%, 5/15/23 (144A)	6,773,851
2,650,000	Host Hotels & Resorts L.P. 6.7500%, 6/1/16	2,688,197
3,529,000	Jaguar Land Rover Automotive PLC 5.6250%, 2/1/23 (144A),**	3,529,000
6,326,000	M.D.C. Holdings, Inc. 5.3750%, 12/15/14	6,567,571
15,190,000	Macy's Retail Holdings, Inc. 5.7500%, 7/15/14	15,596,454
6,279,000	Macy's Retail Holdings, Inc. 5.9000%, 12/1/16	7,043,016
3,664,000	MGM Resorts International 6.6250%, 7/15/15	3,929,640
5,235,000	MGM Resorts International 7.5000%, 6/1/16	5,863,200
5,161,000	MGM Resorts International 8.6250%, 2/1/19	6,051,273
3,828,000	Toll Brothers Finance Corp. 4.0000%, 12/31/18	3,894,990
3,491,000	Toll Brothers Finance Corp. 5.8750%, 2/15/22	3,613,185
1,954,000	Toll Brothers Finance Corp. 4.3750%, 4/15/23	1,812,335
6,102,000	Wynn Las Vegas LLC / Wynn Las Vegas Capital Corp. 4.2500%, 5/30/23 (144A)	5,720,625
		339,941,860
Consumer Non-Cyclical — 1.9%
7,808,000	AbbVie, Inc. 1.7500%, 11/6/17	7,794,625
7,760,000	Actavis, Inc. 1.8750%, 10/1/17	7,679,071
1,719,000	Constellation Brands, Inc. 3.7500%, 5/1/21	1,615,860
5,663,000	Fresenius Medical Care U.S. Finance II, Inc. 5.8750%, 1/31/22 (144A)	5,974,465
14,293,000	Life Technologies Corp. 6.0000%, 3/1/20	16,422,957
2,964,000	Life Technologies Corp. 5.0000%, 1/15/21	3,209,102
2,604,000	Perrigo Co., Ltd. 2.3000%, 11/8/18 (144A)	2,570,221
7,853,000	Perrigo Co., Ltd. 4.0000%, 11/15/23 (144A)	7,704,539
12,472,000	SABMiller Holdings, Inc. 2.2000%, 8/1/18 (144A),**	12,452,419
2,870,000	Safeway, Inc. 3.9500%, 8/15/20	2,868,947
13,288,000	Safeway, Inc. 4.7500%, 12/1/21	13,343,358
3,071,000	Sun Merger Sub, Inc. 5.2500%, 8/1/18 (144A)	3,216,873
9,828,000	Tenet Healthcare Corp. 8.1250%, 4/1/22	10,589,670
3,003,000	Thermo Fisher Scientific, Inc. 2.4000%, 2/1/19	2,975,045
2,341,000	Thermo Fisher Scientific, Inc. 3.6000%, 8/15/21	2,320,032
2,493,000	Thermo Fisher Scientific, Inc. 3.1500%, 1/15/23	2,320,018
6,406,000	Thermo Fisher Scientific, Inc. 4.1500%, 2/1/24	6,345,130
1,822,000	Thermo Fisher Scientific, Inc. 5.3000%, 2/1/44	1,842,361
37,271,000	Tyson Foods, Inc. 6.6000%, 4/1/16	41,604,015
16,534,000	VPII Escrow Corp. 6.7500%, 8/15/18 (144A)	18,166,732
20,547,000	WM Wrigley Jr. Co. 2.4000%, 10/21/18 (144A)	20,420,985
20,529,000	WM Wrigley Jr. Co. 3.3750%, 10/21/20 (144A)	20,293,265
		211,729,690
Electric — 0.3%
1,185,000	AES Corp. 7.7500%, 10/15/15	1,309,425
12,181,000	CMS Energy Corp. 4.2500%, 9/30/15	12,833,609
8,122,000	PPL WEM Holdings PLC 3.9000%, 5/1/16 (144A)	8,487,563
4,512,000	PPL WEM Holdings PLC 5.3750%, 5/1/21 (144A)	4,797,574
		27,428,171
Energy — 1.5%
33,415,000	Chesapeake Energy Corp. 5.3750%, 6/15/21	34,584,525
19,967,000	Chesapeake Energy Corp. 5.7500%, 3/15/23	20,566,010
10,790,000	Cimarex Energy Co. 5.8750%, 5/1/22	11,410,425
1,309,000	Continental Resources, Inc. 7.1250%, 4/1/21	1,484,079
22,011,000	Continental Resources, Inc. 5.0000%, 9/15/22	22,863,926
10,213,000	Devon Energy Corp. 2.2500%, 12/15/18	10,105,998
9,091,000	Motiva Enterprises LLC 5.7500%, 1/15/20 (144A)	10,323,894
22,494,000	Nabors Industries, Inc. 5.0000%, 9/15/20	23,406,402
1,324,000	Nabors Industries, Inc. 4.6250%, 9/15/21	1,325,552
1,760,000	Petrohawk Energy Corp. 7.2500%, 8/15/18	1,897,280
9,579,000	Petrohawk Energy Corp. 6.2500%, 6/1/19	10,556,058
13,814,000	Whiting Petroleum Corp. 5.0000%, 3/15/19	14,124,815
		162,648,964
Finance Companies — 1.1%
11,134,000	Charles Schwab Corp. 7.0000%, 8/1/99‡	12,336,472
26,217,000	CIT Group, Inc. 4.2500%, 8/15/17	27,298,451
3,686,000	CIT Group, Inc. 6.6250%, 4/1/18 (144A)	4,142,143
18,447,000	CIT Group, Inc. 5.5000%, 2/15/19 (144A)	19,784,407
21,806,000	CIT Group, Inc. 5.0000%, 8/1/23	20,988,275
4,925,000	GE Capital Trust I 6.3750%, 11/15/67‡	5,319,000
1,116,000	General Electric Capital Corp. 6.3750%, 11/15/67‡	1,210,860
14,600,000	General Electric Capital Corp. 7.1250%, 12/15/99‡	16,315,500
15,100,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	15,590,750
		122,985,858
Financial — 0.3%
13,835,000	Jones Lang LaSalle, Inc. 4.4000%, 11/15/22	13,287,950
24,504,000	LeasePlan Corp. N.V. 2.5000%, 5/16/18 (144A)	23,822,789
		37,110,739
Industrial — 0.3%
4,399,000	CBRE Services, Inc. 6.6250%, 10/15/20	4,706,930
5,620,000	Cintas Corp. No. 2 2.8500%, 6/1/16	5,797,002
5,884,000	Cintas Corp. No. 2 4.3000%, 6/1/21	6,108,616
8,986,000	URS Corp. 4.3500%, 4/1/17 (144A)	9,154,263
8,591,000	URS Corp. 5.5000%, 4/1/22 (144A)	8,461,731
		34,228,542
Insurance — 0.7%
15,391,000	American International Group, Inc. 4.2500%, 9/15/14	15,775,698
3,576,000	American International Group, Inc. 5.6000%, 10/18/16	3,984,197
5,677,000	American International Group, Inc. 6.2500%, 3/15/37	5,677,000
18,173,000	American International Group, Inc. 8.1750%, 5/15/58‡	21,989,330
7,431,000	ING U.S., Inc. 5.6500%, 5/15/53‡	7,226,647
20,909,000	Primerica, Inc. 4.7500%, 7/15/22	21,536,040
		76,188,912
Mortgage Assets — 0.1%
14,422,000	Northern Rock Asset Management PLC 5.6250%, 6/22/17 (144A),**	16,253,450
Natural Gas — 1.4%
8,205,000	DCP Midstream Operating L.P. 3.2500%, 10/1/15	8,476,545
17,114,000	DCP Midstream Operating L.P. 4.9500%, 4/1/22	17,372,302
619,000	El Paso LLC 6.5000%, 9/15/20	663,767
2,231,000	El Paso Pipeline Partners Operating Co. LLC 6.5000%, 4/1/20	2,562,123
6,402,000	El Paso Pipeline Partners Operating Co. LLC 5.0000%, 10/1/21	6,704,898
6,330,000	Energy Transfer Partners L.P. 4.1500%, 10/1/20	6,422,298
21,525,000	Enterprise Products Operating LLC 3.3500%, 3/15/23	20,446,856
17,984,000	Kinder Morgan Finance Co. LLC 5.7000%, 1/5/16	19,317,190
4,562,000	Kinder Morgan, Inc. 5.0000%, 2/15/21 (144A)	4,493,506
8,099,000	Kinder Morgan, Inc. 5.6250%, 11/15/23 (144A)	7,841,751
13,709,000	Plains All American Pipeline L.P. / PAA Finance Corp. 3.9500%, 9/15/15	14,416,549
2,375,000	Spectra Energy Partners L.P. 2.9500%, 9/25/18	2,407,359
12,214,000	Spectra Energy Partners L.P. 4.7500%, 3/15/24	12,450,988
24,436,000	Western Gas Partners L.P. 5.3750%, 6/1/21	26,178,262
8,219,000	Williams Cos., Inc. 3.7000%, 1/15/23	7,173,609
		156,928,003
Real Estate Investment Trusts (REITs) — 1.0%
17,122,000	Alexandria Real Estate Equities, Inc. 4.6000%, 4/1/22	17,228,995
11,970,000	American Tower Trust I 1.5510%, 3/15/18 (144A)	11,682,481
9,995,000	American Tower Trust I 3.0700%, 3/15/23 (144A)	9,350,892
9,860,000	Goodman Funding Pty, Ltd. 6.3750%, 11/12/20 (144A)	10,874,466
7,963,000	Post Apartment Homes L.P. 4.7500%, 10/15/17	8,609,827
4,471,000	Reckson Operating Partnership L.P. 6.0000%, 3/31/16	4,844,709
2,562,000	Retail Opportunity Investments Partnership L.P. 5.0000%, 12/15/23	2,550,817
3,916,000	Senior Housing Properties Trust 6.7500%, 4/15/20	4,348,209
4,324,000	Senior Housing Properties Trust 6.7500%, 12/15/21	4,773,942
9,503,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 5.0000%, 8/15/18	10,131,661
18,342,000	SL Green Realty Corp. / SL Green Operating Partnership / Reckson Operating Partnership 7.7500%, 3/15/20	21,549,612
		105,945,611
Technology — 1.8%
18,913,000	Amphenol Corp. 4.7500%, 11/15/14	19,542,708
5,094,000	Autodesk, Inc. 1.9500%, 12/15/17	5,039,168
7,716,000	Autodesk, Inc. 3.6000%, 12/15/22	7,125,117
8,096,000	Fiserv, Inc. 3.1250%, 10/1/15	8,382,145
4,760,000	Fiserv, Inc. 3.1250%, 6/15/16	4,967,089
14,551,000	National Semiconductor Corp. 3.9500%, 4/15/15	15,166,667
12,262,000	National Semiconductor Corp. 6.6000%, 6/15/17	14,330,072
31,639,000	Samsung Electronics America, Inc. 1.7500%, 4/10/17 (144A)	31,436,384
33,189,000	TSMC Global, Ltd. 1.6250%, 4/3/18 (144A)	31,782,981
7,881,000	Verisk Analytics, Inc. 4.8750%, 1/15/19	8,344,891
37,932,000	Verisk Analytics, Inc. 5.8000%, 5/1/21	40,964,322
12,156,000	Verisk Analytics, Inc. 4.1250%, 9/12/22	11,765,999
		198,847,543
Transportation — 0.5%
2,223,000	Asciano Finance, Ltd. 3.1250%, 9/23/15 (144A)	2,273,307
2,298,961	CSX Transportation, Inc. 8.3750%, 10/15/14	2,426,498
12,327,000	JB Hunt Transport Services, Inc. 3.3750%, 9/15/15	12,769,527
1,546,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 2.5000%, 3/15/16 (144A)	1,583,903
12,945,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 3.3750%, 3/15/18 (144A)	13,270,683
1,316,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.8750%, 7/11/22 (144A)	1,350,058
7,089,000	Penske Truck Leasing Co. L.P. / PTL Finance Corp. 4.2500%, 1/17/23 (144A)	6,904,126
8,405,000	Southwest Airlines Co. 5.1250%, 3/1/17	9,128,410
		49,706,512
Total Corporate Bonds (cost $2,288,592,318)		2,346,786,596
Mortgage-Backed Securities — 6.7%
	Fannie Mae:
2,991,188	5.5000%, 1/1/25	3,268,136
5,252,333	5.5000%, 7/1/25	5,757,953
7,026,667	5.0000%, 9/1/29	7,660,726
2,979,486	5.0000%, 1/1/30	3,268,722
1,832,459	5.5000%, 1/1/33	2,030,612
1,692,313	5.0000%, 11/1/33	1,843,603
2,286,069	5.0000%, 12/1/33	2,491,373
8,594,266	6.0000%, 10/1/35	9,637,537
9,163,021	6.0000%, 12/1/35	10,276,942
1,418,522	6.0000%, 2/1/37	1,596,898
8,794,299	6.0000%, 9/1/37	9,491,119
7,194,558	6.0000%, 10/1/38	8,238,686
3,007,440	7.0000%, 2/1/39	3,219,133
9,683,771	5.5000%, 12/1/39	10,688,488
6,922,070	5.0000%, 6/1/40	7,550,466
8,148,064	5.0000%, 6/1/40	8,865,546
2,170,019	4.5000%, 10/1/40	2,310,918
19,557,926	5.0000%, 2/1/41	21,380,841
2,225,243	5.0000%, 3/1/41	2,434,214
3,208,771	4.5000%, 4/1/41	3,418,532
5,906,460	4.5000%, 4/1/41	6,281,549
4,500,484	5.0000%, 4/1/41	4,914,134
6,056,202	4.5000%, 5/1/41	6,454,257
4,319,814	5.0000%, 5/1/41	4,719,558
10,682,749	5.0000%, 5/1/41	11,701,951
5,902,058	5.0000%, 6/1/41	6,436,766
2,910,727	5.0000%, 7/1/41	3,175,624
9,421,574	5.0000%, 7/1/41	10,309,864
7,870,521	4.5000%, 8/1/41	8,372,495
155,006	5.0000%, 9/1/41	169,269
31,237,536	5.0000%, 2/1/42	35,094,301
6,491,073	4.0000%, 9/1/42	6,622,262
43,182,620	4.5000%, 9/1/42	45,744,132
11,531,353	4.5000%, 11/1/42	12,248,387
28,287,266	4.5000%, 2/1/43	29,978,088
40,715,841	4.5000%, 2/1/43	43,460,733
17,643,736	4.0000%, 5/1/43	18,000,478
	Freddie Mac:
2,384,206	5.0000%, 1/1/19	2,524,225
1,865,006	5.0000%, 2/1/19	1,975,042
2,523,055	5.5000%, 8/1/19	2,691,583
3,266,013	5.0000%, 6/1/20	3,466,631
7,134,833	5.5000%, 12/1/28	7,895,655
10,311,073	5.0000%, 1/1/36	11,301,557
5,316,417	5.5000%, 10/1/36	5,937,053
8,454,429	5.0000%, 5/1/39	9,170,570
24,083,896	6.0000%, 4/1/40	27,099,939
5,539,768	4.5000%, 1/1/41	5,896,618
17,725,223	5.0000%, 3/1/41	19,185,190
12,428,293	5.0000%, 5/1/41	13,586,952
8,461,620	5.5000%, 5/1/41	9,453,288
3,807,905	5.0000%, 9/1/41	4,122,127
	Ginnie Mae:
7,373,710	5.1000%, 1/15/32	8,243,296
7,846,809	4.9000%, 10/15/34	8,568,396
4,484,324	6.0000%, 11/20/34	5,011,119
1,085,453	5.5000%, 9/15/35	1,225,817
5,233,296	5.5000%, 3/15/36	5,815,154
2,496,613	6.0000%, 1/20/39	2,812,323
1,282,532	7.0000%, 5/20/39	1,474,676
6,567,277	5.5000%, 8/15/39	7,684,584
20,132,162	5.5000%, 8/15/39	22,897,758
4,694,982	5.0000%, 10/15/39	5,206,584
7,197,511	5.5000%, 10/15/39	8,176,020
7,640,284	5.0000%, 11/15/39	8,435,324
2,352,070	5.0000%, 1/15/40	2,606,207
1,893,441	5.0000%, 4/15/40	2,098,413
2,762,289	5.0000%, 5/15/40	3,022,479
2,424,953	5.0000%, 7/15/40	2,686,346
7,658,055	5.0000%, 7/15/40	8,483,964
8,013,180	5.0000%, 2/15/41	8,822,239
3,097,803	5.0000%, 4/15/41	3,559,927
3,289,815	5.0000%, 5/15/41	3,661,992
2,020,871	4.5000%, 7/15/41	2,178,990
6,875,993	4.5000%, 7/15/41	7,393,192
16,034,405	4.5000%, 8/15/41	17,515,441
1,902,834	5.0000%, 9/15/41	2,082,235
950,415	5.5000%, 9/20/41	1,046,401
10,731,678	4.5000%, 10/20/41	11,499,651
1,063,837	6.0000%, 10/20/41	1,198,539
2,917,850	6.0000%, 12/20/41	3,278,714
6,037,386	5.5000%, 1/20/42	6,656,589
3,149,426	6.0000%, 1/20/42	3,543,498
2,706,929	6.0000%, 2/20/42	3,048,674
2,517,234	6.0000%, 3/20/42	2,832,202
9,785,996	6.0000%, 4/20/42	11,010,565
3,367,748	3.5000%, 5/20/42	3,411,274
3,988,655	6.0000%, 5/20/42	4,488,164
11,917,992	5.5000%, 7/20/42	13,170,516
2,662,662	6.0000%, 7/20/42	2,998,444
2,817,542	6.0000%, 8/20/42	3,173,573
6,078,999	6.0000%, 9/20/42	6,840,563
2,733,591	6.0000%, 11/20/42	3,068,195
3,465,737	6.0000%, 2/20/43	3,903,318
Total Mortgage-Backed Securities (cost $744,559,225)		738,252,079
Preferred Stock — 0.6%
Capital Markets — 0%
58,675	Charles Schwab Corp., 6.0000%	1,290,263
Commercial Banks — 0.2%
958,525	Wells Fargo & Co., 6.6250%	24,653,263
Construction & Engineering — 0.1%
200,000	Citigroup Capital XIII, 7.8750%	5,450,000
Consumer Finance — 0.1%
601,750	Discover Financial Services, 6.5000%	13,864,320
Household Products — 0.2%
460,800	Morgan Stanley, 6.8750%	11,533,824
586,810	Morgan Stanley, 7.1250%	15,339,214
		26,873,038
Total Preferred Stock (cost $72,145,879)		72,130,884
U.S. Treasury Notes/Bonds — 13.9%
	U.S. Treasury Notes/Bonds:
$193,000	0.2500%, 5/31/15	193,090
4,325,000	0.3750%, 6/15/15	4,334,121
22,133,000	0.2500%, 7/15/15	22,133,863
101,383,000	0.3750%, 8/31/15	101,537,406
41,657,000	0.2500%, 9/30/15	41,619,592
154,230,000	0.2500%, 10/31/15	154,013,153
160,145,000	0.2500%, 11/30/15	159,825,991
33,065,000	0.2500%, 12/31/15	32,977,179
8,045,000	0.3750%, 2/15/16	8,037,454
32,278,000	0.8750%, 1/31/17	32,308,277
2,448,000	0.8750%, 2/28/17	2,447,809
65,113,000	0.7500%, 6/30/17	64,426,253
6,045,000	0.7500%, 10/31/17	5,935,434
8,890,000	0.7500%, 12/31/17	8,692,749
3,565,000	0.8750%, 1/31/18	3,497,044
14,380,000	0.7500%, 3/31/18	13,971,062
82,954,000	1.3750%, 7/31/18	82,208,741
221,851,000	1.5000%, 8/31/18	220,724,441
305,744,000	1.3750%, 9/30/18	302,017,592
146,641,000	1.2500%, 10/31/18	143,765,517
13,740,000	1.0000%, 9/30/19	12,971,412
14,839,000	1.7500%, 5/15/23	13,374,806
66,031,000	2.5000%, 8/15/23	63,410,362
20,450,000	3.6250%, 8/15/43	19,312,469
19,439,000	3.7500%, 11/15/43	18,788,999
Total U.S. Treasury Notes/Bonds (cost $1,542,929,359)		1,532,524,816
Money Market — 1.0%
109,872,017	Janus Cash Liquidity Fund LLC, 0%£ (cost $109,872,017)	109,872,017
Total Investments (total cost $8,648,259,875) – 100%		$11,027,296,907

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$37,087,557	0.3%
Canada	63,095,749	0.6%
Germany	8,875,138	0.1%
Luxembourg	6,748,170	0.1%
Netherlands	23,822,789	0.2%
South Korea	31,436,384	0.3%
Switzerland	47,356,136	0.4%
Taiwan	31,782,981	0.3%
United Kingdom	389,130,451	3.5%
United States††	10,387,961,552	94.2%
Total	$11,027,296,907	100.0%

†† Includes Cash Equivalents of 1.0%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized (Depreciation)
Credit Suisse Securities International: British Pound 1/9/14	24,810,000	$41,076,305	$(1,012,647)
HSBC Securities (USA), Inc.: British Pound 1/16/14	21,275,000	35,221,740	(422,116)
JPMorgan Chase & Co.: British Pound 1/23/14	26,100,000	43,207,424	(745,073)
RBC Capital Markets Corp.: British Pound 1/16/14	25,900,000	42,878,640	(526,442)
Total		$162,384,110	$(2,706,278)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Balanced Fund	$ 648,777,660	5.9%

(a) All or a portion of this position has not settled, or is not funded. Upon settlement or funding date, interest rates for unsettled or unfunded amounts will be determined. Interest and dividends will not be accrued until time of settlement or funding.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Balanced Fund	$476,260,452

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Balanced Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/2013	$61,705,954	$62,331,272	0.6%
FREMF 2010 K-SCT Mortgage Trust 2.0000%, 1/25/20	4/29/2013	11,274,667	11,303,515	0.1%
		$72,980,621	$73,634,787	0.7%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Balanced Fund
Janus Cash Liquidity Fund LLC	858,449,623	$858,449,623	(812,657,000)	$(812,657,000)	$-	$36,544	$109,872,017

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quote Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Asset-Backed/Commercial Mortgage-Backed Securities	$—	$191,248,391	$—

Bank Loans and Mezzanine Loans	—	39,552,611	—

Common Stock

Real Estate Investment Trusts (REITs)	63,491,443	—	62,331,272
All Other	5,871,106,798	—	—

Corporate Bonds	—	2,346,786,596	—

Mortgage-Backed Securities	—	738,252,079	—

Preferred Stock	—	72,130,884	—

U.S. Treasury Notes/Bonds	—	1,532,524,816	—

Money Market	—	109,872,017	—

Total Investments in Securities	$5,934,598,241	$5,030,367,394	$62,331,272

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$2,706,278	$—

(a) Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Contrarian Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 99.6%
Aerospace & Defense — 1.3%
277,618	TransDigm Group, Inc.	$44,702,050
Air Freight & Logistics — 2.5%
604,315	FedEx Corp.	86,882,367
Airlines — 5.3%
15,526,289	AirAsia Bhd	10,433,059
4,536,889	United Continental Holdings, Inc.*,**	171,630,511
		182,063,570
Capital Markets — 0.5%
916,127	E*TRADE Financial Corp.*	17,992,734
Chemicals — 2.0%
7,846,308	Alent PLC**	46,118,836
745,920	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)	24,585,523
		70,704,359
Commercial Banks — 0.8%
2,641,550	IndusInd Bank, Ltd.	17,967,665
973,593	ING Vysya Bank, Ltd.	9,640,696
		27,608,361
Commercial Services & Supplies — 5.0%
4,182,865	Tyco International, Ltd. (U.S. Shares)**	171,664,780
Communications Equipment — 6.4%
1,855,430	Motorola Solutions, Inc.**	125,241,525
7,958,438	Telefonaktiebolaget L.M. Ericsson (ADR)	97,411,281
		222,652,806
Construction & Engineering — 1.6%
8,268,534	UGL, Ltd.	53,957,314
Containers & Packaging — 2.1%
1,662,473	Amcor, Ltd.	15,657,106
1,000,969	Ball Corp.	51,710,059
4,789,761	Orora, Ltd.*	4,959,938
		72,327,103
Diversified Financial Services — 7.1%
363,690	Berkshire Hathaway, Inc. - Class B*	43,119,087
1,946,600	Citigroup, Inc.	101,437,326
582,346	CME Group, Inc.	45,690,867
244,633	IntercontinentalExchange Group, Inc.	55,022,854
		245,270,134
Electric Utilities — 0.4%
372,072	Brookfield Infrastructure Partners L.P.	14,592,664
Electrical Equipment — 3.0%
1,620,614	Osram Licht A.G.*	91,401,417
359,873	Polypore International, Inc.*	13,999,060
		105,400,477
Energy Equipment & Services — 6.4%
2,588,610	Dresser-Rand Group, Inc.*	154,358,814
852,025	National Oilwell Varco, Inc.	67,761,548
		222,120,362
Health Care Equipment & Supplies — 1.8%
1,621,938	Abbott Laboratories	62,168,883
Health Care Providers & Services — 3.9%
278,603	DaVita HealthCare Partners, Inc.*	17,655,072
1,958,231	Omnicare, Inc.	118,198,823
		135,853,895
Hotels, Restaurants & Leisure — 1.7%
38,975,000	Ajisen China Holdings, Ltd.	40,312,033
2,004,689	Wendy's Co.	17,480,888
		57,792,921
Household Durables — 0.4%
689,977	WCI Communities, Inc.*	13,171,661
Information Technology Services — 4.5%
1,506,703	Amdocs, Ltd. (U.S. Shares)	62,136,432
2,051,516	Teradata Corp.*	93,323,463
		155,459,895
Internet & Catalog Retail — 1.5%
3,586,900	Rakuten, Inc.**	53,280,574
Machinery — 1.0%
569,260	Colfax Corp.*	36,256,169
Media — 4.4%
1,958,737	News Corp. - Class A*	35,296,441
616,982	Tribune Co.*	47,754,407
1,974,989	Twenty-First Century Fox, Inc.	69,480,113
		152,530,961
Metals & Mining — 0.4%
509,541	ThyssenKrupp A.G.	12,399,280
Oil, Gas & Consumable Fuels — 2.7%
177,578	Apache Corp.	15,261,053
995,112	Athabasca Oil Corp.*	6,071,298
935,304	Phillips 66	72,139,998
		93,472,349
Pharmaceuticals — 17.6%
1,266,184	AbbVie, Inc.	66,867,177
4,317,914	Endo Health Solutions, Inc.*	291,286,479
1,213,722	Forest Laboratories, Inc.*	72,859,732
2,131,249	Ipca Laboratories, Ltd.	24,959,906
2,191,690	Mallinckrodt PLC*	114,537,719
358,772	Questcor Pharmaceuticals, Inc.	19,535,135
426,614	Teva Pharmaceutical Industries, Ltd. (ADR)	17,098,689
		607,144,837
Real Estate Investment Trusts (REITs) — 0.4%
13,771,577	Colony American Homes Holdings III L.P. - Private Placement§	13,928,573
Real Estate Management & Development — 5.3%
9,469,337	St. Joe Co.*,**,£	181,716,577
Road & Rail — 5.0%
1,134,215	Canadian Pacific Railway, Ltd. (U.S. Shares)	171,629,414
Textiles, Apparel & Luxury Goods — 4.3%
48,415,000	Li & Fung, Ltd.	62,438,742
2,501,318	Wolverine World Wide, Inc.	84,944,759
		147,383,501
Tobacco — 0.3%
2,351,360	ITC, Ltd.	12,235,816
Total Common Stock (cost $2,693,827,956)		3,444,364,387

Purchased Options - Calls — 0.5%
23,545	Delta Air Lines, Inc. expires March 2014 exercise price $32.00	1,047,371
74,178	United Continental Holdings, Inc. expires March 2014 exercise price $40.00	14,733,925
Total Purchased Options - Calls (premiums paid $14,723,616)		15,781,296
Money Market — 0.7%
24,696,224	Janus Cash Liquidity Fund LLC, 0%£ (cost $24,696,224)	24,696,224
Total Investments (total cost $2,733,247,796) – 100.8%		3,484,841,907
Common Stock Sold Short — (0.8)%
Computer Graphics — (0.8)%
389,956	Tableau Software, Inc. - Class A* (proceeds $25,923,219)	(26,879,667)
Total Investments and Security Sold Short (total cost $2,707,324,577) – 100%		$3,457,962,240

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$74,574,358	2.1%
Canada	202,286,235	5.8%
China	40,312,033	1.2%
Germany	103,800,697	3.0%
Hong Kong	62,438,742	1.8%
India	64,804,083	1.9%
Israel	17,098,689	0.5%
Japan	53,280,574	1.5%
Malaysia	10,433,059	0.3%
Sweden	97,411,281	2.8%
United Kingdom	46,118,836	1.3%
United States††	2,712,283,320	77.8%
Total	$3,484,841,907	100.0%

†† Includes Cash Equivalents of 0.7%.

Summary of Investments by Country – (Short Positions)

December 31, 2013 (unaudited)

Country	Value	% of Securities Sold Short
United States	(26,879,667)	100.0%
Total	$(26,879,667)	100.0%

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse Securities International:
British Pound 1/9/14	4,100,000	$6,788,103	$(162,933)
Japanese Yen 1/9/14	1,450,000,000	13,771,667	601,985
		20,559,770	439,052
HSBC Securities (USA), Inc.: Japanese Yen 1/16/14	1,300,000,000	12,347,573	270,969
JPMorgan Chase & Co.:
British Pound 1/23/14	3,900,000	6,456,282	(111,333)
Japanese Yen 1/23/14	1,330,000,000	12,633,091	264,129
		19,089,373	152,796
RBC Capital Markets Corp.: Japanese Yen 1/16/14	1,180,000,000	11,207,797	258,199
Total		$63,204,513	$1,121,016

Schedule of Written Option – Call	Value
Endo Health Solutions, Inc. expires January 2014 5,400 contracts exercise price $65.00 (premiums received $2,022,300)	$(2,045,053)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Contrarian Fund	$503,338,300

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Contrarian Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$13,788,838	$13,928,573	0.4%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Contrarian Fund
Janus Cash Liquidity Fund LLC	273,073,226	$273,073,226	(249,379,002)	$(249,379,002)	$-	$7,795	$24,696,224
St. Joe Co.	22,540	404,017	-	-	-	-	181,716,577

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$—	$—	$13,928,573
All Other	3,430,435,814	—	—

Purchased Options	—	15,781,296	—

Money Market	—	24,696,224	—

Total Investments in Securities	$3,430,435,814	$40,477,520	$13,928,573

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$1,395,282	$—

Investments in Securities Sold Short:
Common Stock	$26,879,667	$—	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$274,266	$—
Options Written, at Value	—	2,045,053	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Emerging Markets Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 93.3%
Airlines — 0.8%
322,800	AirAsia Bhd	$216,909
Auto Components — 1.3%
1,339	Hyundai Mobis	372,438
Automobiles — 3.9%
300,000	Geely Automobile Holdings, Ltd.	145,087
1,912	Hyundai Motor Co.	428,533
120,200	SAIC Motor Corp., Ltd.ß	280,749
146,157	Yulon Motor Co., Ltd.	264,848
		1,119,217
Beverages — 1.1%
18,800	Fomento Economico Mexicano S.A.B. de C.V.	182,142
356,321	LT Group, Inc.	123,994
		306,136
Capital Markets — 1.0%
143,000	CITIC Securities Co., Ltd. - Class Aß	301,169
Commercial Banks — 14.2%
20,700	Bangkok Bank PCL (NVDR)	112,164
385,000	Bank Danamon Indonesia Tbk PT	119,521
312,000	Bank Mandiri Persero Tbk PT	201,414
132,532	BBVA Banco Continental S.A.	251,385
373,500	China Construction Bank Corp.ß	255,420
18,129	First Gulf Bank PJSC	92,795
24,114	Grupo Financiero Santander Mexico S.A.B. de C.V. (ADR)	328,915
7,631	ICICI Bank, Ltd. (ADR)	283,644
519,000	Industrial & Commercial Bank of China, Ltd.	350,730
40,087	Itau Unibanco Holding S.A. (ADR)	543,981
70,798	Metropolitan Bank & Trust	120,550
5,653	OTP Bank PLC	107,365
53,550	Sberbank of Russia (ADR)	673,659
7,672	Shinhan Financial Group Co., Ltd.	343,902
9,480	TCS Group Holding PLC (GDR)*	148,836
26,513	Turkiye Halk Bankasi A/S	150,109
		4,084,390
Construction & Engineering — 1.2%
354,600	Louis XIII Holdings, Ltd.	357,161
Construction Materials — 0.8%
7,037	Cemex S.A.B. de C.V. (ADR)*	83,248
89,500	Indocement Tunggal Prakarsa Tbk PT	147,204
		230,452
Distributors — 0.7%
9,755	Imperial Holdings, Ltd.	189,135
Diversified Consumer Services — 1.6%
73,000	Anhanguera Educacional Participacoes S.A.	461,105
Diversified Financial Services — 4.3%
27,816	Atlas Mara Co-Nvest, Ltd.*	335,878
58,700	BM&F Bovespa S.A.	275,222
9,275,109	Bolsa de Valores de Colombia	107,705
90,880	FirstRand, Ltd.	312,123
18,700	Grupo BTG Pactual	216,736
		1,247,664
Diversified Telecommunication Services — 0.5%
2,672	China Telecom Corp., Ltd. (ADR)	135,123
Electrical Equipment — 0.7%
514,000	Shanghai Electric Group Co., Ltd.	186,933
Electronic Equipment, Instruments & Components — 3.2%
100,000	Chroma ATE, Inc.	209,731
53,000	Hon Hai Precision Industry Co., Ltd.	142,460
249,000	WT Microelectronics Co., Ltd.	294,539
117,100	Zhen Ding Technology Holding, Ltd.	282,140
		928,870
Food & Staples Retailing — 3.6%
39,400	Brazil Pharma S.A.	112,910
152,830	Robinsons Retail Holdings, Inc.*	190,133
15,212	Shoprite Holdings, Ltd.	238,734
27,200	Via Varejo S.A.*	290,000
12,075	X5 Retail Group N.V. (GDR)*	202,498
		1,034,275
Food Products — 1.3%
26,128	AVI, Ltd.	143,467
45,450	San Miguel Pure Foods Co., Inc.	243,793
		387,260
Hotels, Restaurants & Leisure — 3.0%
77,200	Genting Bhd	241,928
40,000	Melco International Development, Ltd.	147,021
12,894	Orascom Development Holding A.G.	210,370
142,000	Shangri-La Asia, Ltd.	276,894
		876,213
Industrial Conglomerates — 1.8%
866,000	Shun Tak Holdings, Ltd.	509,280
Information Technology Services — 0.3%
127,000	econtext Asia, Ltd. *,**	97,617
Insurance — 3.0%
21,600	BB Seguridade Participacoes S.A.	224,342
72,400	China Pacific Insurance Group Co., Ltd.ß	221,604
1,713	Samsung Fire & Marine Insurance Co., Ltd.	420,458
		866,404
Internet Software & Services — 0.8%
5,206	Mail.ru Group, Ltd. (GDR)	232,188
Marine — 0.6%
208,000	China Shipping Development Co., Ltd.	161,486
Metals & Mining — 3.8%
39,218	Grupo Mexico S.A.B. de C.V.	129,950
137,037	Hindustan Zinc, Ltd.	293,572
13,924	Iluka Resources, Ltd.**	107,270
52,557	London Mining PLC*	97,897
7,736	MMC Norilsk Nickel OJSC (ADR)	128,572
2,475	Randgold Resources, Ltd.	155,310
12,723	Vale S.A. (ADR)	194,026
		1,106,597
Multiline Retail — 1.0%
117,500	Lifestyle International Holdings, Ltd.	217,604
9,164	SACI Falabella	82,219
		299,823
Oil, Gas & Consumable Fuels — 5.9%
18,286	Africa Oil Corp.*	158,547
158,600	China Petroleum & Chemical Corp.	129,474
42,000	China Shenhua Energy Co., Ltd.	132,435
403,000	China Suntien Green Energy Corp., Ltd.	151,242
10,370	Cobalt International Energy, Inc.*	170,586
35,145	Ophir Energy PLC*	190,747
26,436	Pacific Rubiales Energy Corp.	456,488
22,793	Petroleo Brasileiro S.A. (ADR)**	314,088
		1,703,607
Pharmaceuticals — 0.7%
36,417	Strides Arcolab, Ltd.	212,084
Real Estate Investment Trusts (REITs) — 2.8%
273,200	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	437,656
173,268	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	169,554
336,000	Religare Health Trust	206,405
		813,615
Real Estate Management & Development — 4.7%
413,000	Central China Real Estate, Ltd.	127,298
5,920,000	CSI Properties, Ltd.	251,947
75,686	DLF, Ltd.	203,991
27,932	Etalon Group, Ltd. (GDR)*	148,040
779,000	Evergrande Real Estate Group, Ltd.	297,374
436,500	Langham Hospitality Investments, Ltd.*	209,412
6,100	Multiplan Empreendimentos Imobiliarios S.A.	129,039
		1,367,101
Road & Rail — 2.1%
249,600	Daqin Railway Co., Ltd. - Class Aß	304,687
18,911	Globaltrans Investment PLC (GDR)	300,685
		605,372
Semiconductor & Semiconductor Equipment — 9.1%
850	Samsung Electronics Co., Ltd.	1,105,193
10,700	SK Hynix, Inc.	373,161
65,540	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	1,143,018
		2,621,372
Software — 2.4%
7,310	Linx S.A.	148,468
1,146	NCSoft Corp.	269,883
28,900	Nexon Co., Ltd.**	266,795
		685,146
Specialty Retail — 3.6%
471,500	Baoxin Auto Group, Ltd.	457,879
94,200	Chow Tai Fook Jewellery Group, Ltd.	140,437
317,477	PC Jeweller, Ltd.	439,130
		1,037,446
Textiles, Apparel & Luxury Goods — 4.7%
17,774	Cie Financiere Richemont S.A.	177,876
92,000	Li & Fung, Ltd.	118,648
202,200	Samsonite International S.A.	615,414
762,000	Sitoy Group Holdings, Ltd.	438,293
		1,350,231
Tobacco — 0.4%
24,423	ITC, Ltd.	127,090
Trading Companies & Distributors — 0.5%
31,865	Adani Enterprises, Ltd.	135,239
Transportation Infrastructure — 1.3%
8,273	DP World, Ltd.	145,881
529,261	LLX Logistica S.A.*	242,317
		388,198
Wireless Telecommunication Services — 0.6%
1,834	Millicom International Cellular S.A. (SDR)	182,690
Total Common Stock (cost $27,432,094)		26,937,036
Corporate Bond — 0.2%
Oil, Gas & Consumable Fuels — 0.2%
$110,000	Niko Resources, Ltd. (144A) 7.0000%, 12/31/17 (cost $110,595)	54,902
Preferred Stock — 0.8%
Chemicals — 0.8%
1,725	LG Chem, Ltd. (cost $142,490)	249,301
Warrant — 0.1%
Diversified Financial Services — 0.1%
27,816	Atlas Mara Co-Nvest, Ltd. (144A) expires 12/17/17 (cost $278)	17,802
Money Market — 5.6%
1,608,002	Janus Cash Liquidity Fund LLC, 0%£ (cost $1,608,002)	1,608,002
Total Investments (total cost $29,293,459) – 100%		$28,867,043

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$107,270	0.4%
Brazil	3,152,234	10.9%
Canada	669,937	2.3%
Chile	82,219	0.3%
China	3,638,690	12.6%
Colombia	107,705	0.4%
Hong Kong	2,666,697	9.2%
Hungary	107,365	0.4%
India	1,694,750	5.9%
Indonesia	468,139	1.6%
Japan	364,412	1.3%
Malaysia	458,837	1.6%
Mexico	1,161,911	4.0%
Peru	251,385	0.9%
Philippines	678,470	2.4%
Russia	1,834,478	6.4%
Singapore	206,405	0.7%
South Africa	883,459	3.1%
South Korea	3,562,869	12.3%
Sweden	182,690	0.6%
Switzerland	388,246	1.3%
Taiwan	2,336,736	8.1%
Thailand	112,164	0.4%
Turkey	319,663	1.1%
United Arab Emirates	238,676	0.8%
United Kingdom	443,954	1.5%
United States††	2,394,002	8.3%
Virgin Islands (British)	353,680	1.2%
Total	$28,867,043	100.0%

††	Includes Cash Equivalents of 5.6%.

Forward Currency Contracts, Open

December 31, 2013(unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse International:
Australian Dollar 1/9/14	111,100	$99,135	$4,928
Japanese Yen 1/9/14	26,200,000	248,840	12,529
Total		$347,975	$17,457

Total Return Swap outstanding as of December 31, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Credit Suisse International	$ 172,475	1 month USD LIBOR plus 75 basis points	Moscow Exchange	8/22/14	$ 2,744

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PJSC	Private Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SDR	Swedish Depositary Receipt

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Emerging Markets Fund	$ 72,704	0.3%

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Emerging Markets Fund	$1,067,482

β Security is illiquid.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Emerging Markets Fund
Janus Cash Liquidity Fund LLC	4,317,041	$4,317,041	(2,974,105)	$(2,974,105)	$ -	$75	$1,608,002

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$26,937,036	$—	$—

Corporate Bond	—	54,902	—

Preferred Stock	—	249,301	—

Warrant	17,802	—	—

Money Market	—	1,608,002	—

Total Investments in Securities	$26,954,838	$1,912,205	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$17,457	$—
Outstanding Swap Contracts at Value	—	2,744	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Enterprise Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 95.5%
Aerospace & Defense — 3.1%
224,594	Precision Castparts Corp.	$60,483,164
277,297	TransDigm Group, Inc.	44,650,363
		105,133,527
Air Freight & Logistics — 2.4%
605,756	C.H. Robinson Worldwide, Inc.	35,339,805
1,027,684	Expeditors International of Washington, Inc.	45,475,017
		80,814,822
Airlines — 1.4%
1,000,942	Ryanair Holdings PLC (ADR)**	46,974,208
Biotechnology — 4.8%
429,988	Celgene Corp.*,**	72,650,773
938,992	Incyte Corp., Ltd.*	47,541,165
426,579	Medivation, Inc.*	27,224,272
462,901	NPS Pharmaceuticals, Inc.*	14,053,674
		161,469,884
Capital Markets — 3.1%
1,427,329	LPL Financial Holdings, Inc.	67,127,283
446,456	T. Rowe Price Group, Inc.	37,399,619
		104,526,902
Chemicals — 1.0%
1,019,015	Potash Corp. of Saskatchewan, Inc. (U.S. Shares)**	33,586,734
Commercial Services & Supplies — 0.6%
881,004	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)**	20,201,422
Communications Equipment — 0.9%
460,930	Motorola Solutions, Inc.	31,112,775
Computers & Peripherals — 0.4%
21,981	Apple, Inc.	12,333,759
Containers & Packaging — 0.7%
442,867	Ball Corp.	22,878,509
Diversified Financial Services — 2.0%
1,531,908	MSCI, Inc.*	66,975,018
Electric Utilities — 0.5%
397,460	Brookfield Infrastructure Partners L.P.	15,588,381
Electrical Equipment — 4.6%
512,826	AMETEK, Inc.	27,010,545
276,183	Roper Industries, Inc.	38,301,059
2,294,126	Sensata Technologies Holding N.V.*	88,943,265
		154,254,869
Electronic Equipment, Instruments & Components — 5.7%
763,856	Amphenol Corp. - Class A	68,120,678
2,691,481	Flextronics International, Ltd.*	20,912,808
596,013	National Instruments Corp.	19,084,336
1,503,736	TE Connectivity, Ltd. (U.S. Shares)	82,870,891
		190,988,713
Energy Equipment & Services — 2.4%
1,352,970	Dresser-Rand Group, Inc.*	80,677,601
Food Products — 0.6%
245,243	Mead Johnson Nutrition Co.	20,541,554
Health Care Equipment & Supplies — 4.3%
222,848	IDEXX Laboratories, Inc.*	23,704,342
1,274,076	Masimo Corp.	37,241,241
1,066,227	Varian Medical Systems, Inc.*	82,835,176
		143,780,759
Health Care Providers & Services — 2.1%
550,809	Henry Schein, Inc.*	62,935,437
262,053	Premier, Inc. - Class A*	9,633,068
		72,568,505
Health Care Technology — 2.3%
572,863	athenahealth, Inc.*	77,050,073
Hotels, Restaurants & Leisure — 0.4%
313,901	Dunkin' Brands Group, Inc.	15,130,028
Information Technology Services — 8.5%
1,747,641	Amdocs, Ltd. (U.S. Shares)	72,072,715
704,397	Fidelity National Information Services, Inc.	37,812,031
750,345	Gartner, Inc.*	53,312,012
425,344	Global Payments, Inc.	27,643,106
689,994	Jack Henry & Associates, Inc.	40,854,545
782,978	Teradata Corp.*	35,617,669
200,394	WEX, Inc.*	19,845,018
		287,157,096
Insurance — 1.0%
390,977	Aon PLC	32,799,060
Internet Software & Services — 3.1%
88,872	CoStar Group, Inc.*	16,403,994
1,344,778	VistaPrint N.V. (U.S. Shares)*	76,450,629
347,878	Youku Tudou, Inc. (ADR)*	10,540,703
		103,395,326
Life Sciences Tools & Services — 5.0%
389,656	Life Technologies Corp.*	29,535,925
102,643	Mettler-Toledo International, Inc.*	24,900,165
600,936	PerkinElmer, Inc.	24,776,591
306,852	Techne Corp.	29,049,679
250,836	Thermo Fisher Scientific, Inc.	27,930,589
311,260	Waters Corp.*	31,126,000
		167,318,949
Machinery — 2.0%
575,079	Colfax Corp.*	36,626,782
441,409	Wabtec Corp.	32,783,446
		69,410,228
Media — 2.5%
307,365	Discovery Communications, Inc. - Class C*	25,775,629
369,952	Lamar Advertising Co. - Class A*	19,329,992
517,200	Omnicom Group, Inc.	38,464,164
		83,569,785
Oil, Gas & Consumable Fuels — 1.1%
181,903	Apptio, Inc.*,§	4,128,216
787,004	World Fuel Services Corp.	33,967,092
		38,095,308
Pharmaceuticals — 0.4%
196,274	Endo Health Solutions, Inc.*	13,240,644
Professional Services — 2.8%
1,443,994	Verisk Analytics, Inc. - Class A*	94,899,286
Road & Rail — 1.8%
205,720	Canadian Pacific Railway, Ltd. (U.S. Shares)**	31,129,550
542,709	Landstar System, Inc.	31,178,632
		62,308,182
Semiconductor & Semiconductor Equipment — 6.4%
6,783,344	Atmel Corp.*	53,113,584
961,872	KLA-Tencor Corp.	62,002,269
5,594,936	ON Semiconductor Corp.*	46,102,273
1,204,044	Xilinx, Inc.	55,289,700
		216,507,826
Software — 8.1%
3,451,038	Cadence Design Systems, Inc.*	48,383,553
170,220	FactSet Research Systems, Inc.	18,482,488
671,105	Intuit, Inc.	51,218,733
540,996	NICE Systems, Ltd. (ADR)	22,159,196
1,464,571	Solera Holdings, Inc.	103,633,044
656,661	SS&C Technologies Holdings, Inc.*	29,063,816
		272,940,830
Specialty Retail — 0.5%
289,923	L Brands, Inc.	17,931,738
Textiles, Apparel & Luxury Goods — 4.3%
304,028	Carter's, Inc.	21,826,170
848,662	Gildan Activewear, Inc.**	45,242,171
31,869,390	Li & Fung, Ltd.	41,100,580
1,123,864	Wolverine World Wide, Inc.	38,166,422
		146,335,343
Trading Companies & Distributors — 2.7%
384,377	Fastenal Co.	18,261,751
437,427	MSC Industrial Direct Co., Inc. - Class A	35,374,722
147,033	W.W. Grainger, Inc.	37,555,169
		91,191,642
Wireless Telecommunication Services — 2.0%
921,710	Crown Castle International Corp.*	67,681,165
Total Common Stock (cost $1,933,772,838)		3,221,370,451
Money Market — 4.5%
151,576,305	Janus Cash Liquidity Fund LLC, 0%£ (cost $151,576,305)	151,576,305
Total Investments (total cost $2,085,349,143) – 100%		$3,372,946,756

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$130,159,877	3.9%
China	10,540,703	0.3%
Hong Kong	41,100,580	1.2%
Ireland	46,974,208	1.4%
Israel	22,159,196	0.6%
United States††	3,122,012,192	92.6%
Total	$3,372,946,756	100.0%

†† Includes Cash Equivalents of 4.5%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Canadian Dollar 1/9/14	28,600,000	$26,923,442	$481,957
Euro 1/9/14	7,900,000	10,867,141	(173,630)
		37,790,583	308,327
HSBC Securities (USA) Inc.:
Canadian Dollar 1/16/14	2,500,000	2,353,005	(9,833)
Euro 1/16/14	9,200,000	12,655,361	(34,341)
		15,008,366	(44,174)
JPMorgan Chase & Co.: Euro 1/23/14	8,850,000	12,173,865	(21,841)
RBC Capital Markets Corp.:
Euro 1/16/14	6,400,000	8,803,729	7,264
Total		$73,776,543	$249,576

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Enterprise Fund	$240,494,086

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Enterprise Fund
Apptio, Inc.	5/2/13	$ 4,128,216	$4,128,216	0.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Enterprise Fund
Janus Cash Liquidity Fund LLC	79,269,853	$79,269,853	(107,353,000)	$(107,353,000)	$ -	$33,942	$151,576,305

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$33,967,092	$—	$4,128,216
All Other	3,183,275,143	—	—

Total Investments in Securities	$3,217,242,235	$—	$4,128,216

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$489,221	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$239,645	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Forty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.0%
Aerospace & Defense — 3.3%
400,717	Precision Castparts Corp.	$107,913,088
Auto Components — 2.8%
1,500,306	Delphi Automotive PLC	90,213,400
Beverages — 1.9%
545,456	Pernod-Ricard S.A.	62,134,383
Biotechnology — 8.9%
88,191	Biogen Idec, Inc.*	24,671,432
947,657	Celgene Corp.*	160,116,127
1,387,298	Gilead Sciences, Inc.*	104,255,445
		289,043,004
Chemicals — 3.3%
929,551	Monsanto Co.	108,339,169
Commercial Banks — 3.6%
2,898,246	U.S. Bancorp	117,089,138
Diversified Financial Services — 3.0%
1,907,444	Citigroup, Inc.	99,396,907
Electronic Equipment, Instruments & Components — 3.9%
661,304	Amphenol Corp. - Class A	58,975,091
1,210,412	TE Connectivity, Ltd. (U.S. Shares)	66,705,805
		125,680,896
Health Care Providers & Services — 3.1%
1,452,761	Express Scripts Holding Co.*	102,041,933
Health Care Technology — 0.9%
209,351	athenahealth, Inc.*	28,157,709
Hotels, Restaurants & Leisure — 5.2%
3,843,922	MGM Resorts International*	90,409,046
250,751	Panera Bread Co. - Class A*	44,305,194
437,183	Starbucks Corp.	34,270,775
		168,985,015
Information Technology Services — 4.5%
125,866	MasterCard, Inc. - Class A	105,156,008
935,438	Teradata Corp.*	42,553,075
		147,709,083
Insurance — 2.0%
12,793,000	AIA Group, Ltd.	64,179,482
Internet & Catalog Retail — 5.4%
225,165	Amazon.com, Inc.*	89,793,550
74,025	priceline.com, Inc.*	86,046,660
		175,840,210
Internet Software & Services — 11.2%
2,088,821	eBay, Inc.*	114,655,385
202,463	Google, Inc. - Class A*	226,902,309
110,152	LinkedIn Corp. - Class A*	23,884,258
		365,441,952
Machinery — 1.0%
241,363	Cummins, Inc.	34,024,942
Media — 4.6%
4,227,066	Twenty-First Century Fox, Inc.	148,708,182
Pharmaceuticals — 8.3%
860,355	Endo Health Solutions, Inc.*	58,039,548
864,587	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	101,502,514
3,383,312	Zoetis, Inc.	110,600,469
		270,142,531
Professional Services — 1.2%
854,118	Nielsen Holdings N.V.	39,195,475
Road & Rail — 3.9%
844,387	Canadian Pacific Railway, Ltd. (U.S. Shares)	127,772,641
Semiconductor & Semiconductor Equipment — 1.1%
652,420	ARM Holdings PLC (ADR)	35,713,471
Software — 2.7%
1,928,749	Oracle Corp.	73,793,937
242,174	Salesforce.com, Inc.*	13,365,583
		87,159,520
Specialty Retail — 7.5%
1,286,778	L Brands, Inc.	79,587,219
1,320,933	Lowe's Cos., Inc.	65,452,230
1,531,109	TJX Cos., Inc.	97,577,577
		242,617,026
Textiles, Apparel & Luxury Goods — 1.8%
6,702,700	Prada SpA	59,644,867
Wireless Telecommunication Services — 3.9%
1,021,842	Crown Castle International Corp.*	75,033,858
1,502,605	T-Mobile U.S., Inc.	50,547,632
		125,581,490
Total Common Stock (cost $2,201,554,471)		3,222,725,514
Money Market — 1.0%
31,142,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $31,142,000)	31,142,000
Total Investments (total cost $2,232,696,471) – 100%		$3,253,867,514

Summary of Investments by Country – (Long Positions)

December 31,2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$229,275,155	7.1%
France	62,134,383	1.9%
Hong Kong	64,179,482	2.0%
Italy	59,644,867	1.8%
United Kingdom	35,713,471	1.1%
United States††	2,802,920,156	86.1%
Total	$3,253,867,514	100.0%

†† Includes Cash Equivalents of 1.0%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Forty Fund
Janus Cash Liquidity Fund LLC	209,509,773	$209,509,773	(245,954,773)	$(245,954,773)	$-	$3,600	$31,142,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$3,222,725,514	$—	$—

Money Market	—	31,142,000	—

Total Investments in Securities	$3,222,725,514	$31,142,000	$—

Janus Fund

Schedule of Investments (unaudited)

Shares or Contracts Amounts		Value
Common Stock — 97.7%
Aerospace & Defense — 1.8%
513,324	Precision Castparts Corp.	$138,238,153
Air Freight & Logistics — 0.3%
160,844	FedEx Corp.	23,124,542
Beverages — 4.3%
2,107,833	Diageo PLC**	69,799,262
932,384	Pernod-Ricard S.A.**	106,210,409
2,962,125	SABMiller PLC**	152,086,190
		328,095,861
Biotechnology — 8.7%
459,705	Alexion Pharmaceuticals, Inc.*	61,168,347
284,015	Biogen Idec, Inc.*	79,453,196
794,685	Celgene Corp.*	134,269,978
2,798,281	Gilead Sciences, Inc.*	210,290,817
1,015,670	Medivation, Inc.*	64,820,060
759,448	Perrigo Co. PLC	116,544,890
		666,547,288
Capital Markets — 0.5%
1,307,201	Blackstone Group L.P.	41,176,832
Chemicals — 2.3%
1,507,169	Monsanto Co.	175,660,547
Commercial Services & Supplies — 1.0%
1,820,653	Tyco International, Ltd. (U.S. Shares)	74,719,599
Communications Equipment — 1.2%
864,290	Motorola Solutions, Inc.	58,339,575
438,040	QUALCOMM, Inc.	32,524,470
		90,864,045
Computers & Peripherals — 5.5%
748,542	Apple, Inc.	420,014,402
Containers & Packaging — 1.5%
2,268,564	Ball Corp.**	117,194,016
Electric Utilities — 0.9%
1,725,456	Brookfield Infrastructure Partners L.P.	67,672,384
Electrical Equipment — 1.9%
3,866,556	Sensata Technologies Holding N.V.*	149,906,376
Electronic Equipment, Instruments & Components — 2.9%
1,540,479	Amphenol Corp. - Class A	137,379,917
1,634,291	TE Connectivity, Ltd. (U.S. Shares)	90,065,777
		227,445,694
Energy Equipment & Services — 1.1%
942,477	Dresser-Rand Group, Inc.*,**	56,199,904
369,350	Helmerich & Payne, Inc.	31,054,948
		87,254,852
Food & Staples Retailing — 2.7%
777,643	Costco Wholesale Corp.	92,547,294
1,935,092	Whole Foods Market, Inc.	111,906,370
		204,453,664
Health Care Providers & Services — 2.2%
820,478	Aetna, Inc.	56,276,586
1,631,126	Express Scripts Holding Co.*	114,570,290
		170,846,876
Health Care Technology — 0.5%
297,845	athenahealth, Inc.*	40,060,153
Hotels, Restaurants & Leisure — 1.9%
1,198,273	Dunkin' Brands Group, Inc.	57,756,758
1,105,402	Starbucks Corp.	86,652,463
		144,409,221
Household Products — 1.3%
1,587,640	Colgate-Palmolive Co.	103,530,004
Industrial Conglomerates — 1.6%
1,617,900	Danaher Corp.	124,901,880
Information Technology Services — 5.5%
1,362,971	Amdocs, Ltd. (U.S. Shares)	56,208,924
178,183	MasterCard, Inc. - Class A	148,864,769
2,027,275	Teradata Corp.*	92,220,740
562,029	Visa, Inc. - Class A	125,152,618
		422,447,051
Insurance — 0.5%
7,725,200	AIA Group, Ltd.	38,755,517
Internet & Catalog Retail — 1.2%
495,631	Ctrip.com International, Ltd. (ADR)*	24,593,210
26,745	priceline.com, Inc.*	31,088,388
2,679,200	Rakuten, Inc.**	39,797,405
		95,479,003
Internet Software & Services — 6.7%
1,916,443	eBay, Inc.*	105,193,556
353,377	Google, Inc. - Class A*,**	396,033,138
236,586	Twitter, Inc.*	15,058,699
		516,285,393
Leisure Equipment & Products — 0.9%
1,384,582	Mattel, Inc.	65,878,412
Machinery — 0.8%
928,042	Colfax Corp.*	59,106,995
Media — 3.3%
819,556	CBS Corp. - Class B	52,238,499
3,844,360	Twenty-First Century Fox, Inc.	135,244,585
832,702	Walt Disney Co.	63,618,433
		251,101,517
Oil, Gas & Consumable Fuels — 3.6%
405,536	Antero Resources Corp.*	25,727,204
1,770,316	Enterprise Products Partners L.P.	117,371,951
346,698	EOG Resources, Inc.	58,189,792
1,124,067	Noble Energy, Inc.	76,560,203
		277,849,150
Pharmaceuticals — 3.7%
1,674,255	AbbVie, Inc.	88,417,407
336,509	Endo Health Solutions, Inc.*	22,700,897
269,020	Shire PLC (ADR)**	38,009,836
599,456	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	70,376,134
2,072,860	Zoetis, Inc.	67,761,793
		287,266,067
Professional Services — 0.9%
1,072,601	Verisk Analytics, Inc. - Class A*	70,491,338
Real Estate Investment Trusts (REITs) — 2.2%
963,463	American Tower Corp.	76,903,617
63,440,528	Colony American Homes Holdings III L.P. - Private Placement§	64,163,750
508,521	Ventas, Inc.	29,128,083
		170,195,450
Real Estate Management & Development — 0.4%
1,152,856	CBRE Group, Inc. - Class A*	30,320,113
Road & Rail — 4.2%
1,246,457	Canadian Pacific Railway, Ltd. (U.S. Shares)	188,613,873
801,988	Union Pacific Corp.	134,733,984
		323,347,857
Semiconductor & Semiconductor Equipment — 2.1%
3,993,947	ARM Holdings PLC**	72,674,930
4,429,524	Atmel Corp.*	34,683,173
14,574,814	Taiwan Semiconductor Manufacturing Co., Ltd.	51,598,754
		158,956,857
Software — 6.4%
792,940	ANSYS, Inc.*	69,144,368
8,598,055	Cadence Design Systems, Inc.*	120,544,731
1,794,046	Informatica Corp.*	74,452,909
1,997,687	Intuit, Inc.	152,463,472
1,206,810	Oracle Corp.**	46,172,551
571,239	Salesforce.com, Inc.*	31,526,680
		494,304,711
Specialty Retail — 7.4%
84,255	AutoZone, Inc.*	40,268,835
2,223,653	L Brands, Inc.	137,532,938
979,721	PetSmart, Inc.	71,274,703
3,692,053	Sally Beauty Holdings, Inc.*	111,610,762
2,059,751	TJX Cos., Inc.	131,267,931
616,167	Ulta Salon, Cosmetics & Fragrance, Inc.	59,472,439
387,598	Williams-Sonoma, Inc.	22,589,211
		574,016,819
Textiles, Apparel & Luxury Goods — 1.1%
1,042,170	NIKE, Inc. - Class B	81,956,249
Trading Companies & Distributors — 1.9%
573,595	W.W. Grainger, Inc.	146,507,635
Wireless Telecommunication Services — 0.8%
1,907,477	T-Mobile U.S., Inc.	64,167,526
Total Common Stock (cost $5,108,036,776)		7,524,550,049
Purchased Options - Calls — 0.2%
13,121	Oracle Corp. expires March 2014 exercise price $35.00	4,817,511
21,556	Oracle Corp. expires March 2014 exercise price $34.00	9,750,473
Total Purchased Options - Calls (premiums paid $5,808,868)		14,567,984
Money Market — 2.1%
163,102,533	Janus Cash Liquidity Fund LLC, 0%£ (cost $163,102,533)	163,102,533
Total Investments (total cost $5,276,948,177) – 100%		$7,702,220,566

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$258,990,007	3.4%
China	24,593,210	0.3%
France	106,210,409	1.4%
Hong Kong	38,755,517	0.5%
Japan	39,797,405	0.5%
Taiwan	51,598,754	0.7%
United Kingdom	332,570,218	4.3%
United States††	6,849,705,046	88.9%
Total	$7,702,220,566	100.0%

†† Includes Cash Equivalents of 2.1%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 1/9/14	30,960,000	$ 51,258,460	$ (1,395,832)
Euro 1/9/14	13,740,000	18,900,572	(319,145)
Japanese Yen 1/9/14	1,000,000,000	9,497,701	409,084
		79,656,733	(1,305,893)
HSBC Securities (USA) LLC:
British Pound 1/16/14	45,859,000	75,921,682	(830,078)
Euro 1/16/14	16,560,000	22,779,650	(61,814)
Japanese Yen 1/16/14	991,000,000	9,412,650	206,561
		108,113,982	(685,331)
JPMorgan Chase & Co.:
British Pound 1/23/14	38,900,000	64,397,272	(1,110,473)
Euro 1/23/14	15,700,000	21,596,574	(38,747)
Japanese Yen 1/23/14	1,040,000,000	9,878,507	206,537
		95,872,353	(942,683)
RBC Capital Markets Corp.:
British Pound 1/16/14	34,300,000	56,785,226	(697,179)
Euro 1/16/14	12,000,000	16,506,993	6,807
Japanese Yen 1/16/14	935,000,000	8,880,754	204,590
		82,172,973	(485,782)
Total		$ 365,816,041	$ (3,419,689)

Schedule of Written Options – Puts	Value
Oracle Corp. expires March 2014 21,556 contracts exercise price $31.00 (premiums received $2,112,488)	$(274,600)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Fund	$767,783,032

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$63,520,047	$64,163,750	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Fund
Janus Cash Liquidity Fund LLC	515,592,851	$515,592,851	(441,709,994)	$(441,709,994)	$ -	$10,241	$163,102,533

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$106,031,700	$—	$64,163,750
All Other	7,354,354,599	—	—

Purchased Options	—	14,567,984	—

Money Market	—	163,102,533	—

Total Investments in Securities	$7,460,386,299	$177,670,517	$64,163,750

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$1,033,579	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$4,453,268	$—
Options Written, at Value	—	274,600	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Life Sciences Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 97.0%
Biotechnology — 37.1%
550,595	ACADIA Pharmaceuticals, Inc.*	$13,759,369
282,454	Aegerion Pharmaceuticals, Inc.*	20,042,936
214,911	Alexion Pharmaceuticals, Inc.*	28,596,058
566,558	Alkermes PLC*	23,036,248
140,856	Biogen Idec, Inc.*	39,404,466
267,847	BioMarin Pharmaceutical, Inc.*	18,821,609
272,593	Celgene Corp.*	46,057,313
157,149	Clovis Oncology, Inc.*	9,471,370
338,712	Conatus Pharmaceuticals, Inc.*	2,184,692
1,139,651	Dyax Corp.*	8,581,572
995,554	Gilead Sciences, Inc.*,**	74,815,883
496,886	Incyte Corp., Ltd.*	25,157,338
197,788	Insys Therapeutics, Inc. *	7,656,374
1,554,542	Ironwood Pharmaceuticals, Inc.*	18,048,233
488,144	Medivation, Inc.*	31,153,350
623,148	Neurocrine Biosciences, Inc.*	5,820,202
1,139,223	NPS Pharmaceuticals, Inc.*	34,586,810
929,726	OvaScience, Inc.*,£	8,497,696
167,264	Perrigo Co. PLC	25,668,333
214,640	Pharmacyclics, Inc.*	22,704,619
351,712	PTC Therapeutics, Inc.*	5,968,553
375,000	PTC Therapeutics, Inc.*,§	6,363,750
209,220	Puma Biotechnology, Inc.*	21,660,547
50,115	Regeneron Pharmaceuticals, Inc.*	13,793,653
331,082	Stemline Therapeutics, Inc.*	6,489,207
2,586,021	Swedish Orphan Biovitrum A.B.*,**	26,845,970
189,227	Synageva BioPharma Corp.*	12,246,771
300,480	Vertex Pharmaceuticals, Inc.*	22,325,664
1,528,883	XOMA Corp.*	10,289,383
		590,047,969
Health Care Equipment & Supplies — 9.4%
737,125	Abbott Laboratories	28,254,001
279,603	Covidien PLC (U.S. Shares)	19,040,964
649,950	Endologix, Inc.*	11,335,128
371,169	GenMark Diagnostics, Inc.*	4,940,260
116,843	GMP Cos. - Private Placement§	0
207,178	HeartWare International, Inc.*	19,466,445
659,604	Lifesync Holdings - Private Placement§	0
553,853	Novadaq Technologies, Inc.*	9,133,036
375,393	Quidel Corp.*	11,595,890
217,719	St. Jude Medical, Inc.	13,487,692
181,734	Stryker Corp.	13,655,493
233,007	Varian Medical Systems, Inc.*	18,102,314
		149,011,223
Health Care Providers & Services — 13.7%
716,663	Aetna, Inc.	49,155,915
237,668	AmerisourceBergen Corp.	16,710,437
445,714	Catamaran Corp. (U.S. Shares)*	21,162,501
236,170	DaVita HealthCare Partners, Inc.*	14,966,093
708,667	Express Scripts Holding Co.*	49,776,770
153,336	Henry Schein, Inc.*	17,520,171
216,329	MEDNAX, Inc.*	11,547,642
1,235,353	NMC Health PLC	8,960,845
362,438	Omnicare, Inc.	21,876,758
2,440,800	Sinopharm Group Co., Ltd.	7,003,843
		218,680,975
Health Care Technology — 2.3%
125,916	athenahealth, Inc.*	16,935,702
846,210	HMS Holdings Corp.*	19,234,353
		36,170,055
Household Products — 0.6%
132,584	Reckitt Benckiser Group PLC	10,521,634
Life Sciences Tools & Services — 2.4%
103,669	Life Technologies Corp.*	7,858,110
40,961	Mettler-Toledo International, Inc.*	9,936,729
177,672	Thermo Fisher Scientific, Inc.	19,783,778
		37,578,617
Pharmaceuticals — 30.8%
549,113	AbbVie, Inc.	28,998,658
131,190	Actavis PLC*	22,039,920
155,698	Allergan, Inc.	17,294,934
450,013	AstraZeneca PLC (ADR)	26,717,272
352,196	Endo Health Solutions, Inc.*	23,759,142
1,271,821	Fibrogen, Inc. - Private Placement§	6,333,669
339,878	Forest Laboratories, Inc.*	20,402,876
760,507	GlaxoSmithKline PLC	20,291,687
224,601	Jazz Pharmaceuticals PLC*	28,425,503
376,794	Johnson & Johnson	34,510,563
751,926	Lipocine, Inc.*,£	6,203,390
299,505	Mylan, Inc.*	12,998,517
820,396	Nektar Therapeutics*	9,311,495
100,462	Novo Nordisk A/S - Class B	18,416,736
92,625	Pharmstandard OJSC (GDR)*	918,377
233,749	Questcor Pharmaceuticals, Inc.	12,727,633
552,486	Relypsa, Inc.*	13,812,150
658,704	Repros Therapeutics, Inc.*	12,054,283
144,035	Roche Holding A.G.	40,248,399
149,996	Salix Pharmaceuticals, Ltd.*	13,490,640
149,134	Sanofi**	15,820,972
179,104	Shire PLC (ADR)	25,305,604
475,829	Strides Arcolab, Ltd.	2,771,117
290,285	UCB S.A.**	21,618,837
308,956	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	36,271,434
583,331	Zoetis, Inc.	19,069,090
		489,812,898
Real Estate Investment Trusts (REITs) — 0.7%
190,719	Ventas, Inc.	10,924,384
Total Common Stock (cost $1,012,785,635)		1,542,747,755
Corporate Bond — 0.8%
Biotechnology — 0.8%
$9,379,000	InterMune, Inc. 2.5000%, 12/15/17 (cost $9,929,816)	12,878,539
Money Market — 2.2%
34,306,161	Janus Cash Liquidity Fund LLC, 0%£ (cost $34,306,161)	34,306,161
Total Investments (total cost $1,057,021,612) – 100%		$1,589,932,455

Summary of Investments by Country – (Long Positions) December 31, 2013(unaudited)

Country	Value	% of Investment Securities
Belgium	$21,618,837	1.4%
Canada	66,566,971	4.2%
China	7,003,843	0.4%
Denmark	18,416,736	1.1%
France	15,820,972	1.0%
India	2,771,117	0.2%
Russia	918,377	0.1%
Sweden	26,845,970	1.7%
Switzerland	40,248,399	2.5%
United Kingdom	91,797,042	5.8%
United States††	1,297,924,191	81.6%
Total	$1,589,932,455	100.0%

†† Includes Cash Equivalents of 2.2%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro 1/9/14	4,115,000	$5,660,542	$(87,888)
Swiss Franc 1/9/14	5,570,000	6,245,963	(120,787)
		11,906,505	(208,675)
HSBC Securities (USA), LLC:
Euro 1/16/14	5,293,000	7,280,959	(19,757)
Swiss Franc 1/16/14	7,475,000	8,382,676	1,598
		15,663,635	(18,159)
RBC Capital Markets Corp.:
Euro 1/16/14	3,840,000	5,282,238	2,178
Swiss Franc 1/16/14	4,190,000	4,698,785	20,535
		9,981,023	22,713
Total		$37,551,163	$(204,121)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt

GDR	Global Depositary Receipt

LLC	Limited Liability Company

PLC	Public Limited Company
REIT	Real Estate Investment Trust

U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Global Life Sciences Fund	$ 64,285,779

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Life Sciences Fund
Fibrogen, Inc. - Private Placement	12/28/04 - 11/8/05	$5,786,786	$6,333,669	0.4%
GMP Cos. - Private Placement	3/9/09	877,931	0	0.0%
Lifesync Holdings - Private Placement	3/9/09	4,956,111	0	0.0%
PTC Therapeutics, Inc.	5/14/13	4,500,000	6,363,750	0.4%
		$16,120,828	$12,697,419	0.8%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales	Realized		Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Global Life Sciences Fund
Janus Cash Liquidity Fund LLC	116,071,588	$116,071,588	(141,493,000)	$(141,493,000)	$ -	$11,612	$34,306,161
Lipocine, Inc.	-	-	(4,043)	(24,258)	16,899	-	6,203,390
OvaScience, Inc.	20,952	197,828	-	-	-	-	8,497,696
		$116,269,416		$(141,517,258)	$16,899	$11,612	$49,007,247

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Biotechnology	$583,684,219	$6,363,750	$—
Pharmaceuticals	483,479,229	—	6,333,669
All Other	462,886,888

Corporate Bond	—	12,878,539	—
Money Market	—	34,306,161	—

Total Investments in Securities	$1,530,050,336	$53,548,450	$6,333,669

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	—	$24,311	$—

Other Financial Instruments(a) - Liabilities:
Forward Currency Contracts	$—	$228,432	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Real Estate Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 97.2%
Electric Utilities — 1.9%
41,317	Brookfield Infrastructure Partners L.P.	$1,620,453
557,021	Spark Infrastructure Group	808,033
		2,428,486
Health Care Providers & Services — 1.1%
55,792	Capital Senior Living Corp.*	1,338,450
Hotels, Restaurants & Leisure — 4.9%
127,008	ClubCorp Holdings, Inc.	2,253,122
71,975	Crown, Ltd.	1,082,645
14,969	Vail Resorts, Inc.	1,126,118
26,590	Whitbread PLC	1,651,391
		6,113,276
Household Durables — 2.8%
37,900	First Juken Co., Ltd.	531,299
34,800	Iida Group Holdings Co., Ltd.	694,744
93,853	LGI Homes, Inc. *	1,669,645
67,900	MRV Engenharia e Participacoes S.A.	242,654
435,800	PDG Realty S.A. Empreendimentos e Participacoes	334,392
		3,472,734
Metals & Mining — 0.2%
141,380	Copper Mountain Mining Corp.*	223,631
Real Estate Investment Trusts (REITs) — 52.3%
43,577	Acadia Realty Trust	1,082,017
1,740,600	AIMS AMP Capital Industrial REIT	1,972,938
34,219	Alexandria Real Estate Equities, Inc.	2,177,013
51,743	American Assets Trust, Inc.	1,626,283
27,527	American Capital Agency Corp.	530,996
29,749	American Tower Corp.	2,374,565
2,248,800	Ascott Residence Trust	2,147,911
541,713	Astro Japan Property Group	1,668,372
11,991	AvalonBay Communities, Inc.	1,417,696
22,104	Boston Properties, Inc.	2,218,579
354,807	Charter Hall Group	1,156,084
202,196	Chatham Lodging Trust	4,134,908
1,308,268	Colony American Homes Holdings III L.P. - Private Placement§	1,323,182
87,286	Colony Financial, Inc.	1,771,033
542,658	Concentradora Fibra Danhos S.A. de C.V. *	1,044,013
548,766	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	879,102
948,464	Cromwell Property Group	825,524
128,188	CYS Investments, Inc.	949,873
59,635	Digital Realty Trust, Inc.	2,929,271
56,368	DuPont Fabros Technology, Inc.	1,392,853
71,070	Education Realty Trust, Inc.	626,837
27,070	Equity Lifestyle Properties, Inc.	980,746
139,934	Great Portland Estates PLC	1,387,825
18,391	Heath Care REIT, Inc.	985,206
64,674	Land Securities Group PLC	1,031,730
175,666	Lexington Realty Trust	1,793,550
19,784	Macerich Co.	1,165,080
18,669	Mid-America Apartment Communities, Inc.	1,133,955
31,000	Morguard Real Estate Investment Trust	480,134
72	Mori Hills REIT Investment Corp.	477,310
224	Nippon Prologis REIT, Inc.	2,140,222
125,509	NorthStar Realty Finance Corp.	1,688,096
37,834	Pebblebrook Hotel Trust	1,163,774
41,456	Post Properties, Inc.	1,875,055
33,394	Prologis, Inc.	1,233,908
60,579	Ramco-Gershenson Properties Trust	953,514
24,860	Shaftesbury PLC	258,079
20,342	Simon Property Group, Inc.	3,095,239
75,443	STAG Industrial, Inc.	1,538,283
78,587	Starwood Property Trust, Inc.	2,176,860
25,562	Tanger Factory Outlet Centers	818,495
53,390	Terreno Realty Corp.	945,003
4,404	Unibail-Rodamco S.E.	1,128,322
11,091	Vornado Realty Trust	984,770
187,179	Westfield Group	1,685,981
4,943	Winthrop Realty Trust	54,620
		65,424,807
Real Estate Management & Development — 34.0%
2,980	Alexander & Baldwin, Inc.	124,355
491,646	Atrium European Real Estate, Ltd.	2,826,951
53,200	BR Malls Participacoes S.A.	384,527
114,900	Brookfield Asset Management, Inc. - Class A (U.S. Shares)**	4,461,567
4,926	Brookfield Property Partners L.P.	98,224
1,484,500	CapitaLand, Ltd.	3,565,342
29,882	CBRE Group, Inc. - Class A*	785,897
540,606	Corp Inmobiliaria Vesta S.A.B. de C.V.	942,274
98,925	Countrywide PLC	974,558
41,750,000	CSI Properties, Ltd.	1,776,825
130,500	Cyrela Commercial Properties S.A. Empreendimentos e Participacoes	1,161,770
77,099	First Capital Realty, Inc.	1,285,588
280,137	Foxtons Group PLC*	1,542,221
7,506	GAGFAH S.A.*	110,479
66,215	Gazit-Globe, Ltd.	887,943
692,630	Global Logistic Properties, Ltd.	1,586,637
987,000	Hang Lung Properties, Ltd.	3,118,584
66,000	Hysan Development Co., Ltd.	284,292
124,300	Iguatemi Empresa de Shopping Centers S.A.	1,175,077
162,930	Indiabulls Real Estate, Ltd.	181,765
11,693	Jones Lang LaSalle, Inc.	1,197,246
197,162	Kennedy-Wilson Holdings, Inc.	4,386,854
29,951	LEG Immobilien A.G.	1,769,555
80,800	LPS Brasil Consultoria de Imoveis S.A.	494,617
81,000	Mitsubishi Estate Co., Ltd.	2,419,461
38,000	Mitsui Fudosan Co., Ltd.	1,366,037
112,584	Phoenix Mills, Ltd.	414,386
210	Sonae Sierra Brasil S.A.	1,623
197,856	Songbird Estates PLC*	542,984
43,125	St. Joe Co.*	827,569
81,000	Sun Hung Kai Properties, Ltd.	1,027,386
107,700	Wharf Holdings, Ltd.	823,654
		42,546,248
Total Common Stock (cost $107,931,248)		121,547,632
Money Market — 2.8%
3,548,399	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,548,399)	3,548,399
Total Investments (total cost $111,479,647) – 100%		$125,096,031

Summary of Investments by Country – (Long Positions) December 31, 2013(unaudited)

Country	Value	% of Investment Securities
Australia	$7,226,639	5.8%
Austria	2,826,951	2.3%
Brazil	3,794,660	3.0%
Canada	6,450,920	5.2%
France	1,128,322	0.9%
Germany	1,880,034	1.5%
Hong Kong	7,030,741	5.6%
India	596,151	0.5%
Israel	887,943	0.7%
Japan	7,629,073	6.1%
Mexico	2,865,389	2.3%
Singapore	9,272,828	7.4%
United Kingdom	7,388,788	5.9%
United States††	66,117,592	52.8%
Total	$125,096,031	100.0%

†† Includes Cash Equivalents of 2.8%.

Schedule of Written Options – Puts	Value
Equity Residential expires January 2014 285 contracts exercise price $50.00	$(6,377)
Ventas, Inc. expires January 2014 390 contracts exercise price $55.00	(10,921)
Total Written Options - Puts (premiums received $67,425)	$(17,298)

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Global Real Estate Fund	$3,883,000

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Total Investments
Janus Global Real Estate Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$1,310,000	$1,323,182	1.1%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

Purchases			Sales		Realized	Dividend	Value
Shares		Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Global Real Estate Fund
Janus Cash Liquidity Fund LLC	12,013,370	$12,013,370	(17,877,000)	$(17,877,000)	$ -	$1,413	$3,548,399

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$64,101,625	$—	$1,323,182
All Other	56,122,825

Money Market	—	3,548,399	—

Total Investments in Securities	$120,224,450	$3,548,399	$1,323,182

Other Financial Instruments(a) - Liabilities:
Options Written, at Value	$—	$17,298	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Global Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.0%
Aerospace & Defense — 0.6%
60,132	Precision Castparts Corp.	$16,193,548
Air Freight & Logistics — 0.6%
87,947	Panalpina Welttransport Holding A.G.	14,743,302
Airlines — 1.1%
773,842	United Continental Holdings, Inc.*	29,274,443
Auto Components — 1.2%
1,356,000	NGK Spark Plug Co., Ltd.	32,068,003
Automobiles — 1.6%
76,530	Hyundai Motor Co.	17,152,526
1,646,000	Isuzu Motors, Ltd.	10,223,991
512,988	Maruti Suzuki India, Ltd.	14,629,903
		42,006,420
Beverages — 2.6%
219,248	PepsiCo, Inc.	18,184,429
214,980	Pernod-Ricard S.A.	24,488,959
493,921	SABMiller PLC	25,359,687
		68,033,075
Biotechnology — 4.4%
122,900	Alexion Pharmaceuticals, Inc.*	16,353,074
233,643	Alkermes PLC*	9,499,924
125,572	Celgene Corp.*	21,216,645
360,219	Gilead Sciences, Inc.*	27,070,458
243,408	Medivation, Inc.*	15,534,299
444,158	NPS Pharmaceuticals, Inc.*	13,484,637
1,271,922	Swedish Orphan Biovitrum A.B.*	13,204,061
		116,363,098
Capital Markets — 3.4%
704,071	Blackstone Group L.P.	22,178,237
476,180	Deutsche Bank A.G.	22,713,136
232,653	T. Rowe Price Group, Inc.	19,489,342
1,249,943	UBS A.G.	23,714,998
		88,095,713
Chemicals — 2.2%
2,809,549	Alent PLC	16,513,898
215,294	LyondellBasell Industries N.V. - Class A	17,283,802
201,587	Monsanto Co.	23,494,965
		57,292,665
Commercial Banks — 5.9%
344,980	BNP Paribas S.A.	26,883,346
22,999,000	China Construction Bank Corp.	17,351,580
2,678,989	HSBC Holdings PLC	29,381,630
317,286	Qatar National Bank SAQ*	14,987,694
1,743,900	Sberbank of Russia (ADR)	21,938,262
4,782,400	Seven Bank, Ltd.	18,668,120
1,625,848	Turkiye Halk Bankasi A/S	9,205,057
403,649	U.S. Bancorp	16,307,420
		154,723,109
Commercial Services & Supplies — 0.4%
273,316	Tyco International, Ltd. (U.S. Shares)	11,216,889
Communications Equipment — 1.6%
537,968	CommScope Holding Co., Inc.*	10,178,355
169,166	Motorola Solutions, Inc.	11,418,705
1,662,215	Telefonaktiebolaget L.M. Ericsson - Class B	20,293,298
		41,890,358
Computers & Peripherals — 1.6%
74,298	Apple, Inc.	41,689,351
Consumer Finance — 0.7%
212,219	American Express Co.	19,254,630
Containers & Packaging — 0.8%
480,306	Crown Holdings, Inc.*	21,407,238
Diversified Financial Services — 3.0%
441,772	Citigroup, Inc.	23,020,739
1,308,715	ING Groep N.V.*	18,182,598
58,222	IntercontinentalExchange Group, Inc.	13,095,292
407,889	JPMorgan Chase & Co.	23,853,349
		78,151,978
Electric Utilities — 1.0%
666,070	Brookfield Infrastructure Partners L.P.	26,123,265
Electrical Equipment — 0.7%
473,713	Sensata Technologies Holding N.V.*	18,365,853
Electronic Equipment, Instruments & Components — 2.8%
170,331	Amphenol Corp. - Class A	15,190,119
102,400	Keyence Corp.	43,764,840
264,267	TE Connectivity, Ltd. (U.S. Shares)	14,563,754
		73,518,713
Energy Equipment & Services — 2.9%
86,631	Core Laboratories N.V.	16,542,189
188,412	Helmerich & Payne, Inc.	15,841,681
240,965	National Oilwell Varco, Inc.	19,163,947
1,164,463	Petrofac, Ltd.	23,598,899
		75,146,716
Food & Staples Retailing — 1.6%
114,930	Costco Wholesale Corp.	13,677,819
381,226	Shoprite Holdings, Ltd.	5,982,877
410,901	Whole Foods Market, Inc.	23,762,405
		43,423,101
Food Products — 2.1%
282,604	Hershey Co.	27,477,587
361,834	Nestle S.A.	26,494,461
		53,972,048
Health Care Equipment & Supplies — 0.5%
377,217	Abbott Laboratories	14,458,728
Health Care Providers & Services — 2.2%
239,457	Aetna, Inc.	16,424,355
329,878	Express Scripts Holding Co.*	23,170,631
306,927	Omnicare, Inc.	18,526,114
		58,121,100
Hotels, Restaurants & Leisure — 0.5%
3,979,439	Bwin.Party Digital Entertainment PLC	8,110,816
2,300,000	Shangri-La Asia, Ltd.	4,484,911
		12,595,727
Household Products — 1.1%
446,845	Colgate-Palmolive Co.	29,138,762
Industrial Conglomerates — 1.0%
207,006	Danaher Corp.	15,980,863
15,791,500	Shun Tak Holdings, Ltd.	9,286,722
		25,267,585
Information Technology Services — 2.7%
531,731	Amdocs, Ltd. (U.S. Shares)	21,928,586
30,938	MasterCard, Inc. - Class A	25,847,462
114,823	Teradata Corp.*	5,223,298
78,547	Visa, Inc. - Class A	17,490,846
		70,490,192
Insurance — 2.8%
9,653,700	AIA Group, Ltd.	48,430,349
1,179,530	Prudential PLC	26,169,681
		74,600,030
Internet & Catalog Retail — 1.6%
34,050	Amazon.com, Inc.*	13,578,799
11,213	priceline.com, Inc.*	13,033,991
1,126,700	Rakuten, Inc.	16,736,241
		43,349,031
Internet Software & Services — 2.3%
275,673	eBay, Inc.*	15,131,691
31,694	Google, Inc. - Class A*	35,519,783
358,844	Youku Tudou, Inc. (ADR)*	10,872,973
		61,524,447
Leisure Equipment & Products — 0.5%
283,624	Mattel, Inc.	13,494,830
Machinery — 1.0%
158,251	Dover Corp.	15,277,552
205,626	Vallourec S.A.	11,201,152
		26,478,704
Marine — 2.3%
4,613	A.P. Moeller - Maersk A/S - Class B	50,067,325
83,195	Kuehne + Nagel International A.G.	10,924,125
		60,991,450
Media — 3.6%
217,142	CBS Corp. - Class B	13,840,631
375,368	Comcast Corp. - Class A	19,505,998
65,793	Liberty Global PLC*	5,547,666
135,175	Liberty Global PLC - Class A*	12,029,223
58,522	Time Warner Cable, Inc.	7,929,731
593,838	Twenty-First Century Fox, Inc.	20,891,221
196,295	Walt Disney Co.	14,996,938
		94,741,408
Metals & Mining — 0.6%
626,897	ThyssenKrupp A.G.	15,255,046
Oil, Gas & Consumable Fuels — 9.7%
263,417	Anadarko Petroleum Corp.	20,894,236
567,739	Cobalt International Energy, Inc.*	9,339,307
445,592	Enterprise Products Partners L.P.	29,542,750
160,654	EOG Resources, Inc.	26,964,167
475,876	Genel Energy PLC*	8,470,068
640,656	Koninklijke Vopak N.V.	37,472,066
357,440	Noble Energy, Inc.	24,345,238
2,829,855	Ophir Energy PLC*	15,358,817
329,466	Phillips 66	25,411,713
392,875	Royal Dutch Shell PLC (ADR)	28,000,201
991,824	Tullow Oil PLC	14,040,590
308,017	Valero Energy Corp.	15,524,057
		255,363,210
Pharmaceuticals — 5.1%
334,253	AstraZeneca PLC (ADR)	19,844,601
268,387	Endo Health Solutions, Inc.*	18,105,387
126,106	Jazz Pharmaceuticals PLC*	15,959,975
84,786	Roche Holding A.G.	23,692,163
387,096	Shire PLC	18,279,017
146,377	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	17,184,660
605,069	Zoetis, Inc.	19,779,706
		132,845,509
Professional Services — 0.6%
246,296	Verisk Analytics, Inc. - Class A*	16,186,573
Real Estate Investment Trusts (REITs) — 1.7%
215,467	American Tower Corp.	17,198,576
605,727	Lexington Realty Trust	6,184,473
86,187	Simon Property Group, Inc.	13,114,214
127,663	Ventas, Inc.	7,312,536
		43,809,799
Real Estate Management & Development — 2.1%
462,710	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	17,967,029
189,826	Jones Lang LaSalle, Inc.	19,436,284
593,000	Mitsubishi Estate Co., Ltd.	17,712,841
		55,116,154
Road & Rail — 2.6%
384,316	Canadian Pacific Railway, Ltd.	58,130,463
75,865	Kansas City Southern	9,394,363
		67,524,826
Semiconductor & Semiconductor Equipment — 2.5%
1,063,683	ARM Holdings PLC	19,355,061
1,529,009	Atmel Corp.*	11,972,141
1,084,422	ON Semiconductor Corp.*	8,935,637
6,333	Samsung Electronics Co., Ltd.	8,234,340
5,083,000	Taiwan Semiconductor Manufacturing Co., Ltd.	17,995,185
		66,492,364
Software — 2.0%
86,720	ANSYS, Inc.*	7,561,984
85,486	Intuit, Inc.	6,524,291
481,800	Nexon Co., Ltd.	4,447,807
84,900	Nintendo Co., Ltd.	11,296,885
277,976	Oracle Corp.	10,635,362
158,720	Solera Holdings, Inc.	11,231,027
		51,697,356
Specialty Retail — 2.1%
4,923,000	Chow Tai Fook Jewellery Group, Ltd.	7,339,422
302,087	Lowe's Cos., Inc.	14,968,411
152,709	PetSmart, Inc.	11,109,580
143,036	Tiffany & Co.	13,270,880
135,039	Williams-Sonoma, Inc.	7,870,073
		54,558,366
Textiles, Apparel & Luxury Goods — 1.8%
89,422	Cie Financiere Richemont S.A.	8,904,097
196,181	NIKE, Inc. - Class B	15,427,674
1,184,584	Prada SpA	10,541,178
4,206,300	Samsonite International S.A.	12,802,254
		47,675,203
Tobacco — 2.0%
757,480	Imperial Tobacco Group PLC	29,322,454
718,400	Japan Tobacco, Inc.	23,334,865
		52,657,319
Wireless Telecommunication Services — 1.3%
441,772	T-Mobile U.S., Inc.	14,861,210
12,875,500	Tower Bersama Infrastructure Tbk PT	6,141,275
3,305,494	Vodafone Group PLC	12,970,877
		33,973,362
Total Common Stock (cost $2,106,238,571)		2,601,360,597
Preferred Stock — 0.8%
Automobiles — 0.8%
76,817	Volkswagen A.G. (cost $19,958,004)	21,572,288
Money Market — 0.2%
4,617,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $4,617,000)	4,617,000
Total Investments (total cost $2,130,813,575) – 100%		$2,627,549,885

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$93,282,152	3.5%
China	28,224,553	1.1%
Denmark	50,067,325	1.9%
France	62,573,457	2.4%
Germany	59,540,470	2.3%
Hong Kong	69,541,404	2.6%
India	14,629,903	0.6%
Indonesia	6,141,275	0.2%
Italy	10,541,178	0.4%
Japan	178,253,593	6.8%
Netherlands	55,654,664	2.1%
Qatar	14,987,694	0.6%
Russia	21,938,262	0.8%
South Africa	5,982,877	0.2%
South Korea	25,386,866	1.0%
Sweden	33,497,359	1.3%
Switzerland	108,473,146	4.1%
Taiwan	17,995,185	0.7%
Turkey	17,675,125	0.7%
United Kingdom	286,306,229	10.9%
United States††	1,466,857,168	55.8%
Total	$2,627,549,885	100.0%

†† Includes Cash Equivalents of 0.2%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Global Research Fund
Janus Cash Liquidity Fund LLC	146,281,782	$146,281,782	(163,104,253)	$(163,104,253)	$-	$11,612	$4,617,000

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$2,601,360,597	$—	$—

Preferred Stock	—	21,572,288	—

Money Market	—	4,617,000	—

Total Investments in Securities	$2,601,360,597	$26,189,288	$—

Janus Global Select Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 98.2%
Air Freight & Logistics — 1.2%
114,281	FedEx Corp.	$ 16,430,180
1,246,569	TNT Express N.V.	11,571,266
		28,001,446
Airlines — 1.9%
1,164,721	United Continental Holdings, Inc.*	44,061,395
Automobiles — 0.6%
5,737,640	SAIC Motor Corp., Ltd.β	13,401,316
Beverages — 3.3%
323,737	Pernod-Ricard S.A.	36,877,766
773,823	SABMiller PLC	39,730,866
		76,608,632
Biotechnology — 3.3%
543,458	Gilead Sciences, Inc.*	40,840,869
554,467	Medivation, Inc.*	35,386,084
		76,226,953
Capital Markets — 2.7%
934,037	Credit Suisse Group A.G.	28,561,548
1,089,963	Morgan Stanley	34,181,240
		62,742,788
Chemicals — 1.7%
209,136	PPG Industries, Inc.	39,664,734
Commercial Banks — 5.9%
800,605	BNP Paribas S.A.	62,388,953
5,549,500	Seven Bank, Ltd.	21,662,499
515,736	TCS Group Holding PLC (GDR)*	8,097,055
2,577,636	Turkiye Halk Bankasi A/S	14,593,792
4,240,346	UniCredit SpA	31,381,453
		138,123,752
Commercial Services & Supplies — 3.0%
1,708,819	Tyco International, Ltd. (U.S. Shares)	70,129,932
Communications Equipment — 2.8%
5,299,917	Telefonaktiebolaget L.M. Ericsson - Class B**	64,704,503
Computers & Peripherals — 1.5%
63,041	Apple, Inc.	35,372,936
Diversified Consumer Services — 1.4%
5,333,213	Anhanguera Educacional Participacoes S.A.	33,687,258
Diversified Financial Services — 4.9%
1,133,016	Citigroup, Inc.	59,041,464
954,916	JPMorgan Chase & Co.	55,843,488
		114,884,952
Electric Utilities — 1.2%
733,612	Brookfield Infrastructure Partners L.P.	28,772,263
Food Products — 1.1%
632,138	Unilever N.V.	25,456,476
Health Care Providers & Services — 4.0%
583,902	Aetna, Inc.	40,049,838
745,638	Express Scripts Holding Co.*	52,373,613
		92,423,451
Hotels, Restaurants & Leisure — 2.2%
25,477,238	Bwin.Party Digital Entertainment PLC	51,927,215
Household Durables — 1.3%
16,009,083	Taylor Wimpey PLC	29,554,659
Independent Power Producers & Energy Traders — 2.1%
1,670,965	NRG Energy, Inc.	47,990,115
Information Technology Services — 1.6%
812,951	Teradata Corp.*	36,981,141
Insurance — 5.5%
12,521,400	AIA Group, Ltd.	62,816,928
1,708,995	CNO Financial Group, Inc.	30,232,122
1,021,600	Tokio Marine Holdings, Inc.	34,105,081
		127,154,131
Internet & Catalog Retail — 1.7%
2,609,400	Rakuten, Inc.	38,760,581
Internet Software & Services — 0.9%
656,877	Youku Tudou, Inc. (ADR)*	19,903,373
Machinery — 0.8%
102,600	FANUC Corp.	18,758,192
Marine — 1.2%
2,633	A.P. Moeller - Maersk A/S - Class B	28,577,340
Media — 3.0%
656,434	Comcast Corp. - Class A	34,111,593
678,200	Fuji Media Holdings, Inc.	13,848,703
620,082	Twenty-First Century Fox, Inc.	21,814,485
		69,774,781
Metals & Mining — 2.0%
1,430,191	ArcelorMittal**	25,516,641
3,809,729	Fortescue Metals Group, Ltd.	19,793,450
		45,310,091
Oil, Gas & Consumable Fuels — 7.6%
203,255	Chevron Corp.	25,388,582
980,643	Cobalt International Energy, Inc.*	16,131,577
209,930	EOG Resources, Inc.	35,234,651
2,282,978	Ophir Energy PLC*	12,390,685
1,901,345	Petroleo Brasileiro S.A. (ADR)	26,200,534
1,194,956	Valero Energy Corp.**	60,225,783
		175,571,812
Pharmaceuticals — 5.5%
752,233	AstraZeneca PLC	44,519,709
379,485	Jazz Pharmaceuticals PLC*	48,027,622
760,757	Shire PLC	35,923,621
		128,470,952
Real Estate Management & Development — 0.8%
47,865,000	Evergrande Real Estate Group, Ltd.	18,271,911
Road & Rail — 3.7%
322,338	Canadian Pacific Railway, Ltd.	48,755,861
297,938	Kansas City Southern	36,893,662
		85,649,523
Semiconductor & Semiconductor Equipment — 3.5%
3,988,277	Atmel Corp.*	31,228,209
3,673,752	ON Semiconductor Corp.*	30,271,716
2,301,000	Sumco Corp.	20,280,445
		81,780,370
Software — 3.6%
591,318	Informatica Corp.*	24,539,697
227,400	Nintendo Co., Ltd.	30,258,087
760,244	Oracle Corp.	29,086,936
		83,884,720
Textiles, Apparel & Luxury Goods — 3.5%
1,200,274	Burberry Group PLC	30,127,579
579,254	Moncler SpA*	12,589,707
12,441,000	Samsonite International S.A.	37,865,308
		80,582,594
Thrifts & Mortgage Finance — 1.7%
4,594,914	MGIC Investment Corp.*	38,781,074
Tobacco — 2.7%
620,078	Imperial Tobacco Group PLC	24,003,549
1,202,300	Japan Tobacco, Inc.	39,052,769
		63,056,318
Wireless Telecommunication Services — 2.8%
1,135,532	T-Mobile U.S., Inc.	38,199,296
57,326,500	Tower Bersama Infrastructure Tbk PT	27,343,232
		65,542,528
Total Common Stock (cost $1,742,660,079)		2,280,546,208
Preferred Stock — 1.8%
Automobiles — 1.8%
144,403	Volkswagen A.G. (cost $26,497,688)	40,552,262
Purchased Options - Calls — 0%
20,000	Turquoise Hill Resources, Ltd. expires March 2014 exercise price $6.00	71,002
40,000	Turquoise Hill Resources, Ltd. expires March 2014 exercise price $6.00	142,004
Total Purchased Options - Calls (premiums paid $4,768,000)		213,006
Total Investments (total cost $1,773,925,767) – 100%		$ 2,321,311,476

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$19,793,450	0.9%
Brazil	59,887,792	2.6%
Canada	48,755,861	2.1%
China	51,576,600	2.2%
Denmark	28,577,340	1.2%
France	124,783,360	5.4%
Germany	40,552,262	1.7%
Hong Kong	62,816,928	2.7%
Indonesia	27,343,232	1.2%
Italy	43,971,160	1.9%
Japan	216,726,357	9.3%
Netherlands	37,027,742	1.6%
Russia	8,097,055	0.4%
Sweden	64,704,503	2.8%
Switzerland	28,561,548	1.2%
Turkey	14,593,792	0.6%
United Kingdom	268,177,883	11.6%
United States	1,175,364,611	50.6%
Total	$2,321,311,476	100.0%

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
L.P.	Limited Partnership
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Global Select Fund	$111,890,700

β Security is illiquid.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$2,280,546,208	$—	$—

Preferred Stock	—	40,552,262	—

Purchased Options	—	213,006	—

Total Investments in Securities	$2,280,546,208	$40,765,268	$—

Janus Global Technology Fund

Schedule of Investments (unaudited)

Shares or Contract Amounts		Value
Common Stock — 98.3%
Aerospace & Defense — 0.5%
152,830	Ultra Electronics Holdings PLC**	$ 4,878,657
Communications Equipment — 3.3%
283,062	CommScope Holding Co., Inc.*	5,355,533
138,528	QUALCOMM, Inc.	10,285,704
1,564,536	Telefonaktiebolaget L.M. Ericsson - Class B	19,100,776
		34,742,013
Computers & Peripherals — 11.1%
201,969	Apple, Inc.**	113,326,826
22,406	Stratasys, Ltd.*	3,018,088
		116,344,914
Consumer Finance — 1.9%
179,542	American Express Co.	16,289,845
66,865	Discover Financial Services	3,741,097
		20,030,942
Diversified Financial Services — 0.3%
665,900	BM&F Bovespa S.A.	3,122,156
Electrical Equipment — 0.9%
249,598	Sensata Technologies Holding N.V.*	9,676,914
Electronic Equipment, Instruments & Components — 9.8%
437,959	Amphenol Corp. - Class A	39,057,184
5,900	Keyence Corp.**	2,521,607
888,569	National Instruments Corp.	28,451,979
557,091	TE Connectivity, Ltd. (U.S. Shares)	30,701,285
1,861,646	WT Microelectronics Co., Ltd.	2,202,115
		102,934,170
Food & Staples Retailing — 0.1%
17,008	Whole Foods Market, Inc.	983,573
Health Care Technology — 1.0%
75,065	athenahealth, Inc.*	10,096,243
Hotels, Restaurants & Leisure — 0.6%
3,187,702	Bwin.Party Digital Entertainment PLC**	6,497,113
Information Technology Services — 8.3%
565,208	Amdocs, Ltd. (U.S. Shares)	23,309,178
80,652	Cognizant Technology Solutions Corp. - Class A*	8,144,239
118,232	Gartner, Inc.*	8,400,384
114,543	Jack Henry & Associates, Inc.	6,782,091
32,388	MasterCard, Inc. - Class A	27,058,878
83,699	QIWI PLC (ADR)	4,687,144
182,033	Teradata Corp.*	8,280,681
		86,662,595
Internet & Catalog Retail — 5.3%
46,311	Amazon.com, Inc.*	18,468,364
141,825	Ctrip.com International, Ltd. (ADR)*	7,037,356
9,108	Netflix, Inc.*	3,353,292
7,632	priceline.com, Inc.*	8,871,437
52,477	Qunar Cayman Islands, Ltd. (ADR)*	1,392,215
893,400	Rakuten, Inc.**	13,270,753
75,623	zulily, Inc.*	3,133,061
		55,526,478
Internet Software & Services — 17.9%
191,308	ChannelAdvisor Corp.*	7,979,457
72,590	Cornerstone OnDemand, Inc.*	3,871,951
430,288	eBay, Inc.*	23,618,508
88,520	Google, Inc. - Class A*,**	99,205,249
14,746	LinkedIn Corp. - Class A*	3,197,375
84,819	Marin Software, Inc.*	868,546
70,754	MercadoLibre, Inc.	7,626,574
28,998	Shutterstock, Inc.*	2,425,103
149,300	Tencent Holdings, Ltd.	9,523,314
78,801	Twitter, Inc.*	5,015,684
160,284	Yandex N.V. - Class A*	6,916,255
39,888	Yelp, Inc.*	2,750,278
282,367	Youku Tudou, Inc. (ADR)*	8,555,720
79,688	Zillow, Inc. - Class A*	6,512,900
		188,066,914
Machinery — 2.2%
125,500	FANUC Corp.**	22,944,962
Media — 2.4%
217,128	News Corp. - Class A*	3,912,647
347,654	SFX Entertainment, Inc.*	4,171,848
227,441	Twenty-First Century Fox, Inc.	8,001,374
116,706	Walt Disney Co.	8,916,338
		25,002,207
Oil, Gas & Consumable Fuels — 0.4%
188,929	Apptio, Inc.*,§	4,287,668
Professional Services — 1.0%
33,743	Corporate Executive Board Co.	2,612,720
120,229	Verisk Analytics, Inc. - Class A*	7,901,450
		10,514,170
Real Estate Investment Trusts (REITs) — 1.7%
221,437	American Tower Corp.	17,675,101
Semiconductor & Semiconductor Equipment — 9.2%
1,509,156	ARM Holdings PLC**	27,461,007
1,998,152	Atmel Corp.*	15,645,530
317,934	Cypress Semiconductor Corp.	3,338,307
295,842	Freescale Semiconductor, Ltd.*	4,748,264
317,000	MediaTek, Inc.	4,717,768
1,301,178	ON Semiconductor Corp.*	10,721,707
2,773	Samsung Electronics Co., Ltd.	3,605,531
5,244,000	Taiwan Semiconductor Manufacturing Co., Ltd.	18,565,168
173,811	Xilinx, Inc.	7,981,401
		96,784,683
Software — 19.1%
118,106	Advent Software, Inc.	4,132,529
183,893	ANSYS, Inc.*	16,035,470
115,005	Aveva Group PLC**	4,120,583
204,157	Blackbaud, Inc.	7,686,511
1,056,348	Cadence Design Systems, Inc.*	14,809,999
238,435	Informatica Corp.*	9,895,053
139,814	Intuit, Inc.	10,670,605
429,500	Nexon Co., Ltd.**	3,964,992
187,326	NICE Systems, Ltd. (ADR)	7,672,873
72,360	Nintendo Co., Ltd.**	9,628,299
1,313,035	Oracle Corp.**	50,236,719
118,886	PROS Holdings, Inc.*	4,743,551
265,695	RealPage, Inc.*	6,211,949
162,509	Red Hat, Inc.*	9,107,004
95,179	Salesforce.com, Inc.*	5,252,929
120,083	Solera Holdings, Inc.	8,497,073
209,963	SS&C Technologies Holdings, Inc.*	9,292,962
120,376	Synopsys, Inc.*	4,883,654
414,442	TIBCO Software, Inc.*	9,316,656
54,748	Workday, Inc. - Class A*	4,552,844
		200,712,255
Trading Companies & Distributors — 0.3%
10,632	W.W. Grainger, Inc.	2,715,625
Wireless Telecommunication Services — 1.0%
161,863	T-Mobile U.S., Inc.	5,445,071
9,600,500	Tower Bersama Infrastructure Tbk PT	4,579,186
		10,024,257
Total Common Stock (cost $708,973,016)		1,030,223,610
Purchased Options - Calls — 0%
745	QUALCOMM, Inc. expires April 2014 exercise price $70.00	423,908
170	Whole Foods Market, Inc. expires May 2014 exercise price $60.00	47,986
Total Purchased Options - Calls (premiums paid $243,910)		471,894
Money Market — 2.3%
24,541,678	Janus Cash Liquidity Fund LLC, 0%£ (cost $24,541,678)	24,541,678
Total Investments (total cost $733,758,604) – 100.6%		1,055,237,182
Securities Sold Short — (0.6)%
Common Stock Sold Short — (0.6)%
Computer Graphics — (0.1)%
25,128	Tableau Software, Inc. - Class A*	(1,732,073)
Semiconductor & Semiconductor Equipment — (0.3)%
16,080	Cree, Inc.*	(1,006,126)
363,345	Imagination Technologies Group PLC*	(927,478)
20,723	Synaptics, Inc.*	(1,073,659)
		(3,007,263)
Software — (0.2)%
16,633	ServiceNow, Inc.*	(931,614)
14,471	Splunk, Inc.*	(993,723)
		(1,925,337)
Total Securities Sold Short (proceeds $6,470,924)		(6,664,673)
Total Investments and Securities Sold Short (total cost $727,287,680) – 100%		$ 1,048,572,509

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Brazil	$3,122,156	0.3%
China	26,508,605	2.5%
Indonesia	4,579,186	0.4%
Israel	7,672,873	0.7%
Japan	52,330,613	5.0%
Russia	11,603,399	1.1%
South Korea	3,605,531	0.4%
Sweden	19,100,776	1.8%
Taiwan	25,485,051	2.4%
United Kingdom	42,957,360	4.1%
United States††	858,271,632	81.3%
Total	$1,055,237,182	100.0%

†† Includes Cash Equivalents of 2.3%.

Summary of Investments by Country – (Short Positions)

December 31, 2013 (unaudited)

Country	Value	% of Securities Sold Short
United Kingdom	$(927,478)	13.9%
United States	(5,737,195)	86.1%
Total	$(6,664,673)	100.0%

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
British Pound 1/9/14	1,645,000	$ 2,723,520	$ (74,165)
Japanese Yen 1/9/14	1,073,000,000	10,191,034	491,478
		12,914,554	417,313
HSBC Securities (USA) LLC:
British Pound 1/16/14	1,280,000	2,119,099	(25,396)
Japanese Yen 1/16/14	939,000,000	8,918,747	195,723
		11,037,846	170,327
JPMorgan Chase & Co.:
British Pound 1/23/14	1,430,000	2,367,303	(35,126)
Japanese Yen 1/23/14	1,023,000,000	9,717,031	193,358
		12,084,334	158,232
RBC Capital Markets Corp.:
British Pound 1/16/14	1,725,000	2,855,817	(35,062)
Japanese Yen 1/16/14	1,025,000,000	9,735,586	212,212
		12,591,403	177,150
Total		$ 48,628,137	$ 923,022

Schedule of Written Options – Puts	Value
QUALCOMM, Inc. expires April 2014 745 contracts exercise price $62.50	$(31,186)
Whole Foods Market, Inc. expires May 2014 170 contracts exercise price $55.00	(45,649)
Total Written Options – Puts (premiums received $230,100)	$(76,835)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Global Technology Fund	$143,874,899

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Global Technology Fund
Apptio, Inc.	5/2/13	$4,287,668	$4,287,668	0.4%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Global Technology Fund
Janus Cash Liquidity Fund LLC	35,440,806	$ 35,440,806	(62,714,000)	$(62,714,000)	$ -	$ 8,208	$ 24,541,678

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Oil, Gas & Consumable Fuels	$—	$—	$4,287,668
All Other	1,025,935,942	—	—

Purchased Options	—	471,894	—

Money Market	—	24,541,678	—

Total Investments in Securities	$1,025,935,942	$25,013,572	$4,287,668

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$1,092,771	$—

Investments in Securities Sold Short:
Common Stock	$6,664,673	$—	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$169,749	$—
Options Written, at Value	—	76,835	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Growth and Income Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 94.0%
Aerospace & Defense — 4.7%
903,741	Boeing Co.	$123,351,609
800,000	Honeywell International, Inc.	73,096,000
		196,447,609
Beverages — 1.4%
1,818,999	Diageo PLC**	60,234,747
Capital Markets — 3.3%
3,864,727	Blackstone Group L.P.	121,738,900
300,000	Greenhill & Co., Inc.	17,382,000
		139,120,900
Chemicals — 7.0%
1,938,213	E.I. du Pont de Nemours & Co.	125,925,699
1,818,395	LyondellBasell Industries N.V. - Class A	145,980,750
291,520	Syngenta A.G. (ADR)	23,304,109
		295,210,558
Commercial Banks — 2.8%
2,948,010	U.S. Bancorp	119,099,604
Communications Equipment — 0.5%
342,744	Motorola Solutions, Inc.	23,135,220
Computers & Peripherals — 3.1%
231,746	Apple, Inc.	130,034,998
Consumer Finance — 0.9%
400,000	American Express Co.	36,292,000
Diversified Financial Services — 3.3%
370,594	CME Group, Inc.	29,076,805
1,850,000	JPMorgan Chase & Co.	108,188,000
		137,264,805
Diversified Telecommunication Services — 1.3%
711,220	CenturyLink, Inc.	22,652,357
700,000	Verizon Communications, Inc.	34,398,000
		57,050,357
Electric Utilities — 2.1%
1,161,310	Brookfield Infrastructure Partners L.P.	45,546,578
900,000	Edison International	41,670,000
		87,216,578
Electronic Equipment, Instruments & Components — 2.4%
1,874,726	TE Connectivity, Ltd. (U.S. Shares)	103,316,150
Energy Equipment & Services — 0.9%
500,000	Noble Corp. PLC	18,735,000
500,000	Seadrill, Ltd.	20,540,000
		39,275,000
Food & Staples Retailing — 0.7%
700,000	Kroger Co.	27,671,000
Food Products — 1.9%
363,060	Hershey Co.	35,300,324
1,131,757	Unilever PLC**	46,509,278
		81,809,602
Health Care Equipment & Supplies — 1.2%
1,326,065	Abbott Laboratories	50,828,071
Health Care Providers & Services — 3.3%
1,500,000	Aetna, Inc.	102,885,000
525,000	AmerisourceBergen Corp.	36,912,750
		139,797,750
Hotels, Restaurants & Leisure — 2.9%
3,478,574	Bwin.Party Digital Entertainment PLC**	7,089,963
500,000	Las Vegas Sands Corp.	39,435,000
209,176	McDonald's Corp.	20,296,347
1,500,000	Six Flags Entertainment Corp.	55,230,000
		122,051,310
Household Durables — 0.7%
650,000	Garmin, Ltd.	30,043,000
Household Products — 2.7%
1,282,034	Colgate-Palmolive Co.	83,601,437
300,000	Kimberly-Clark Corp.	31,338,000
		114,939,437
Industrial Conglomerates — 2.8%
386,388	3M Co.	54,190,917
2,261,347	General Electric Co.	63,385,556
		117,576,473
Information Technology Services — 1.0%
500,000	Automatic Data Processing, Inc.	40,405,000
Insurance — 1.8%
2,469,791	Prudential PLC**	54,796,098
250,000	Travelers Cos., Inc.	22,635,000
		77,431,098
Leisure Equipment & Products — 3.0%
2,625,703	Mattel, Inc.	124,930,949
Machinery — 0.8%
350,000	Dover Corp.	33,789,000
Media — 4.2%
1,631,860	CBS Corp. - Class B**	104,014,756
850,620	Viacom, Inc. - Class B	74,293,151
		178,307,907
Metals & Mining — 0.7%
500,000	Rio Tinto PLC (ADR)**	28,215,000
Multi-Utilities — 1.0%
500,000	Ameren Corp.	18,080,000
350,000	National Grid PLC (ADR)**	22,862,000
		40,942,000
Oil, Gas & Consumable Fuels — 6.3%
1,218,310	Chevron Corp.	152,179,102
1,695,525	Enterprise Products Partners L.P.	112,413,308
		264,592,410
Pharmaceuticals — 6.8%
2,876,065	AbbVie, Inc.	151,884,993
765,442	Bristol-Myers Squibb Co.	40,683,242
1,008,186	Johnson & Johnson	92,339,756
		284,907,991
Real Estate Investment Trusts (REITs) — 1.5%
1,255,907	Annaly Capital Management, Inc.	12,521,393
24,027,576	Colony American Homes Holdings III L.P. - Private Placement§	24,301,490
467,741	Ventas, Inc.	26,792,205
		63,615,088
Road & Rail — 3.0%
250,000	Canadian Pacific Railway, Ltd. (U.S. Shares)	37,830,000
517,065	Union Pacific Corp.	86,866,920
		124,696,920
Semiconductor & Semiconductor Equipment — 2.7%
1,504,648	Microchip Technology, Inc.	67,332,998
1,048,640	Xilinx, Inc.	48,153,549
		115,486,547
Software — 2.6%
350,000	Intuit, Inc.	26,712,000
2,250,000	Microsoft Corp.	84,217,500
		110,929,500
Specialty Retail — 0.9%
457,755	Home Depot, Inc.	37,691,547
Textiles, Apparel & Luxury Goods — 2.1%
1,131,449	NIKE, Inc. - Class B	88,977,149
Thrifts & Mortgage Finance — 0.4%
1,000,000	People's United Financial, Inc.	15,120,000
Tobacco — 5.3%
2,980,336	Altria Group, Inc.	114,415,099
1,271,928	Philip Morris International, Inc.	110,823,087
		225,238,186
Total Common Stock (cost $2,667,027,861)		3,963,691,461
Corporate Bonds — 4.3%
Banking — 0.4%
$15,000,000	Bank of America Corp. 8.0000%, 7/30/99‡	16,620,000
Consumer Cyclical — 1.0%
15,000,000	MGM Resorts International 7.6250%, 1/15/17	17,062,500
25,000,000	Royal Caribbean Cruises, Ltd. 5.2500%, 11/15/22	25,000,000
		42,062,500
Consumer Non-Cyclical — 0.3%
9,990,000	HCA, Inc. 7.2500%, 9/15/20	10,889,100
Finance Companies — 0.5%
20,000,000	General Electric Capital Corp. 6.2500%, 12/15/99‡	20,650,000
Hotels, Restaurants & Leisure — 0.4%
12,498,000	MGM Resorts International 4.2500%, 4/15/15	17,184,750
Insurance — 0.4%
15,000,000	American International Group, Inc. 8.1750%, 5/15/58‡	18,150,000
Internet & Catalog Retail — 0.3%
10,000,000	priceline.com, Inc. 1.0000%, 3/15/18	13,787,500
Internet Software & Services — 0.3%
10,000,000	Yahoo!, Inc. 0%, 12/1/18 (144A)	10,331,250
Real Estate Investment Trusts (REITs) — 0.5%
10,000,000	Annaly Capital Management, Inc. 4.0000%, 2/15/15	10,500,000
9,985,000	ProLogis L.P. 3.2500%, 3/15/15	11,145,756
		21,645,756
Wireless Telecommunication Services — 0.2%
100,000	Crown Castle International Corp. 4.5000%, 11/1/16	10,037,500
Total Corporate Bonds (cost $164,155,475)		181,358,356
Preferred Stock — 1.0%
Aerospace & Defense — 0.4%
264,550	United Technologies Corp., 7.5000%	17,320,089
Capital Markets — 0.3%
500,000	Goldman Sachs Group, Inc., 5.9500%	10,695,000
Consumer Finance — 0.3%
500,000	Discover Financial Services, 6.5000%	11,520,000
Total Preferred Stock (cost $39,030,428)		39,535,089
Money Market — 0.7%
30,699,834	Janus Cash Liquidity Fund LLC, 0%£ (cost $30,699,834)	30,699,834
Total Investments (total cost $2,900,913,598) – 100%		$4,215,284,740

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$37,830,000	0.9%
Norway	20,540,000	0.5%
Switzerland	23,304,109	0.6%
United Kingdom	219,707,086	5.2%
United States††	3,913,903,545	92.8%
Total	$4,215,284,740	100.0%

†† Includes Cash Equivalents of 0.7%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized (Depreciation)
Credit Suisse International: British Pound 1/9/14	17,200,000	$28,476,923	$(775,463)
HSBC Securities (USA) LLC: British Pound 1/16/14	17,090,000	28,293,280	(339,082)
JPMorgan Chase & Co.: British Pound 1/23/14	17,927,000	29,677,375	(511,759)
RBC Capital Markets Corp.: British Pound 1/16/14	17,200,000	28,475,390	(349,606)
Total		$114,922,968	$(1,975,910)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

144A Securities sold under Rule 144A of the Securities Act of 1933, as amended, are subject to legal and/or contractual restrictions on resale and may not be publicly sold without registration under the 1933 Act. These securities have been determined to be liquid under guidelines established by the Board of Trustees. The total value of 144A securities as of the period ended December 31, 2013 is indicated in the table below:

Fund	Value	Value as a % of Total Investments
Janus Growth and Income Fund	$ 10,331,250	0.2%

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Growth and Income Fund	$267,257,125

‡ The interest rate on floating rate notes is based on an index or market interest rates and is subject to change. Rate in the security description is as of period end.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Growth and Income Fund
Colony American Homes Holdings III L.P. - Private Placement	1/30/13	$24,057,693	$24,301,490	0.6%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Growth and Income Fund
Janus Cash Liquidity Fund LLC	147,518,714	$147,518,714	(217,356,000)	$(217,356,000)	$-	$20,173	$30,699,834

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Real Estate Investment Trusts (REITs)	$39,313,598	$—	$24,301,490
All Other	3,900,076,373	—	—

Corporate Bonds	—	181,358,356	—

Preferred Stock	—	39,535,089	—

Money Market	—	30,699,834	—

Total Investments in Securities	$3,939,389,971	$251,593,279	$24,301,490

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$1,975,910	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus International Equity Fund

Schedule of Investments (unaudited)

Shares	Value
Common Stock — 95.9%
Air Freight & Logistics — 2.9%
31,771	Panalpina Welttransport Holding A.G.	$5,326,042
319,739	TNT Express N.V.	2,967,975
		8,294,017
Auto Components — 2.0%
245,000	NGK Spark Plug Co., Ltd.**	5,793,998
Automobiles — 2.6%
612,000	Isuzu Motors, Ltd.**	3,801,387
241,800	Yamaha Motor Co., Ltd.**	3,621,603
		7,422,990
Beverages — 4.1%
6,825,400	LT Group, Inc.	2,375,122
40,540	Pernod-Ricard S.A.	4,618,022
93,897	SABMiller PLC	4,821,011
		11,814,155
Biotechnology — 0.7%
205,850	Swedish Orphan Biovitrum A.B.*	2,136,968
Capital Markets — 1.3%
78,191	Deutsche Bank A.G.	3,729,604
Chemicals — 5.0%
627,163	Alent PLC	3,686,323
166,000	Kansai Paint Co., Ltd.**	2,451,610
74,624	LyondellBasell Industries N.V. - Class A	5,990,815
40,200	Shin-Etsu Chemical Co., Ltd.**	2,344,268
		14,473,016
Commercial Banks — 11.3%
229,993	Banco Bilbao Vizcaya Argentaria S.A.	2,830,936
527,000	Bangkok Bank PCL (NVDR)	2,855,586
63,769	BNP Paribas S.A.	4,969,343
1,525,200	China Construction Bank Corp.ß	1,043,018
203,168	HSBC Holdings PLC	2,228,231
167,653	ICICI Bank, Ltd.	2,978,314
1,534,500	Seven Bank, Ltd.**	5,989,928
36,519	Societe Generale S.A.	2,120,931
114,254	Standard Chartered PLC	2,572,735
221,865	Turkiye Halk Bankasi A/S	1,256,132
492,052	UniCredit SpA	3,641,521
		32,486,675
Communications Equipment — 2.1%
499,602	Telefonaktiebolaget L.M. Ericsson - Class B	6,099,435
Diversified Financial Services — 2.7%
315,168	ING Groep N.V.*	4,378,778
116,800	Japan Exchange Group, Inc.**	3,315,749
		7,694,527
Electronic Equipment, Instruments & Components — 2.8%
92,062	Hexagon A.B. - Class B	2,910,808
12,000	Keyence Corp.**	5,128,692
		8,039,500
Energy Equipment & Services — 1.1%
159,015	Petrofac, Ltd.	3,222,583
Food & Staples Retailing — 1.1%
75,900	Sugi Holdings Co., Ltd.**	3,081,703
Food Products — 1.0%
73,906	Unilever N.V.	2,976,227
Health Care Equipment & Supplies — 1.0%
25,883	Essilor International S.A.	2,751,511
Household Durables — 1.1%
152,200	Iida Group Holdings Co., Ltd. **	3,038,507
Household Products — 1.7%
61,496	Reckitt Benckiser Group PLC	4,880,215
Insurance — 4.3%
1,451,600	AIA Group, Ltd.	7,282,337
158,500	BB Seguridade Participacoes S.A.	1,646,212
159,804	Prudential PLC	3,545,497
		12,474,046
Internet & Catalog Retail — 3.4%
50,465	Ctrip.com International, Ltd. (ADR)*	2,504,073
481,200	Rakuten, Inc.**	7,147,847
		9,651,920
Internet Software & Services — 0.5%
49,361	Youku Tudou, Inc. (ADR)*	1,495,638
Leisure Equipment & Products — 1.0%
112,100	Sega Sammy Holdings, Inc. **	2,850,144
Machinery — 2.8%
25,100	FANUC Corp.**	4,588,992
64,868	Vallourec S.A.	3,533,582
		8,122,574
Marine — 3.7%
738	A.P. Moeller - Maersk A/S - Class B	8,009,904
20,563	Kuehne + Nagel International A.G.	2,700,075
		10,709,979
Media — 4.1%
266,200	Fuji Media Holdings, Inc.**	5,435,749
280,317	WPP PLC	6,404,912
		11,840,661
Metals & Mining — 4.1%
92,315	ArcelorMittal	1,647,031
673,519	Glencore Xstrata PLC	3,487,083
69,965	Rio Tinto PLC	3,949,628
106,144	ThyssenKrupp A.G.	2,582,931
		11,666,673
Oil, Gas & Consumable Fuels — 2.5%
222,266	Athabasca Oil Corp.*	1,356,072
66,891	Koninklijke Vopak N.V.	3,912,465
129,322	Tullow Oil PLC	1,830,725
		7,099,262
Pharmaceuticals — 6.3%
53,769	AstraZeneca PLC	3,182,232
17,950	Novo Nordisk A/S - Class B	3,290,602
18,762	Roche Holding A.G.	5,242,757
138,745	Shire PLC	6,551,662
		18,267,253
Real Estate Management & Development — 2.2%
209,000	Mitsubishi Estate Co., Ltd.**	6,242,806
Semiconductor & Semiconductor Equipment — 3.9%
258,184	ARM Holdings PLC	4,697,985
130,800	Sumco Corp.**	1,152,839
1,553,000	Taiwan Semiconductor Manufacturing Co., Ltd.	5,498,037
		11,348,861
Software — 2.5%
53,400	Nintendo Co., Ltd.**	7,105,461
Specialty Retail — 0.3%
641,018	PC Jeweller, Ltd.	886,647
Textiles, Apparel & Luxury Goods — 4.4%
49,603	Cie Financiere Richemont S.A.	4,939,164
73,697	Moncler SpA*	1,601,756
2,040,400	Samsonite International S.A.	6,210,142
		12,751,062
Thrifts & Mortgage Finance — 0.5%
117,620	Housing Development Finance Corp.	1,511,184
Tobacco — 3.7%
706,196	ITC, Ltd.	3,674,845
219,400	Japan Tobacco, Inc.**	7,126,489
		10,801,334
Wireless Telecommunication Services — 1.2%
867,880	Vodafone Group PLC	3,405,592
Total Common Stock (cost $223,001,091)		276,166,728
Preferred Stock — 1.9%
Automobiles — 1.9%
19,791	Volkswagen A.G. (cost $5,074,309)	5,557,847
Money Market — 2.2%
6,243,256	Janus Cash Liquidity Fund LLC, 0%£ (cost $6,243,256)	6,243,256
Total Investments (total cost $234,318,656) – 100%		$287,967,831

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Brazil	$1,646,212	0.6%
Canada	1,356,072	0.5%
China	5,042,729	1.8%
Denmark	11,300,506	3.9%
France	19,640,420	6.8%
Germany	11,870,382	4.1%
Hong Kong	7,282,337	2.5%
India	9,050,990	3.1%
Italy	5,243,277	1.8%
Japan	80,217,772	27.9%
Netherlands	14,235,445	5.0%
Philippines	2,375,122	0.8%
Spain	2,830,936	1.0%
Sweden	11,147,211	3.9%
Switzerland	18,208,038	6.3%
Taiwan	5,498,037	1.9%
Thailand	2,855,586	1.0%
Turkey	1,256,132	0.4%
United Kingdom	58,466,414	20.3%
United States††	18,444,213	6.4%
Total	$287,967,831	100.0%

†† Includes Cash Equivalents of 2.2%.

Forward Currency Contracts, Open December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse International: Japanese Yen 1/9/14	1,050,000,000	$9,972,586	$425,061
HSBC Securities (USA), LLC: Japanese Yen 1/16/14	1,268,000,000	12,043,633	212,061
JPMorgan Chase & Co.: Japanese Yen 1/23/14	1,050,000,000	9,973,493	208,523
RBC Capital Markets Corp.: Japanese Yen 1/16/14	827,000,000	7,854,956	180,958
Total		$39,844,668	$1,026,603

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
NVDR	Non-Voting Depositary Receipt
PCL	Public Company Limited
PLC	Public Limited Company

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus International Equity Fund	$80,217,771

β Security is illiquid.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus International Equity Fund
Janus Cash Liquidity Fund LLC	26,934,501	$26,934,501	(20,691,245)	$(20,691,245)	$ -	$1,075	$6,243,256

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$276,166,728	$—	$—

Preferred Stock	—	5,557,847	—

Money Market	—	6,243,256	—

Total Investments in Securities	$276,166,728	$11,801,103	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$1,026,603	$—

(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Overseas Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 99.2%
Air Freight & Logistics — 1.6%
436,601	Panalpina Welttransport Holding A.G.	$73,191,130
Airlines — 6.5%
2,296,868	Delta Air Lines, Inc.	63,094,964
6,292,924	United Continental Holdings, Inc.*,**	238,061,315
		301,156,279
Automobiles — 0.2%
4,498,500	SAIC Motor Corp., Ltd.β	10,507,076
Capital Markets — 1.4%
1,386,276	Deutsche Bank A.G.	66,123,474
Commercial Banks — 4.7%
2,982,829	Axis Bank, Ltd.	62,673,168
3,043,564	Punjab National Bank	30,826,850
2,038,602	State Bank of India	58,224,582
2,539,493	TCS Group Holding PLC (GDR)*	39,870,040
4,016,133	Turkiye Halk Bankasi A/S	22,738,125
		214,332,765
Communications Equipment — 0.8%
3,048,749	Telefonaktiebolaget L.M. Ericsson - Class B	37,220,921
Construction & Engineering — 1.2%
34,453,800	Louis XIII Holdings, Ltd.£	34,702,628
3,183,233	UGL, Ltd.	20,772,570
		55,475,198
Diversified Financial Services — 2.0%
1,328,200	Japan Exchange Group, Inc.**	37,705,288
9,677,377	Reliance Capital, Ltd.	56,554,372
		94,259,660
Electrical Equipment — 1.4%
5,186,739	Havells India, Ltd.	66,324,848
Food & Staples Retailing — 1.1%
3,097,361	X5 Retail Group N.V. (GDR)*	51,942,744
Food Products — 0.2%
184,405,502	Chaoda Modern Agriculture Holdings, Ltd.β,£	7,848,055
Hotels, Restaurants & Leisure — 5.2%
22,883,600	Melco Crown Philippines Resorts Corp.*	7,055,390
21,701,535	Melco International Development, Ltd.	79,764,476
1,219,723	Orascom Development Holding A.G.	19,900,168
68,405,165	Shangri-La Asia, Ltd.	133,387,425
		240,107,459
Household Durables — 2.7%
1,476,500	Iida Group Holdings Co., Ltd.**	29,476,712
21,576,000	MRV Engenharia e Participacoes S.A.	77,106,143
23,414,060	PDG Realty S.A. Empreendimentos e Participacoes	17,965,767
		124,548,622
Independent Power Producers & Energy Traders — 0.4%
28,209,649	Adani Power, Ltd.*	17,765,009
Industrial Conglomerates — 2.9%
77,056,336	John Keells Holdings PLC£	133,957,210
Information Technology Services — 1.5%
1,192,525	QIWI PLC (ADR)£	66,781,400
Internet & Catalog Retail — 4.1%
1,993,982	Ctrip.com International, Ltd. (ADR)*	98,941,387
6,053,100	Rakuten, Inc.**	89,914,032
		188,855,419
Internet Software & Services — 2.5%
3,832,567	Youku Tudou, Inc. (ADR)*	116,126,780
Machinery — 0.8%
697,469	Vallourec S.A.	37,993,524
Media — 1.0%
2,215,800	Fuji Media Holdings, Inc.**	45,246,177
Metals & Mining — 3.2%
17,703,315	Fortescue Metals Group, Ltd.	91,977,587
11,049,135	Hindustan Zinc, Ltd.	23,670,338
8,940,621	Turquoise Hill Resources, Ltd.*	29,546,728
		145,194,653
Oil, Gas & Consumable Fuels — 21.4%
4,294,898	Africa Oil Corp.*	37,324,083
2,921,946	Africa Oil Corp. - Private Placement*,§	25,334,529
8,507,903	Athabasca Oil Corp.*	51,907,741
5,118,322	Cobalt International Energy, Inc.*,**	84,196,397
6,293,628	Karoon Gas Australia, Ltd.*	24,383,454
2,985,742	Niko Resources, Ltd.*	7,140,368
21,676,746	Ophir Energy PLC*	117,648,846
6,213,516	Pacific Rubiales Energy Corp.	107,292,989
14,155,066	Petroleo Brasileiro S.A. (ADR)**	195,056,809
23,420,121	Reliance Industries, Ltd.	338,976,432
		989,261,648
Pharmaceuticals — 6.0%
511,476	Endo Health Solutions, Inc.*	34,504,171
33,656,511	Genomma Lab Internacional S.A.B. de C.V. - Class B*	94,469,891
1,100,469	Jazz Pharmaceuticals PLC*	139,275,356
1,780,895	Strides Arcolab, Ltd.	10,371,518
		278,620,936
Real Estate Investment Trusts (REITs) — 1.2%
17,025,400	Concentradora Fibra Hotelera Mexicana S.A. de C.V.	27,274,048
27,967,785	Emlak Konut Gayrimenkul Yatirim Ortakligi A/S	27,368,289
		54,642,337
Real Estate Management & Development — 6.0%
45,392,986	DLF, Ltd.	122,344,556
400,972,268	Evergrande Real Estate Group, Ltd.	153,066,535
		275,411,091
Road & Rail — 0.6%
1,750,595	Globaltrans Investment PLC (GDR)	27,834,461
Semiconductor & Semiconductor Equipment — 3.7%
8,399,383	ARM Holdings PLC	152,837,424
2,071,300	Sumco Corp.**	18,255,926
		171,093,350
Software — 5.4%
7,809,100	Nexon Co., Ltd.**	72,090,846
1,334,300	Nintendo Co., Ltd.**	177,543,385
		249,634,231
Textiles, Apparel & Luxury Goods — 7.1%
252,568,180	Li & Fung, Ltd.	325,726,309
Trading Companies & Distributors — 2.4%
26,061,085	Adani Enterprises, Ltd.	110,606,868
Total Common Stock (cost $4,878,116,497)		4,577,789,634
Warrants — 0%
Industrial Conglomerates — 0%
1,421,182	John Keells Holdings PLC* expires 11/12/15	869,557
1,421,182	John Keells Holdings PLC* expires 11/11/16	1,027,164
Total Warrants (cost $675,284)		1,896,721
Money Market — 0.8%
35,676,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $35,676,000)	35,676,000
Total Investments (total cost $4,914,467,781) – 100%		$4,615,362,355

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Australia	$137,133,611	3.0%
Brazil	290,128,719	6.3%
Canada	258,546,438	5.6%
China	386,489,833	8.4%
France	37,993,524	0.8%
Germany	66,123,474	1.4%
Hong Kong	573,580,838	12.4%
India	898,338,541	19.5%
Japan	470,232,366	10.2%
Mexico	121,743,939	2.6%
Philippines	7,055,390	0.2%
Russia	186,428,645	4.0%
Sri Lanka	135,853,931	2.9%
Sweden	37,220,921	0.8%
Switzerland	93,091,298	2.0%
Turkey	50,106,414	1.1%
United Kingdom	270,486,270	5.9%
United States††	594,808,203	12.9%
Total	$4,615,362,355	100.0%

†† Includes Cash Equivalents of 0.8%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation
Credit Suisse International: Japanese Yen 1/9/14	17,150,000,000	$162,885,579	$8,221,668
HSBC Securities (USA) LLC: Japanese Yen 1/16/14	17,250,000,000	163,842,794	3,595,547
JPMorgan Chase & Co.: Japanese Yen 1/23/14	16,900,000,000	160,525,740	3,184,467
RBC Capital Markets Corp.: Japanese Yen 1/16/14	17,300,000,000	164,317,700	3,785,455
Total		$651,571,813	$18,787,137

Total Return Swaps outstanding as of December 31, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
Credit Suisse International	$55,580,024	1 month USD LIBOR plus 75 basis points	Moscow Exchange	8/22/14	$884,267
Morgan Stanley & Co. International PLC	JPY 25,344,605,636	1 day JPY LIBOR plus 50 basis points	Mitsubishi UFJ Financial Group, Inc.; Mizuho Financial Group, Inc.; Sumitomo Mitsui Financial Group, Inc.	12/30/14	21,622,070
Morgan Stanley & Co. International PLC	128,342,274	1 month USD LIBOR plus 85 basis points	Sberbank of Russia	1/20/15	425,728
UBS A.G.	121,875,666	1 month USD LIBOR plus 95 basis points	Sberbank of Russia	9/16/14	1,690,331
Total					$24,622,396

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
GDR	Global Depositary Receipt
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Overseas Fund	$1,004,570,992

β Security is illiquid.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Overseas Fund
Africa Oil Corp. - Private Placement	10/17/13	$23,586,134	$25,334,529	0.5%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Overseas Fund
Chaoda Modern Agriculture Holdings, Ltd.	-	$ -	-	$ -	$ -	$ -	$7,848,055
Janus Cash Liquidity Fund LLC	171,256,113	171,256,113	(140,708,113)	(140,708,113)	-	1,574	35,676,000
John Keells Holdings PLC	4,263,403	5,041,923	(2,085,200)	(2,475,175)	881,358	593,567	133,957,210
Louis XIII Holdings, Ltd.	-	-	(230,000)	(203,751)	(1,927)	-	34,702,628
QIWI PLC (ADR)	325,940	9,941,170	(99,605)	(3,037,953)	1,559,483	378,746	66,781,400
		$ 186,239,206		$(146,424,992)	$2,438,914	$973,887	$278,965,293

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock
Food Products	$—	$—	$7,848,055
Oil, Gas & Consumable Fuels	—	25,334,529	—
All Other	4,544,607,050	—	—

Warrants	1,896,721	—	—

Money Market	—	35,676,000	—

Total Investments in Securities	$4,546,503,771	$61,010,529	$7,848,055

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$18,787,137	$—
Outstanding Swap Contracts at Value	—	24,622,396	—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Protected Series - Global

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 93.5%
Aerospace & Defense — 0.6%
355	Precision Castparts Corp.	$ 95,601
Air Freight & Logistics — 0.8%
707	Panalpina Welttransport Holding A.G.	118,520
Airlines — 1.1%
4,325	United Continental Holdings, Inc.*	163,615
Auto Components — 1.1%
7,000	NGK Spark Plug Co., Ltd.	165,543
Automobiles — 1.0%
440	Hyundai Motor Co.	98,616
9,000	Isuzu Motors, Ltd.	55,903
		154,519
Beverages — 2.5%
1,190	PepsiCo, Inc.	98,699
1,235	Pernod-Ricard S.A.	140,682
2,828	SABMiller PLC	145,200
		384,581
Biotechnology — 4.3%
715	Alexion Pharmaceuticals, Inc.*	95,138
1,346	Alkermes PLC*	54,728
716	Celgene Corp.*	120,975
1,987	Gilead Sciences, Inc.*	149,323
1,403	Medivation, Inc.*	89,540
2,381	NPS Pharmaceuticals, Inc.*	72,287
6,350	Swedish Orphan Biovitrum A.B.*	65,921
		647,912
Capital Markets — 2.5%
2,990	Deutsche Bank A.G.	142,619
1,337	T. Rowe Price Group, Inc.	112,001
6,847	UBS A.G.	129,907
		384,527
Chemicals — 2.1%
16,603	Alent PLC	97,589
1,170	LyondellBasell Industries N.V. - Class A	93,927
1,131	Monsanto Co.	131,818
		323,334
Commercial Banks — 5.6%
1,930	BNP Paribas S.A.	150,399
131,000	China Construction Bank Corp.	98,833
15,084	HSBC Holdings PLC	165,433
1,886	Qatar National Bank SAQ*	89,089
9,908	Sberbank of Russia (ADR)	124,643
29,900	Seven Bank, Ltd.	116,715
2,370	U.S. Bancorp	95,748
		840,860
Commercial Services & Supplies — 0.4%
1,589	Tyco International, Ltd. (U.S. Shares)	65,213
Communications Equipment — 1.6%
2,922	CommScope Holding Co., Inc.*	55,284
993	Motorola Solutions, Inc.	67,028
9,590	Telefonaktiebolaget L.M. Ericsson - Class B	117,080
		239,392
Computers & Peripherals — 1.6%
423	Apple, Inc.	237,350
Consumer Finance — 0.7%
1,188	American Express Co.	107,787
Containers & Packaging — 0.8%
2,601	Crown Holdings, Inc.*	115,927
Diversified Financial Services — 2.9%
2,531	Citigroup, Inc.	131,890
7,536	ING Groep N.V.*	104,701
316	IntercontinentalExchange Group, Inc.	71,075
2,335	JPMorgan Chase & Co.	136,551
		444,217
Electrical Equipment — 0.7%
2,703	Sensata Technologies Holding N.V.*	104,795
Electronic Equipment, Instruments & Components — 2.5%
993	Amphenol Corp. - Class A	88,556
500	Keyence Corp.	213,695
1,445	TE Connectivity, Ltd. (U.S. Shares)	79,634
		381,885
Energy Equipment & Services — 2.7%
474	Core Laboratories N.V.	90,510
1,005	Helmerich & Payne, Inc.	84,501
1,410	National Oilwell Varco, Inc.	112,137
6,344	Petrofac, Ltd.	128,567
		415,715
Food & Staples Retailing — 1.6%
624	Costco Wholesale Corp.	74,262
2,160	Shoprite Holdings, Ltd.	33,899
2,232	Whole Foods Market, Inc.	129,076
		237,237
Food Products — 1.9%
1,528	Hershey Co.	148,567
1,960	Nestle S.A.	143,517
		292,084
Health Care Equipment & Supplies — 0.5%
2,052	Abbott Laboratories	78,653
Health Care Providers & Services — 2.2%
1,299	Aetna, Inc.	89,098
1,862	Express Scripts Holding Co.*	130,787
1,786	Omnicare, Inc.	107,803
		327,688
Hotels, Restaurants & Leisure — 0.5%
25,775	Bwin.Party Digital Entertainment PLC	52,534
14,000	Shangri-La Asia, Ltd.	27,300
		79,834
Household Products — 1.1%
2,547	Colgate-Palmolive Co.**	166,090
Industrial Conglomerates — 1.0%
1,224	Danaher Corp.	94,493
94,000	Shun Tak Holdings, Ltd.	55,280
		149,773
Information Technology Services — 2.6%
2,996	Amdocs, Ltd. (U.S. Shares)	123,555
175	MasterCard, Inc. - Class A	146,205
628	Teradata Corp.*	28,568
450	Visa, Inc. - Class A	100,206
		398,534
Insurance — 2.7%
52,200	AIA Group, Ltd.	261,875
6,913	Prudential PLC	153,376
		415,251
Internet & Catalog Retail — 1.7%
198	Amazon.com, Inc.*	78,961
66	priceline.com, Inc.*	76,718
6,600	Rakuten, Inc.	98,038
		253,717
Internet Software & Services — 2.4%
1,662	eBay, Inc.*	91,227
183	Google, Inc. - Class A*,**	205,090
2,083	Youku Tudou, Inc. (ADR)*	63,115
		359,432
Leisure Equipment & Products — 0.5%
1,533	Mattel, Inc.	72,940
Machinery — 0.9%
831	Dover Corp.	80,225
1,130	Vallourec S.A.	61,555
		141,780
Marine — 2.2%
24	A.P. Moeller - Maersk A/S - Class B	260,485
506	Kuehne + Nagel International A.G.	66,441
		326,926
Media — 3.5%
1,199	CBS Corp. - Class B	76,424
2,160	Comcast Corp. - Class A	112,244
371	Liberty Global PLC*	31,283
787	Liberty Global PLC - Class A*	70,035
327	Time Warner Cable, Inc.	44,309
3,324	Twenty-First Century Fox, Inc.	116,938
1,075	Walt Disney Co.	82,130
		533,363
Metals & Mining — 0.6%
3,691	ThyssenKrupp A.G.	89,818
Oil, Gas & Consumable Fuels — 8.4%
1,502	Anadarko Petroleum Corp.	119,139
3,069	Cobalt International Energy, Inc.*	50,485
929	EOG Resources, Inc.	155,923
2,962	Genel Energy PLC*	52,720
3,505	Koninklijke Vopak N.V.	205,008
2,029	Noble Energy, Inc.	138,195
15,799	Ophir Energy PLC*	85,748
1,820	Phillips 66	140,376
2,247	Royal Dutch Shell PLC (ADR)	160,144
5,622	Tullow Oil PLC	79,587
1,697	Valero Energy Corp.	85,529
		1,272,854
Pharmaceuticals — 5.0%
1,982	AstraZeneca PLC	117,302
1,489	Endo Health Solutions, Inc.*	100,448
683	Jazz Pharmaceuticals PLC*	86,440
477	Roche Holding A.G.	133,290
2,182	Shire PLC	103,036
851	Valeant Pharmaceuticals International, Inc.	99,851
3,352	Zoetis, Inc.	109,577
		749,944
Professional Services — 0.6%
1,384	Verisk Analytics, Inc. - Class A*	90,956
Real Estate Investment Trusts (REITs) — 1.7%
1,197	American Tower Corp.	95,545
3,487	Lexington Realty Trust	35,602
504	Simon Property Group, Inc.	76,689
801	Ventas, Inc.	45,881
		253,717
Real Estate Management & Development — 2.2%
2,675	Brookfield Asset Management, Inc. - Class A (U.S. Shares)	103,870
1,044	Jones Lang LaSalle, Inc.	106,895
4,000	Mitsubishi Estate Co., Ltd.	119,480
		330,245
Road & Rail — 2.5%
2,162	Canadian Pacific Railway, Ltd.	327,018
445	Kansas City Southern	55,104
		382,122
Semiconductor & Semiconductor Equipment — 2.5%
6,091	ARM Holdings PLC	110,833
8,900	Atmel Corp.*	69,687
6,073	ON Semiconductor Corp.*	50,042
33	Samsung Electronics Co., Ltd.	42,907
28,000	Taiwan Semiconductor Manufacturing Co., Ltd.	99,128
		372,597
Software — 2.1%
560	ANSYS, Inc.*	48,832
508	Intuit, Inc.	38,771
2,800	Nexon Co., Ltd.	25,849
500	Nintendo Co., Ltd.	66,530
1,678	Oracle Corp.	64,200
954	Solera Holdings, Inc.	67,505
		311,687
Specialty Retail — 2.0%
27,600	Chow Tai Fook Jewellery Group, Ltd.	41,147
1,628	Lowe's Cos., Inc.	80,667
825	PetSmart, Inc.	60,019
778	Tiffany & Co.	72,183
717	Williams-Sonoma, Inc.	41,787
		295,803
Textiles, Apparel & Luxury Goods — 1.8%
505	Cie Financiere Richemont S.A.	50,285
1,062	NIKE, Inc. - Class B	83,515
6,800	Prada SpA	60,511
23,400	Samsonite International S.A.	71,220
		265,531
Tobacco — 2.0%
4,335	Imperial Tobacco Group PLC	167,810
4,200	Japan Tobacco, Inc.	136,423
		304,233
Wireless Telecommunication Services — 1.3%
2,635	T-Mobile U.S., Inc.	88,641
69,000	Tower Bersama Infrastructure Tbk PT	32,911
18,621	Vodafone Group PLC	73,070
		194,622
Total Common Stock (cost $11,794,392)		14,138,724
Preferred Stock — 0.8%
Automobiles — 0.8%
416	Volkswagen A.G. (cost $107,795)	116,824
U.S. Treasury Notes/Bonds — 0.2%
U.S. Treasury Notes/Bonds:
$ 15,000	0.8750%, 11/30/16	15,048
15,000	1.3750%, 11/30/18	14,775
Total U.S. Treasury Notes/Bonds (cost $29,918)		29,823
Money Market — 5.5%
829,328	Janus Cash Liquidity Fund LLC, 0%£ (cost $829,328)	829,328
Capital Protection Agreement — 0%
1	Janus Protected Series - Global with BNP Paribas Prime Brokerage, Inc.§ exercise price at 12/31/13 $9.62 - $9.82 (cost $0)	0
Total Investments (total cost $12,761,433) – 100%		$ 15,114,699

Summary of Investments by Country – (Long Positions)

December 31, 2013(unaudited)

Country	Value	% of Investment Securities
Canada	$530,739	3.5%
China	161,948	1.1%
Denmark	260,485	1.7%
France	352,636	2.3%
Germany	349,261	2.3%
Hong Kong	385,602	2.6%
Indonesia	32,911	0.2%
Italy	60,511	0.4%
Japan	998,176	6.6%
Netherlands	309,709	2.1%
Qatar	89,089	0.6%
Russia	124,643	0.8%
South Africa	33,899	0.2%
South Korea	141,523	0.9%
Sweden	183,001	1.2%
Switzerland	641,960	4.2%
Taiwan	99,128	0.7%
Turkey	52,720	0.4%
United Kingdom	1,640,229	10.9%
United States††	8,666,529	57.3%
Total	$15,114,699	100.0%

†† Includes Cash Equivalents of 5.5%.

Schedule of Purchased Options – Zero Strike Calls	Premium to be Paid	Value	Unrealized (Depreciation)
BNP IVIX Index expires March 2014 39,865 contracts exercise price $0.00	$(150,183)	$128,692	$(21,491)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
BNP IVIX Index	A volatility strategy index sponsored by BNP Paribas.
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Protected Series - Global	$319,106

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Protected Series – Global
Capital Protection Agreement	12/15/11	$0	$0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Protected Series - Global
Janus Cash Liquidity Fund LLC	2,169,116	$ 2,169,116	(1,762,000)	$(1,762,000)	$ -	$ 109	$829,328

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$14,138,724	$—	$—

Preferred Stock	—	116,824	—

U.S. Treasury Notes/Bonds	—	29,823	—

Money Market	—	829,328	—

Total Investments in Securities	$14,138,724	$975,975	$—

Other Financial Instruments(a) - Assets:
Capital Protection Agreement	$—	$—	$0

Other Financial Instruments(a) – Liabilities:
Purchased Options – Zero Strike Calls	$—	$21,491	$—

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written option, zero strike option, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Protected Series - Growth

Schedule of Investments (unaudited)

Shares/Principal/Contract Amounts		Value
Common Stock — 92.0%
Aerospace & Defense — 1.8%
5,074	Precision Castparts Corp.	$ 1,366,428
Air Freight & Logistics — 0.3%
1,584	FedEx Corp.	227,732
Beverages — 4.2%
20,806	Diageo PLC	688,975
9,134	Pernod-Ricard S.A.	1,040,479
29,305	SABMiller PLC	1,504,624
		3,234,078
Biotechnology — 8.5%
4,537	Alexion Pharmaceuticals, Inc.*	603,693
2,457	Biogen Idec, Inc.*	687,346
7,837	Celgene Corp.*	1,324,139
28,691	Gilead Sciences, Inc.*	2,156,129
10,222	Medivation, Inc.*	652,368
7,461	Perrigo Co. PLC	1,144,965
		6,568,640
Chemicals — 2.2%
14,790	Monsanto Co.	1,723,774
Commercial Services & Supplies — 1.0%
17,938	Tyco International, Ltd. (U.S. Shares)	736,176
Communications Equipment — 1.1%
8,483	Motorola Solutions, Inc.	572,602
24,007	Telefonaktiebolaget L.M. Ericsson - Class B	293,092
		865,694
Computers & Peripherals — 4.5%
6,270	Apple, Inc.	3,518,160
Containers & Packaging — 1.5%
22,341	Ball Corp.	1,154,136
Electrical Equipment — 1.9%
37,970	Sensata Technologies Holding N.V.*	1,472,097
Electronic Equipment, Instruments & Components — 2.9%
15,108	Amphenol Corp. - Class A	1,347,331
16,108	TE Connectivity, Ltd. (U.S. Shares)	887,712
		2,235,043
Energy Equipment & Services — 1.1%
9,002	Dresser-Rand Group, Inc.*	536,789
3,654	Helmerich & Payne, Inc.	307,229
		844,018
Food & Staples Retailing — 2.6%
7,618	Costco Wholesale Corp.	906,618
18,772	Whole Foods Market, Inc.	1,085,585
		1,992,203
Health Care Providers & Services — 2.2%
8,129	Aetna, Inc.	557,568
16,823	Express Scripts Holding Co.*	1,181,648
		1,739,216
Health Care Technology — 0.5%
2,914	athenahealth, Inc.*	391,933
Hotels, Restaurants & Leisure — 1.8%
11,744	Dunkin' Brands Group, Inc.	566,061
10,915	Starbucks Corp.	855,627
		1,421,688
Household Products — 1.3%
15,616	Colgate-Palmolive Co.	1,018,319
Industrial Conglomerates — 1.6%
16,003	Danaher Corp.	1,235,432
Information Technology Services — 5.4%
14,543	Amdocs, Ltd. (U.S. Shares)	599,753
1,735	MasterCard, Inc. - Class A	1,449,523
19,948	Teradata Corp.*	907,435
5,497	Visa, Inc. - Class A	1,224,072
		4,180,783
Insurance — 0.5%
75,600	AIA Group, Ltd.	379,267
Internet & Catalog Retail — 1.1%
5,005	Ctrip.com International, Ltd. (ADR)*	248,348
254	priceline.com, Inc.*	295,250
23,300	Rakuten, Inc.	346,103
		889,701
Internet Software & Services — 6.0%
18,935	eBay, Inc.*	1,039,342
3,111	Google, Inc. - Class A*	3,486,529
2,435	Twitter, Inc.*	154,988
		4,680,859
Leisure Equipment & Products — 0.8%
13,454	Mattel, Inc.	640,141
Machinery — 0.8%
9,143	Colfax Corp.*	582,318
Media — 3.2%
8,011	CBS Corp. - Class B	510,621
37,675	Twenty-First Century Fox, Inc.	1,325,407
8,006	Walt Disney Co.	611,658
		2,447,686
Oil, Gas & Consumable Fuels — 3.5%
3,999	Antero Resources Corp.*	253,697
3,443	EOG Resources, Inc.	577,873
31,576	Kinder Morgan, Inc.	1,136,736
11,148	Noble Energy, Inc.	759,290
		2,727,596
Pharmaceuticals — 3.6%
16,405	AbbVie, Inc.	866,348
3,278	Endo Health Solutions, Inc.*	221,134
7,255	Shire PLC	342,588
5,838	Valeant Pharmaceuticals International, Inc. (U.S. Shares)	685,381
20,370	Zoetis, Inc.	665,895
		2,781,346
Professional Services — 0.9%
10,568	Verisk Analytics, Inc. - Class A*	694,529
Real Estate Investment Trusts (REITs) — 1.3%
9,392	American Tower Corp.	749,670
4,973	Ventas, Inc.	284,853
		1,034,523
Real Estate Management & Development — 0.4%
11,351	CBRE Group, Inc. - Class A*	298,531
Road & Rail — 4.1%
12,267	Canadian Pacific Railway, Ltd.	1,855,469
7,918	Union Pacific Corp.	1,330,224
		3,185,693
Semiconductor & Semiconductor Equipment — 2.0%
39,537	ARM Holdings PLC	719,426
43,797	Atmel Corp.*	342,931
28,676	Taiwan Semiconductor Manufacturing Co., Ltd. (ADR)	500,109
		1,562,466
Software — 6.3%
7,779	ANSYS, Inc.*	678,329
84,402	Cadence Design Systems, Inc.*	1,183,316
18,794	Informatica Corp.*	779,951
19,495	Intuit, Inc.	1,487,858
11,897	Oracle Corp.	455,179
5,645	Salesforce.com, Inc.*	311,548
		4,896,181
Specialty Retail — 7.3%
833	AutoZone, Inc.*	398,124
22,069	L Brands, Inc.	1,364,968
9,596	PetSmart, Inc.	698,109
36,608	Sally Beauty Holdings, Inc.*	1,106,660
20,287	TJX Cos., Inc.	1,292,890
6,059	Ulta Salon, Cosmetics & Fragrance, Inc.	584,815
3,820	Williams-Sonoma, Inc.	222,629
		5,668,195
Textiles, Apparel & Luxury Goods — 1.1%
10,960	NIKE, Inc. - Class B	861,894
Trading Companies & Distributors — 1.9%
5,640	W.W. Grainger, Inc.	1,440,569
Wireless Telecommunication Services — 0.8%
18,877	T-Mobile U.S., Inc.	635,022
Total Common Stock (cost $58,699,919)		71,332,067
Purchased Option - Call — 0.3%
845	SPDR S&P 500 Trust (ETF) expires February 2014 exercise price $185.00 (premiums paid $170,690)	262,580
U.S. Treasury Notes/Bonds — 3.6%
U.S. Treasury Notes/Bonds:
$ 1,250,000	1.0000%, 9/30/16	1,260,742
1,520,000	0.8750%, 11/30/16	1,524,869
Total U.S. Treasury Notes/Bonds (cost $2,775,470)		2,785,611
Money Market — 4.1%
3,205,693	Janus Cash Liquidity Fund LLC, 0%£ (cost $3,205,693)	3,205,693
Capital Protection Agreement — 0%
1	Janus Protected Series - Growth with BNP Paribas Prime Brokerage, Inc.§ exercise price at 12/31/13 $8.13 (cost $0)	0
Total Investments (total cost $64,851,772) – 100%		$ 77,585,951

Summary of Investments by Country – (Long Positions)

December 31, 2013(unaudited)

Country	Value	% of Investment Securities
Canada	$2,540,850	3.3%
China	248,348	0.3%
France	1,040,479	1.3%
Hong Kong	379,267	0.5%
Japan	346,103	0.5%
Sweden	293,092	0.4%
Taiwan	500,109	0.6%
United Kingdom	3,255,613	4.2%
United States††	68,982,090	88.9%
Total	$77,585,951	100.0%

†† Includes Cash Equivalents of 4.1%.

Schedule of Purchased Options – Zero Strike Calls	Premium to be Paid	Value	Unrealized (Depreciation)
BNP IVIX Index expires January 2014 117,084 contracts exercise price $0.00	$(449,123)	$377,959	$(71,164)

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
BNP IVIX Index	A volatility strategy index sponsored by BNP Paribas.
ETF	Exchange-Traded Fund
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
SPDR	Standard & Poor's Depositary Receipt
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

Cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Protected Series – Growth	$20,000

* Non-income-producing security.

§ Schedule of Restricted and Illiquid Securities (as of December 31, 2013)

	Acquisition Date	Acquisition Cost	Value	Value as a % of Investment Securities
Janus Protected Series – Growth
Capital Protection Agreement	5/4/11	$0	$0	0.0%

The Fund has registration rights for certain restricted securities held as of December 31, 2013. The issuer incurs all registration costs.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Protected Series - Growth
Janus Cash Liquidity Fund LLC	4,765,145	$ 4,765,145	(21,013,000)	$(21,013,000)	$ -	$ 2,347	$ 3,205,693

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$71,332,067	$—	$—

Purchased Option	—	262,580	—

U.S. Treasury Notes/Bonds	—	2,785,611	—

Money Market	—	3,205,693	—

Total Investments in Securities	$71,332,067	$6,253,884	$—

Other Financial Instruments(a) - Assets:
Capital Protection Agreement	$—	$—	$0

Other Financial Instruments(a) – Liabilities:
Purchased Options – Zero Strike Calls	$—	$71,164	$—

(a) Other financial instruments include the capital protection agreement, futures, forward currency, written option, zero strike option, and swap contracts. Forward currency contracts, zero strike options, and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date. The capital protection agreement is reported at its market value at measurement date.

Janus Research Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 98.4%
Aerospace & Defense — 1.3%
207,072	Precision Castparts Corp.	$ 55,764,490
Air Freight & Logistics — 1.3%
374,567	FedEx Corp.	53,851,498
Airlines — 1.3%
1,431,201	United Continental Holdings, Inc.*	54,142,334
Beverages — 2.7%
578,538	Brown-Forman Corp. - Class B	43,720,117
362,473	Monster Beverage Corp.*	24,564,795
530,965	PepsiCo, Inc.	44,038,237
		112,323,149
Biotechnology — 5.0%
309,588	Alexion Pharmaceuticals, Inc.*	41,193,779
279,115	Celgene Corp.*	47,159,271
817,313	Gilead Sciences, Inc.*	61,421,072
460,774	Medivation, Inc.*	29,406,597
895,537	NPS Pharmaceuticals, Inc.*	27,188,503
		206,369,222
Capital Markets — 1.7%
656,523	Blackstone Group L.P.	20,680,475
727,506	E*TRADE Financial Corp.*	14,288,218
394,114	LPL Financial Holdings, Inc.	18,535,181
206,444	T. Rowe Price Group, Inc.	17,293,814
		70,797,688
Chemicals — 3.1%
586,704	LyondellBasell Industries N.V. - Class A	47,100,597
545,310	Monsanto Co.	63,555,880
86,172	PPG Industries, Inc.	16,343,382
		126,999,859
Commercial Banks — 0.7%
366,039	PacWest Bancorp	15,454,167
347,065	U.S. Bancorp	14,021,426
		29,475,593
Commercial Services & Supplies — 0.8%
781,934	Tyco International, Ltd. (U.S. Shares)	32,090,571
Communications Equipment — 3.1%
1,573,559	CommScope Holding Co., Inc.*	29,771,736
788,786	Motorola Solutions, Inc.	53,243,055
579,316	QUALCOMM, Inc.	43,014,213
		126,029,004
Computers & Peripherals — 4.3%
312,379	Apple, Inc.**	175,278,981
Consumer Finance — 0.6%
273,077	American Express Co.	24,776,276
Containers & Packaging — 1.3%
1,204,514	Crown Holdings, Inc.*	53,685,189
Diversified Financial Services — 0.7%
61,845	IntercontinentalExchange Group, Inc.	13,910,177
249,739	JPMorgan Chase & Co.	14,604,737
		28,514,914
Electric Utilities — 0.4%
430,906	Brookfield Infrastructure Partners L.P.	16,900,133
Electrical Equipment — 1.8%
217,501	Roper Industries, Inc.	30,163,039
1,169,117	Sensata Technologies Holding N.V.*	45,326,666
		75,489,705
Electronic Equipment, Instruments & Components — 3.3%
508,632	Amphenol Corp. - Class A	45,359,801
791,244	National Instruments Corp.	25,335,633
1,160,681	TE Connectivity, Ltd. (U.S. Shares)	63,965,130
		134,660,564
Energy Equipment & Services — 1.3%
65,771	Core Laboratories N.V.	12,558,972
191,658	Helmerich & Payne, Inc.	16,114,605
293,993	National Oilwell Varco, Inc.	23,381,263
		52,054,840
Food & Staples Retailing — 2.6%
546,611	Costco Wholesale Corp.	65,052,175
702,984	Whole Foods Market, Inc.	40,653,565
		105,705,740
Food Products — 1.5%
646,262	Hershey Co.	62,836,054
Health Care Equipment & Supplies — 0.8%
858,432	Abbott Laboratories	32,903,698
Health Care Providers & Services — 3.1%
535,298	Aetna, Inc.	36,716,090
910,217	Express Scripts Holding Co.*	63,933,642
450,787	Omnicare, Inc.	27,209,503
		127,859,235
Health Care Technology — 0.4%
123,664	athenahealth, Inc.*	16,632,808
Hotels, Restaurants & Leisure — 2.6%
236,478	Dunkin' Brands Group, Inc.	11,398,240
404,552	Marriott International, Inc. - Class A	19,968,687
1,239,908	MGM Resorts International*	29,162,636
234,190	Six Flags Entertainment Corp.	8,622,876
473,655	Starbucks Corp.	37,129,815
		106,282,254
Household Products — 3.2%
1,173,960	Colgate-Palmolive Co.	76,553,931
515,878	Kimberly-Clark Corp.	53,888,616
		130,442,547
Industrial Conglomerates — 1.3%
697,994	Danaher Corp.	53,885,137
Information Technology Services — 4.1%
926,941	Amdocs, Ltd. (U.S. Shares)	38,227,047
57,762	MasterCard, Inc. - Class A	48,257,840
721,996	Teradata Corp.*	32,843,598
213,667	Visa, Inc. - Class A	47,579,368
		166,907,853
Internet & Catalog Retail — 2.2%
121,472	Amazon.com, Inc.*	48,441,819
37,075	priceline.com, Inc.*	43,095,980
		91,537,799
Internet Software & Services — 5.3%
962,838	eBay, Inc.*	52,850,178
141,704	Google, Inc. - Class A*	158,809,090
90,876	Twitter, Inc.*	5,784,257
		217,443,525
Leisure Equipment & Products — 0.9%
805,315	Mattel, Inc.	38,316,888
Machinery — 1.8%
515,094	Colfax Corp.*	32,806,337
411,569	Dover Corp.	39,732,871
		72,539,208
Media — 5.8%
652,124	CBS Corp. - Class B	41,566,384
1,106,580	Comcast Corp. - Class A	57,503,430
166,569	Time Warner Cable, Inc.	22,570,099
1,842,816	Twenty-First Century Fox, Inc.	64,830,267
669,433	Walt Disney Co.	51,144,681
		237,614,861
Oil, Gas & Consumable Fuels — 3.3%
187,470	Anadarko Petroleum Corp.	14,870,120
477,866	Cobalt International Energy, Inc.*	7,860,896
362,196	Enterprise Products Partners L.P.	24,013,595
159,744	EOG Resources, Inc.	26,811,433
376,429	Noble Energy, Inc.	25,638,579
247,761	Phillips 66	19,109,806
337,799	Valero Energy Corp.	17,025,070
		135,329,499
Pharmaceuticals — 3.2%
268,924	Allergan, Inc.	29,872,078
372,132	Endo Health Solutions, Inc.*	25,104,025
311,927	Jazz Pharmaceuticals PLC*	39,477,481
1,170,999	Zoetis, Inc.	38,279,957
		132,733,541
Real Estate Investment Trusts (REITs) — 2.0%
643,294	American Tower Corp.	51,347,727
648,572	Lexington Realty Trust	6,621,920
89,802	Simon Property Group, Inc.	13,664,272
162,357	Ventas, Inc.	9,299,809
		80,933,728
Real Estate Management & Development — 0.4%
180,212	Jones Lang LaSalle, Inc.	18,451,907
Road & Rail — 1.9%
183,555	Kansas City Southern	22,729,616
335,108	Union Pacific Corp.	56,298,144
		79,027,760
Semiconductor & Semiconductor Equipment — 2.1%
3,629,384	Atmel Corp.*	28,418,076
249,356	KLA-Tencor Corp.	16,073,488
1,561,609	ON Semiconductor Corp.*	12,867,658
605,414	Xilinx, Inc.	27,800,611
		85,159,833
Software — 5.5%
338,549	ANSYS, Inc.*	29,521,473
1,700,130	Cadence Design Systems, Inc.*	23,835,822
486,887	Informatica Corp.*	20,205,810
560,993	Intuit, Inc.	42,814,986
2,058,792	Oracle Corp.	78,769,382
429,326	Solera Holdings, Inc.	30,379,108
		225,526,581
Specialty Retail — 5.7%
77,254	AutoZone, Inc.*	36,922,777
615,876	L Brands, Inc.	38,091,931
570,609	Lowe's Cos., Inc.	28,273,676
359,322	PetSmart, Inc.	26,140,675
230,557	Tiffany & Co.	21,391,078
623,131	TJX Cos., Inc.	39,712,139
336,123	Tractor Supply Co.	26,076,422
317,684	Williams-Sonoma, Inc.	18,514,624
		235,123,322
Textiles, Apparel & Luxury Goods — 1.3%
166,118	Carter's, Inc.	11,925,611
548,096	NIKE, Inc. - Class B	43,102,270
		55,027,881
Tobacco — 1.0%
463,602	Philip Morris International, Inc.	40,393,642
Trading Companies & Distributors — 0.7%
596,029	Fastenal Co.	28,317,338
Wireless Telecommunication Services — 1.0%
1,281,117	T-Mobile U.S., Inc.	43,096,776
Total Common Stock (cost $2,739,036,064)		4,049,233,425
Money Market — 1.6%
64,516,000	Janus Cash Liquidity Fund LLC, 0%£ (cost $64,516,000)	64,516,000
Total Investments (total cost $2,803,552,064) – 100%		$ 4,113,749,425

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
United States††	$4,113,749,425	100.0%
Total	$4,113,749,425	100.0%
†	† Includes Cash Equivalents of 1.6%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
U.S. Shares	Securities of foreign companies trading on an American stock exchange
*	Non-income producing security

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Research Fund	$56,111,000

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund's relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales
	Shares	Cost	Shares	Cost	Realized Gain/(Loss)	Dividend Income	Value at 12/31/13
Janus Research Fund
Janus Cash Liquidity Fund LLC	178,667,227	$178,667,227	(160,477,227)	$(160,477,227)	$-	$5,640	$64,516,000

The following is a summary of inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013 )	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$4,049,233,425	$—	$—

Money Market	—	64,516,000	—

Total Investments in Securities	$4,049,233,425	$64,516,000	$—

Janus Triton Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 96.1%
Aerospace & Defense — 2.9%
2,531,688	HEICO Corp. - Class A£	$106,634,699
426,516	TransDigm Group, Inc.	68,677,606
		175,312,305
Air Freight & Logistics — 1.1%
1,489,363	Expeditors International of Washington, Inc.	65,904,313
Biotechnology — 5.5%
1,114,204	Alkermes PLC*	45,303,535
310,094	BioMarin Pharmaceutical, Inc.*	21,790,305
1,230,153	Incyte Corp., Ltd.*	62,282,646
2,488,696	Ironwood Pharmaceuticals, Inc.*	28,893,761
641,618	Medivation, Inc.*	40,948,061
1,343,152	NPS Pharmaceuticals, Inc.*	40,778,095
276,571	Pharmacyclics, Inc.*	29,255,680
3,053,665	Swedish Orphan Biovitrum A.B.*	31,700,670
511,955	Synageva BioPharma Corp.*	33,133,728
		334,086,481
Capital Markets — 2.8%
1,290,022	Eaton Vance Corp.	55,200,041
751,124	Financial Engines, Inc.	52,188,096
1,367,766	LPL Financial Holdings, Inc.	64,326,035
		171,714,172
Chemicals — 1.2%
1,470,666	Sensient Technologies Corp.	71,356,714
Commercial Banks — 1.6%
782,074	PacWest Bancorp	33,019,164
587,361	SVB Financial Group*	61,590,675
		94,609,839
Commercial Services & Supplies — 2.4%
1,226,597	Clean Harbors, Inc.*	73,546,756
2,034,477	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	46,650,557
925,216	Rollins, Inc.	28,024,793
		148,222,106
Computers & Peripherals — 1.0%
462,134	Stratasys, Ltd.*	62,249,450
Containers & Packaging — 1.0%
1,388,883	Crown Holdings, Inc.*	61,902,515
Diversified Financial Services — 1.7%
682,526	MarketAxess Holdings, Inc.	45,640,513
1,379,126	MSCI, Inc.*	60,295,389
		105,935,902
Electrical Equipment — 4.6%
8,108,280	GrafTech International, Ltd.*,£	91,055,985
1,851,850	Polypore International, Inc.*	72,036,965
3,048,451	Sensata Technologies Holding N.V.*	118,188,445
		281,281,395
Electronic Equipment, Instruments & Components — 3.4%
383,523	Belden, Inc.	27,019,195
660,043	DTS, Inc.*,£	15,827,831
899,535	Measurement Specialties, Inc.*,£	54,592,779
954,392	National Instruments Corp.	30,559,632
2,204,414	Trimble Navigation, Ltd.*	76,493,166
		204,492,603
Energy Equipment & Services — 4.0%
346,875	Core Laboratories N.V.	66,235,781
1,943,001	Dresser-Rand Group, Inc.*	115,861,150
575,842	Dril-Quip, Inc.*	63,302,311
		245,399,242
Food & Staples Retailing — 0.5%
473,627	Casey's General Stores, Inc.	33,272,297
Food Products — 0.3%
834,752	WhiteWave Foods Co. - Class A*	19,149,211
Health Care Equipment & Supplies — 4.7%
3,200,987	Endologix, Inc.*,£	55,825,213
404,790	IDEXX Laboratories, Inc.*	43,057,512
2,122,779	Masimo Corp.	62,048,830
1,290,976	Quidel Corp.*	39,878,249
678,549	Varian Medical Systems, Inc.*	52,716,472
1,346,520	Volcano Corp.*	29,421,462
		282,947,738
Health Care Providers & Services — 0.7%
470,098	Premier, Inc. - Class A*	17,280,802
537,330	Team Health Holdings, Inc.*	24,475,382
		41,756,184
Health Care Technology — 1.3%
498,978	athenahealth, Inc.*	67,112,541
533,040	HMS Holdings Corp.*	12,115,999
		79,228,540
Hotels, Restaurants & Leisure — 2.0%
651,577	Dunkin' Brands Group, Inc.	31,406,011
427,693	Extended Stay America, Inc.*	11,231,218
976,689	Six Flags Entertainment Corp.	35,961,689
4,647,269	Wendy's Co.	40,524,186
		119,123,104
Household Durables — 0.8%
428,744	SodaStream International, Ltd.*	21,282,852
256,809	Tupperware Brands Corp.	24,276,155
		45,559,007
Information Technology Services — 5.7%
2,624,855	Broadridge Financial Solutions, Inc.	103,734,270
1,672,047	Euronet Worldwide, Inc.*	80,007,449
960,623	Gartner, Inc.*	68,252,264
1,590,458	Jack Henry & Associates, Inc.	94,171,018
		346,165,001
Internet Software & Services — 2.0%
339,127	ChannelAdvisor Corp.*	14,144,987
451,358	Chegg, Inc.*	3,841,057
221,317	CoStar Group, Inc.*	40,850,692
1,134,013	VistaPrint N.V. (U.S. Shares)*	64,468,639
		123,305,375
Leisure Equipment & Products — 1.1%
470,637	Polaris Industries, Inc.	68,543,573
Life Sciences Tools & Services — 1.6%
141,998	Mettler-Toledo International, Inc.*	34,447,295
637,642	Techne Corp.	60,365,568
		94,812,863
Machinery — 6.3%
845,299	Colfax Corp.*	53,837,093
1,975,884	Kennametal, Inc.	102,884,280
717,010	Nordson Corp.	53,273,843
895,445	Tennant Co.£	60,720,126
1,475,722	Wabtec Corp.	109,601,873
		380,317,215
Media — 1.3%
3,887,562	National CineMedia, Inc.£	77,595,738
Metals & Mining — 0.9%
691,486	Reliance Steel & Aluminum Co.	52,442,298
Oil, Gas & Consumable Fuels — 1.4%
1,061,467	DCP Midstream Partners L.P.	53,444,863
374,647	Targa Resources Corp.	33,032,626
29,406	World Fuel Services Corp.	1,269,163
		87,746,652
Pharmaceuticals — 1.3%
1,199,136	Endo Health Solutions, Inc.*	80,893,715
Professional Services — 0.7%
570,936	Corporate Executive Board Co.	44,207,574
Real Estate Management & Development — 1.2%
889,920	AMC Entertainment Holdings, Inc.*	18,287,856
510,444	Jones Lang LaSalle, Inc.	52,264,361
		70,552,217
Road & Rail — 2.4%
466,827	Genesee & Wyoming, Inc. - Class A*	44,838,733
941,014	Landstar System, Inc.	54,061,254
917,289	Old Dominion Freight Line, Inc.*	48,634,663
		147,534,650
Semiconductor & Semiconductor Equipment — 1.7%
8,623,684	Atmel Corp.*	67,523,446
4,265,260	ON Semiconductor Corp.*	35,145,742
		102,669,188
Software — 11.0%
1,134,068	Advent Software, Inc.	39,681,039
3,127,672	Blackbaud, Inc.£	117,756,851
5,721,666	Cadence Design Systems, Inc.*	80,217,757
523,677	Guidewire Software, Inc.*	25,696,831
2,188,566	Informatica Corp.*	90,825,489
3,150,248	RealPage, Inc.*	73,652,798
1,307,178	Solera Holdings, Inc.	92,495,915
3,305,541	SS&C Technologies Holdings, Inc.*	146,303,245
		666,629,925
Specialty Retail — 4.7%
1,371,373	Hibbett Sports, Inc.*,£	92,169,979
729,525	Monro Muffler Brake, Inc.	41,116,029
3,698,348	Sally Beauty Holdings, Inc.*	111,801,060
434,852	Ulta Salon, Cosmetics & Fragrance, Inc.	41,971,915
		287,058,983
Textiles, Apparel & Luxury Goods — 6.1%
1,708,509	Carter's, Inc.	122,653,861
1,475,406	Gildan Activewear, Inc.	78,653,894
4,213,328	Quiksilver, Inc.*	36,950,886
3,925,084	Wolverine World Wide, Inc.	133,295,853
		371,554,494
Trading Companies & Distributors — 2.3%
783,989	MSC Industrial Direct Co., Inc. - Class A	63,401,191
825,519	WESCO International, Inc.*	75,180,015
		138,581,206
Wireless Telecommunication Services — 0.9%
631,915	SBA Communications Corp. - Class A*	56,771,244
Total Common Stock (cost $4,061,180,308)		5,840,885,029
Money Market — 3.9%
237,227,039	Janus Cash Liquidity Fund LLC, 0%£ (cost $237,227,039)	237,227,039
Total Investments (total cost $4,298,407,347) – 100%		$6,078,112,068

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$125,304,451	2.1%
Sweden	31,700,670	0.5%
United States††	5,921,106,947	97.4%
Total	$6,078,112,068	100.0%

†† Includes Cash Equivalents of 3.9%.

Total Return Swaps outstanding as of December 31, 2013 (unaudited)

Counterparty	Notional Amount	Return Paid by the Fund	Return Received by the Fund	Termination Date	Unrealized Appreciation
JPMorgan Chase Bank	$81,550,967	1 month USD LIBOR plus 10 basis points	Russell 2500 GrowthTM Index	2/5/14	$3,817,485

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

Cash has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Janus Triton Fund	$3,600,000

* Non-income-producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Triton Fund
Blackbaud, Inc.	-	$ -	-	$ -	$ -	$ 375,321	$ 117,756,851
DTS, Inc.	-	-	(549,815)	(23,402,801)	(11,926,791)	-	15,827,831
Endologix, Inc.	-	-	-	-	-	-	55,825,213
GrafTech International, Ltd.	-	-	(1,124,226)	(14,615,437)	(3,087,111)	-	91,055,985
HEICO Corp. – Class A(1)	-	-	-	-	-	1,037,992	106,634,699
Hibbett Sports, Inc.	-	-	-	-	-	-	92,169,979
Janus Cash Liquidity Fund LLC	190,237,540	190,237,540	(189,305,000)	(189,305,000)	-	45,422	237,227,039
Measurement Specialties, Inc.	-	-	-	-	-	-	54,592,779
National CineMedia, Inc.	-	-	-	-	-	855,264	77,595,738
Tennant Co.(2)	-	-	(62,495)	(3,122,085)	1,119,096	161,180	N/A
		$190,237,540		$(230,445,323)	$(13,894,806)	$2,475,179	$848.686.114

(1) Shares were adjusted to reflect a 1 to .25 stock split on October 23, 2013. (2) Company was no longer an affiliate as of December 31, 2013.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$5,840,885,029	$—	$—

Money Market	—	237,227,039	—

Total Investments in Securities	$5,840,885,029	$237,227,039	$—

Other Financial Instruments(a) - Assets:
Outstanding Swap Contracts at Value	$—	$3,817,485	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Janus Twenty Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 95.0%
Aerospace & Defense — 4.5%
2,233,905	Boeing Co.	$304,905,693
521,279	Precision Castparts Corp.	140,380,435
		445,286,128
Beverages — 3.0%
9,023,445	Diageo PLC	298,804,411
Biotechnology — 8.7%
3,103,798	Celgene Corp.*	524,417,710
4,492,366	Gilead Sciences, Inc.*	337,601,305
		862,019,015
Capital Markets — 3.3%
10,394,502	Blackstone Group L.P.	327,426,813
Chemicals — 4.0%
2,795,391	E.I. du Pont de Nemours & Co.	181,616,553
2,654,729	LyondellBasell Industries N.V. - Class A	213,121,644
		394,738,197
Commercial Banks — 1.6%
3,922,946	U.S. Bancorp	158,487,018
Communications Equipment — 3.3%
4,473,002	QUALCOMM, Inc.	332,120,398
Computers & Peripherals — 2.1%
365,014	Apple, Inc.	204,813,006
Consumer Finance — 2.4%
2,675,645	American Express Co.	242,761,271
Electronic Equipment, Instruments & Components — 2.4%
4,367,184	TE Connectivity, Ltd. (U.S. Shares)	240,675,510
Health Care Providers & Services — 3.2%
4,595,060	Express Scripts Holding Co.*	322,757,014
Hotels, Restaurants & Leisure — 4.2%
2,000,978	Las Vegas Sands Corp.	157,817,135
3,292,320	Starbucks Corp.	258,084,965
		415,902,100
Household Products — 3.1%
4,657,499	Colgate-Palmolive Co.	303,715,510
Information Technology Services — 3.6%
425,236	MasterCard, Inc. - Class A	355,267,669
Internet & Catalog Retail — 4.1%
349,263	priceline.com, Inc.*	405,983,311
Internet Software & Services — 6.9%
3,319,404	eBay, Inc.*	182,202,086
450,082	Google, Inc. - Class A*	504,411,398
		686,613,484
Media — 7.7%
3,090,165	CBS Corp. - Class B	196,967,117
16,098,252	Twenty-First Century Fox, Inc.	566,336,505
		763,303,622
Oil, Gas & Consumable Fuels — 5.7%
4,547,389	Chevron Corp.	568,014,360
Pharmaceuticals — 6.0%
6,523,286	AbbVie, Inc.	344,494,734
2,798,622	Johnson & Johnson	256,325,789
		600,820,523
Road & Rail — 2.1%
1,253,257	Union Pacific Corp.	210,547,176
Semiconductor & Semiconductor Equipment — 2.0%
11,214,113	ARM Holdings PLC	204,055,006
Software — 6.3%
11,544,644	Microsoft Corp.	432,116,025
5,000,000	Oracle Corp.	191,300,000
		623,416,025
Specialty Retail — 1.6%
2,637,121	L Brands, Inc.	163,105,934
Textiles, Apparel & Luxury Goods — 3.2%
4,032,793	NIKE, Inc. - Class B	317,138,841
Total Common Stock (cost $6,584,615,427)		9,447,772,342
Money Market — 5.0%
492,139,229	Janus Cash Liquidity Fund LLC, 0%£ (cost $492,139,229)	492,139,229
Total Investments (total cost $7,076,754,656) – 100%		$9,939,911,571

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
United Kingdom	$502,859,417	5.1%
United States††	9,437,052,154	94.9%
Total	$9,939,911,571	100.0%

†† Includes Cash Equivalents of 5.0%.

Notes to Schedule of Investments (unaudited)

L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013. Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Twenty Fund
Janus Cash Liquidity Fund LLC	996,964,529	$996,964,529	(679,051,000)	$(679,051,000)	$-	$54,808	$492,139,229

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$9,447,772,342	$—	$—

Money Market	—	492,139,229	—

Total Investments in Securities	$9,447,772,342	$492,139,229	$—

Janus Venture Fund

Schedule of Investments (unaudited)

Shares		Value
Common Stock — 92.6%
Aerospace & Defense — 2.1%
45,935	Sparton Corp.*	$1,283,883
1,150,095	HEICO Corp. - Class A	48,442,002
		49,725,885
Air Freight & Logistics — 1.5%
887,165	Hub Group, Inc. - Class A*	35,380,140
Biotechnology — 3.8%
241,941	ACADIA Pharmaceuticals, Inc.*	6,046,106
663,709	Exact Sciences Corp.*	7,758,758
227,245	Incyte Corp., Ltd.*	11,505,414
905,980	Ironwood Pharmaceuticals, Inc.*	10,518,428
211,457	Medivation, Inc.*	13,495,186
514,141	NPS Pharmaceuticals, Inc.*	15,609,321
1,178,945	Swedish Orphan Biovitrum A.B.*	12,238,849
213,961	Synageva BioPharma Corp.*	13,847,556
		91,019,618
Capital Markets — 3.1%
171,278	Artisan Partners Asset Management, Inc.	11,165,613
198,838	Financial Engines, Inc.	13,815,264
723,395	LPL Financial Holdings, Inc.	34,021,267
831,846	WisdomTree Investments, Inc.*	14,731,993
		73,734,137
Chemicals — 1.2%
423,203	Intrepid Potash, Inc.	6,703,535
468,092	Sensient Technologies Corp.	22,711,824
		29,415,359
Commercial Banks — 0.6%
268,662	Bank of the Ozarks, Inc.	15,203,583
Commercial Services & Supplies — 2.4%
214,247	Clean Harbors, Inc.*	12,846,250
1,110,167	Heritage-Crystal Clean, Inc.*,£	22,747,322
971,597	Ritchie Bros. Auctioneers, Inc. (U.S. Shares)	22,278,719
		57,872,291
Computers & Peripherals — 0.4%
76,348	Stratasys, Ltd.*	10,284,076
Diversified Consumer Services — 2.2%
199,111	Ascent Capital Group, Inc. - Class A*	17,035,937
1,347,032	SP Plus Corp.*,£	35,076,713
		52,112,650
Diversified Financial Services — 1.4%
136,911	MarketAxess Holdings, Inc.	9,155,239
553,841	MSCI, Inc.*	24,213,928
		33,369,167
Electrical Equipment — 2.6%
3,010,593	GrafTech International, Ltd.*	33,808,959
740,709	Polypore International, Inc.*	28,813,580
		62,622,539
Electronic Equipment, Instruments & Components — 4.6%
331,580	Belden, Inc.	23,359,811
229,425	CTS Corp.	4,567,852
310,063	DTS, Inc.*	7,435,311
148,865	IPG Photonics Corp.	11,553,412
541,672	Measurement Specialties, Inc.*	32,874,074
530,969	National Instruments Corp.	17,001,627
1,504,569	RealD, Inc.*	12,849,019
		109,641,106
Energy Equipment & Services — 3.0%
726,062	Dresser-Rand Group, Inc.*	43,295,077
248,300	Dril-Quip, Inc.*	27,295,619
		70,590,696
Food & Staples Retailing — 0.8%
256,414	Casey's General Stores, Inc.	18,013,083
Food Products — 0.3%
268,405	WhiteWave Foods Co. - Class A*	6,157,211
Health Care Equipment & Supplies — 6.0%
1,655,798	Endologix, Inc.*	28,877,117
110,941	HeartWare International, Inc.*	10,424,016
1,055,475	Masimo Corp.	30,851,534
1,401,710	Novadaq Technologies, Inc.*	23,114,198
1,027,802	Quidel Corp.*	31,748,804
535,166	Volcano Corp.*	11,693,377
408,281	Zeltiq Aesthetics, Inc.*	7,720,594
		144,429,640
Health Care Providers & Services — 1.3%
543,546	Capital Senior Living Corp.*	13,039,668
615,733	ExamWorks Group, Inc.*	18,391,945
		31,431,613
Health Care Technology — 1.5%
199,283	athenahealth, Inc.*	26,803,564
392,011	HMS Holdings Corp.*	8,910,410
		35,713,974
Hotels, Restaurants & Leisure — 2.0%
297,327	AFC Enterprises, Inc.*	11,447,090
58,508	Biglari Holdings, Inc.*	29,642,493
366,401	Diamond Resorts International, Inc.*	6,763,762
		47,853,345
Household Durables — 0.8%
375,898	SodaStream International, Ltd.*	18,659,577
Information Technology Services — 3.5%
979,664	Broadridge Financial Solutions, Inc.	38,716,321
537,818	Euronet Worldwide, Inc.*	25,734,591
108,790	QIWI PLC (ADR)	6,092,240
125,750	WEX, Inc.*	12,453,023
		82,996,175
Internet Software & Services — 4.7%
304,761	ChannelAdvisor Corp.*	12,711,581
205,383	Cornerstone OnDemand, Inc.*	10,955,129
92,601	CoStar Group, Inc.*	17,092,293
237,757	Envestnet, Inc.*	9,581,607
289,158	j2 Global, Inc.	14,460,792
562,343	VistaPrint N.V. (U.S. Shares)*	31,969,200
195,402	Zillow, Inc. - Class A*	15,970,205
		112,740,807
Leisure Equipment & Products — 1.0%
402,386	Arctic Cat, Inc.	22,927,954
Life Sciences Tools & Services — 1.0%
253,849	Techne Corp.	24,031,885
Machinery — 5.2%
827,313	Kennametal, Inc.	43,078,188
308,484	Nordson Corp.	22,920,361
194,923	Tennant Co.	13,217,729
604,054	Wabtec Corp.	44,863,090
		124,079,368
Media — 1.8%
1,695,687	National CineMedia, Inc.	33,845,913
758,556	SFX Entertainment, Inc.*	9,102,672
		42,948,585
Multiline Retail — 0.3%
862,377	Gordmans Stores, Inc.	6,614,432
Oil, Gas & Consumable Fuels — 3.1%
614,912	DCP Midstream Partners L.P.	30,960,819
615,590	Midcoast Energy Partners L.P.*	12,034,784
388,321	Phillips 66 Partners L.P.	14,729,016
180,270	Targa Resources Corp.	15,894,406
		73,619,025
Pharmaceuticals — 0.8%
537,667	Prestige Brands Holdings, Inc.*	19,248,479
Professional Services — 0.9%
269,144	Corporate Executive Board Co.	20,839,820
Real Estate Management & Development — 2.2%
283,678	Jones Lang LaSalle, Inc.	29,045,790
286,164	RE/MAX Holdings, Inc.*	9,177,280
758,925	St. Joe Co.*	14,563,771
		52,786,841
Road & Rail — 2.8%
412,247	Landstar System, Inc.	23,683,590
475,722	Old Dominion Freight Line, Inc.*	25,222,781
549,801	Saia, Inc.*	17,621,122
		66,527,493
Semiconductor & Semiconductor Equipment — 1.2%
3,745,533	Atmel Corp.*	29,327,523
Software — 14.0%
774,213	Advent Software, Inc.	27,089,713
1,381,913	Blackbaud, Inc.	52,029,024
2,577,813	Cadence Design Systems, Inc.*	36,140,938
267,235	FleetMatics Group PLC *	11,557,914
260,052	Guidewire Software, Inc. *	12,760,752
569,090	NICE Systems, Ltd. (ADR)	23,309,926
272,902	Rally Software Development Corp.*	5,307,944
1,684,450	RealPage, Inc.*	39,382,441
574,627	Solera Holdings, Inc.	40,660,606
1,683,233	SS&C Technologies Holdings, Inc.*	74,499,893
100,831	Tyler Technologies, Inc.*	10,297,870
		333,037,021
Specialty Retail — 2.3%
112,269	Container Store Group, Inc.*	5,232,858
544,745	Hibbett Sports, Inc.*	36,612,311
229,688	Monro Muffler Brake, Inc.	12,945,216
		54,790,385
Textiles, Apparel & Luxury Goods — 4.2%
651,840	Carter's, Inc.	46,795,594
730,609	Quiksilver, Inc.*	6,407,441
1,417,265	Wolverine World Wide, Inc.	48,130,319
		101,333,354
Trading Companies & Distributors — 1.7%
442,929	WESCO International, Inc.*	40,337,544
Wireless Telecommunication Services — 0.3%
367,463	RingCentral, Inc. - Class A *	6,750,295
Total Common Stock (cost $1,611,055,153)		2,208,166,676
Exchange – Traded Fund — 1.0%
Capital Markets — 1.0%
173,600	iShares Russell 2000 Growth Index Fund (ETF) (cost $22,692,124)	23,524,536
Money Market — 6.4%

153,858,206	Janus Cash Liquidity Fund LLC, 0%£ (cost $153,858,206)	153,858,206
Total Investments (total cost $1,787,605,483) – 100%		$2,385,549,418

Summary of Investments by Country – (Long Positions) December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$45,392,917	1.9%
Israel	23,309,926	1.0%
Russia	6,092,240	0.3%
Sweden	12,238,849	0.5%
United States††	2,298,515,486	96.3%
Total	$2,385,549,418	100.0%

†† Includes Cash Equivalents of 6.4%.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
U.S. Shares	Securities of foreign companies trading on an American stock exchange.

* Non-income-producing security.

£ The Fund may invest in certain securities that are considered affiliated companies. As defined by the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% of more of the outstanding voting securities, or a company which is under common ownership or control. Based on the Fund’s relative ownership, the following securities were considered affiliated companies for all or some portion of the period ended December 31, 2013 Except for the value at period end, all other information in the table is for the period ended December 31, 2013.

	Purchases		Sales		Realized	Dividend	Value
	Shares	Cost	Shares	Cost	Gain/(Loss)	Income	at 12/31/13
Janus Venture Fund
Heritage-Crystal Clean, Inc.	-	$ -	-	$ -	$ -	$ -	$ 22,747,322
Janus Cash Liquidity Fund LLC	126,842,545	126,842,545	(106,282,000)	(106,282,000)	-	29,140	153,858,206
SP Plus Corp.(1)	-	-	(269,854)	(4,684,475)	2,543,590	-	35,076,713
		$126,842,545		$(110,966,475)	$2,543,590	$29,140	$211,682,241

(1) Prior to December 2, 2013, this security was named Standard Parking Corp.

The following is a summary of the inputs that were used to value the Fund’s investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$2,208,166,676	$—	$—

Exchange – Traded Fund	23,524,536	—	—

Money Market	—	153,858,206	—

Total Investments in Securities	$2,231,691,212	$153,858,206	$—

Perkins Global Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 83.1%
Aerospace & Defense — 1.6%
25,843	General Dynamics Corp.	$2,469,299
14,570	Rockwell Collins, Inc.	1,077,014
		3,546,313
Beverages — 3.8%
67,470	Molson Coors Brewing Co. - Class B	3,788,440
56,587	PepsiCo, Inc.	4,693,326
		8,481,766
Chemicals — 1.1%
29,210	Mosaic Co.	1,380,757
58,000	Nippon Fine Chemical Co., Ltd.**	361,915
137,000	Nitto FC Co., Ltd.**	798,917
		2,541,589
Commercial Banks — 6.4%
91,865	BB&T Corp.	3,428,402
75,661	CIT Group, Inc.	3,944,208
52,535	Fulton Financial Corp.	687,158
23,111	Hancock Holding Co.	847,711
119,665	Wells Fargo & Co.	5,432,791
		14,340,270
Commercial Services & Supplies — 3.5%
823,658	G4S PLC	3,579,817
45,200	Republic Services, Inc.	1,500,640
31,100	Secom Co., Ltd.**	1,872,676
33,200	Secom Joshinetsu Co., Ltd.**	796,182
		7,749,315
Communications Equipment — 0.9%
56,095	Cisco Systems, Inc.	1,259,333
26,600	Icom, Inc.**	642,199
		1,901,532
Computers & Peripherals — 0.5%
31,846	Diebold, Inc.	1,051,236
Diversified Consumer Services — 0.2%
121,900	Shingakukai Co., Ltd.**	502,466
Diversified Telecommunication Services — 2.0%
51,310	Telenor A.S.A.	1,223,641
125,459	Vivendi S.A.**	3,305,777
		4,529,418
Electric Utilities — 3.7%
23,445	Entergy Corp.	1,483,365
75,220	Exelon Corp.	2,060,276
155,994	PPL Corp.	4,693,859
		8,237,500
Electrical Equipment — 0.5%
96,900	Cosel Co., Ltd.**	1,123,705
Electronic Equipment, Instruments & Components — 0.3%
69,800	Kitagawa Industries Co., Ltd.**	715,965
Food & Staples Retailing — 3.7%
97,210	Sysco Corp.	3,509,281
857,373	Tesco PLC	4,746,306
		8,255,587
Food Products — 5.9%
57,508	Danone S.A.**	4,138,905
45,625	Nestle S.A.	3,340,786
419,106	Orkla A.S.A.	3,270,788
59,244	Unilever N.V.**	2,385,782
		13,136,261
Health Care Equipment & Supplies — 3.7%
6,820	Becton, Dickinson and Co.	753,542
17,900	Fukuda Denshi Co., Ltd.**	730,178
5,900	Medikit Co., Ltd.**	170,349
35,040	Medtronic, Inc.	2,010,946
9,800	Nakanishi, Inc.**	1,400,798
42,175	Stryker Corp.	3,169,029
		8,234,842
Health Care Providers & Services — 1.9%
18,313	Aetna, Inc.	1,256,088
73,000	As One Corp.**	1,718,055
13,274	WellPoint, Inc.	1,226,385
		4,200,528
Hotels, Restaurants & Leisure — 0.6%
42,290	Kangwon Land, Inc.	1,240,405
Household Products — 1.7%
46,095	Procter & Gamble Co.	3,752,594
Insurance — 1.4%
22,020	Allstate Corp.	1,200,971
66,700	NKSJ Holdings, Inc.**	1,852,320
		3,053,291
Machinery — 0.3%
47,000	Sansei Technologies, Inc.**	192,839
54,000	Tsurumi Manufacturing Co., Ltd.**	529,281
		722,120
Media — 1.9%
30,240	Daekyo Co., Ltd.	209,204
95,480	Grupo Televisa S.A.B. (ADR)	2,889,225
107,605	UBM PLC	1,168,748
		4,267,177
Multi-Utilities — 1.0%
61,587	GDF Suez**	1,448,264
45,539	Suez Environment Co.**	815,926
		2,264,190
Office Electronics — 0.6%
40,400	Canon, Inc.**	1,277,728
Oil, Gas & Consumable Fuels — 7.7%
100,770	BP PLC (ADR)	4,898,430
42,082	Canadian Natural Resources, Ltd.	1,423,997
68,120	Cenovus Energy, Inc.	1,949,767
24,022	Devon Energy Corp.	1,486,241
147,285	Royal Dutch Shell PLC - Class A	5,274,723
36,022	Total S.A.**	2,206,531
		17,239,689
Personal Products — 0.5%
21,200	Kose Corp.**	672,504
10,800	Pola Orbis Holdings, Inc.**	385,165
		1,057,669
Pharmaceuticals — 9.6%
171,417	GlaxoSmithKline PLC	4,573,712
53,350	Johnson & Johnson	4,886,326
58,842	Novartis A.G.	4,697,859
101,850	Pfizer, Inc.	3,119,666
10,190	Roche Holding A.G.	2,847,441
12,671	Sanofi**	1,344,211
		21,469,215
Real Estate Investment Trusts (REITs) — 3.0%
80,135	American Capital Agency Corp.	1,545,804
68,040	Hatteras Financial Corp.	1,111,773
340,149	Two Harbors Investment Corp.	3,156,583
58,370	Western Asset Mortgage Capital Corp.	868,546
		6,682,706
Real Estate Management & Development — 0.7%
94,000	Cheung Kong Holdings, Ltd.	1,483,828
Software — 4.6%
140,690	Microsoft Corp.	5,266,027
133,042	Oracle Corp.	5,090,187
		10,356,214
Thrifts & Mortgage Finance — 0.3%
25,881	Washington Federal, Inc.	602,769
Tobacco — 2.6%
26,887	KT&G Corp.	1,898,295
124,205	Swedish Match A.B.	3,992,780
		5,891,075
Trading Companies & Distributors — 0.1%
22,900	Furusato Industries, Ltd.**	289,920
Transportation Infrastructure — 1.0%
217,945	BBA Aviation PLC	1,156,898
43,287	Hamburger Hafen und Logistik A.G.**	1,058,714
		2,215,612
Wireless Telecommunication Services — 5.8%
4,489,067	America Movil S.A.B. de C.V.	5,236,930
136,600	NTT DOCOMO, Inc.**	2,237,962
81,649	Rogers Communications, Inc. - Class B	3,695,384
430,819	Vodafone Group PLC	1,690,549
		12,860,825
Total Common Stock (cost $155,501,684)		185,275,320
Repurchase Agreement — 16.9%
$37,700,000	ING Financial Markets LLC, 0.0100%, dated 12/31/13, maturing 1/2/14 to be repurchased at $37,700,021 collateralized by $40,327,570 in U.S. Treasuries 0.0000% - 6.3750%, 5/1/14 - 5/15/43 with a value of $38,454,373 (cost $37,700,000)	37,700,000
Total Investments (total cost $193,201,684) – 100%		$222,975,320

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$7,069,148	3.2%
France	13,259,614	5.9%
Germany	1,058,714	0.5%
Hong Kong	1,483,828	0.7%
Japan	18,271,124	8.2%
Mexico	8,126,155	3.6%
Netherlands	2,385,782	1.1%
Norway	4,494,429	2.0%
South Korea	3,347,904	1.5%
Sweden	3,992,780	1.8%
Switzerland	10,886,086	4.9%
United Kingdom	27,089,183	12.1%
United States††	121,510,573	54.5%
Total	$222,975,320	100.0%

†† Includes Cash Equivalents of 16.9%.

Forward Currency Contracts, Open

December 31, 2013 (unaudited)

Counterparty/Currency and Settlement Date	Currency Units Sold	Currency Value U.S. $	Unrealized Appreciation/ (Depreciation)
Credit Suisse International:
Euro 1/9/14	1,245,000	$1,712,606	$(24,587)
Japanese Yen 1/9/14	511,000,000	4,853,325	255,908
		6,565,931	231,321
HSBC Securities (USA) LLC: Japanese Yen 1/16/14	518,000,000	4,920,033	107,972
JPMorgan Chase & Co.: Euro 1/23/14	3,854,000	5,301,478	(9,512)
RBC Capital Markets Corp.:
Euro 1/16/14	998,000	1,372,832	(2,363)
Japanese Yen 1/16/14	100,000,000	949,813	21,881
		2,322,645	19,518
Total		$19,110,087	$349,299

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

** A portion of this security has been segregated to cover margin or segregation requirements on open futures contracts, forward currency contracts, options contracts, short sales, swap agreements, and/or securities with extended settlement dates, the value of which, as of December 31, 2013, is noted below.

Fund	Aggregate Value
Perkins Global Value Fund	$34,975,234

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$185,275,320	$—	$—

Repurchase Agreement	—	37,700,000	—

Total Investments in Securities	$185,275,320	$37,700,000	$—

Other Financial Instruments(a) - Assets:
Forward Currency Contracts	$—	$385,761	$—

Other Financial Instruments(a) – Liabilities:
Forward Currency Contracts	$—	$36,462	$—
(a)	Other financial instruments include futures, forward currency, written option, and swap contracts. Forward currency contracts and swap contracts are reported at their unrealized appreciation/(depreciation) at measurement date, which represents the change in the contract’s value from trade date. Futures are reported at their variation margin at measurement date, which represents the amount due to/from the Fund at that date. Options are reported at their market value at measurement date.

Perkins International Value Fund

Schedule of Investments (unaudited)

Shares or Principal Amount		Value
Common Stock — 83.4%
Aerospace & Defense — 3.6%
18,842	BAE Systems PLC	$135,707
25,541	Cobham PLC	116,082
1,436	Safran S.A.	99,775
		351,564
Air Freight & Logistics — 1.7%
983	Panalpina Welttransport Holding A.G.	164,789
Auto Components — 0.8%
2,600	Takata Corp.	74,452
Automobiles — 1.3%
1,501	Daimler A.G.	129,874
Chemicals — 2.6%
14,478	Borregaard A.S.A	72,111
3,100	Nippon Fine Chemical Co., Ltd.	19,344
5,700	Nitto FC Co., Ltd.	33,239
3,947	Potash Corp. of Saskatchewan, Inc.	130,142
		254,836
Commercial Services & Supplies — 3.5%
41,870	G4S PLC	181,977
2,000	Secom Co., Ltd.	120,429
1,400	Secom Joshinetsu Co., Ltd.	33,574
		335,980
Communications Equipment — 0.4%
1,500	Icom, Inc.	36,214
Diversified Consumer Services — 0.2%
3,700	Shingakukai Co., Ltd.	15,251
Diversified Financial Services — 1.2%
1,446	Deutsche Boerse A.G.	119,744
Diversified Telecommunication Services — 3.9%
38,000	Singapore Telecommunications, Ltd.	110,241
3,914	Telenor A.S.A.	93,341
6,617	Vivendi S.A.	174,354
		377,936
Electrical Equipment — 2.1%
5,534	ABB, Ltd.	145,703
5,000	Cosel Co., Ltd.	57,983
		203,686
Electronic Equipment, Instruments & Components — 0.2%
2,300	Kitagawa Industries Co., Ltd.	23,592
Food & Staples Retailing — 2.3%
40,003	Tesco PLC	221,452
Food Products — 7.5%
2,687	Danone S.A.	193,386
2,775	Nestle S.A.	203,193
21,931	Orkla A.S.A.	171,154
3,932	Unilever N.V.	158,343
		726,076
Health Care Equipment & Supplies — 1.3%
800	Fukuda Denshi Co., Ltd.	32,634
150	Medikit Co., Ltd.	4,331
600	Nakanishi, Inc.	85,763
		122,728
Health Care Providers & Services — 1.0%
4,000	As One Corp.	94,140
Hotels, Restaurants & Leisure — 0.7%
2,400	Kangwon Land, Inc.	70,394
Industrial Conglomerates — 1.6%
6,389	Smiths Group PLC	156,559
Insurance — 1.1%
3,900	NKSJ Holdings, Inc.	108,307
Machinery — 0.2%
2,000	Sansei Technologies, Inc.	8,206
1,000	Tsurumi Manufacturing Co., Ltd.	9,801
		18,007
Marine — 0.9%
2,474	Irish Continental Group PLC	90,253
Media — 2.5%
2,450	Daekyo Co., Ltd.	16,949
5,045	Grupo Televisa S.A.B. (ADR)	152,662
6,563	UBM PLC	71,284
		240,895
Multi-Utilities — 1.6%
3,567	GDF Suez	83,880
3,862	Suez Environment Co.	69,196
		153,076
Office Electronics — 1.1%
3,300	Canon, Inc.	104,369
Oil, Gas & Consumable Fuels — 8.9%
4,605	BP PLC (ADR)	223,849
3,778	Canadian Natural Resources, Ltd.	127,842
4,512	Cenovus Energy, Inc.	129,145
6,832	Royal Dutch Shell PLC - Class A	244,675
2,084	Total S.A.	127,656
		853,167
Personal Products — 0.9%
1,200	Kose Corp.	38,066
1,300	Pola Orbis Holdings, Inc.	46,363
		84,429
Pharmaceuticals — 9.0%
2,599	AstraZeneca PLC	153,818
8,273	GlaxoSmithKline PLC	220,738
2,967	Novartis A.G.	236,881
669	Roche Holding A.G.	186,942
658	Sanofi	69,804
		868,183
Professional Services — 1.6%
18,553	Michael Page International PLC	149,906
Real Estate Management & Development — 2.3%
4,715	Brookfield Real Estate Services, Inc.	59,265
10,000	Cheung Kong Holdings, Ltd.	157,854
		217,119
Software — 0.8%
600	Nintendo Co., Ltd.	79,837
Specialty Retail — 1.3%
1,300	Nitori Holdings Co., Ltd.	123,098
Tobacco — 5.6%
5,435	Imperial Tobacco Group PLC	210,392
1,892	KT&G Corp.	133,580
5,992	Swedish Match A.B.	192,623
		536,595
Trading Companies & Distributors — 0.4%
900	Furusato Industries, Ltd.	11,394
1,500	Kuroda Electric Co., Ltd.	22,481
		33,875
Transportation Infrastructure — 2.4%
17,822	BBA Aviation PLC	94,603
136	Flughafen Zuerich A.G.	79,529
2,340	Hamburger Hafen und Logistik A.G.	57,232
		231,364
Wireless Telecommunication Services — 6.9%
212,181	America Movil S.A.B. de C.V.	247,529
7,862	NTT DOCOMO, Inc.	128,806
4,087	Rogers Communications, Inc. - Class B	184,975
25,223	Vodafone Group PLC	98,976
		660,286
Total Common Stock (cost $7,276,334)		8,032,033
Repurchase Agreement — 16.6%
$1,600,000	ING Financial Markets LLC, 0.0100%, dated 12/31/13, maturing 1/2/14 to be repurchased at $1,600,001 collateralized by $1,711,515 in U.S. Treasuries 0.0000% - 6.3750%, 5/1/14 - 5/15/43 with a value of $1,632,016 (cost $1,600,000)	1,600,000
Total Investments (total cost $8,876,334) – 100%		$9,632,033

Summary of Investments by Country – (Long Positions)

December 31, 2013 (unaudited)

Country	Value	% of Investment Securities
Canada	$631,369	6.6%
France	818,051	8.5%
Germany	306,850	3.2%
Hong Kong	157,854	1.6%
Ireland	90,253	0.9%
Japan	1,311,674	13.6%
Mexico	400,191	4.2%
Netherlands	158,343	1.6%
Norway	336,606	3.5%
Singapore	110,241	1.1%
South Korea	220,923	2.3%
Sweden	192,623	2.0%
Switzerland	1,017,037	10.6%
United Kingdom	2,280,018	23.7%
United States††	1,600,000	16.6%
Total	$9,632,033	100.0%

†† Includes all Cash Equivalents.

Notes to Schedule of Investments (unaudited)

ADR	American Depositary Receipt
LLC	Limited Liability Company
PLC	Public Limited Company

Repurchase agreements held by the Fund are fully collateralized, and such collateral is in the possession of the Fund’s custodian or, for tri-party agreements, the custodian designated by the agreement. The collateral is evaluated daily to ensure its market value exceeds the current market value of the repurchase agreements, including accrued interest. In the event of default on the obligation to repurchase, the Fund has the right to liquidate the collateral and apply the proceeds in satisfaction of the obligation. In the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral or proceeds may be subject to legal proceedings.

The following is a summary of the inputs that were used to value the Fund's investments in securities and other financial instruments as of December 31, 2013. See Significant Accounting Policies for more information.

Valuation Inputs Summary (as of December 31, 2013)

	Level 1 - Quoted Prices	Level 2 - Other Significant Observable Inputs	Level 3 - Significant Unobservable Inputs
Investments in Securities:
Common Stock	$8,032,033	$—	$—

Repurchase Agreement	—	1,600,000	—

Total Investments in Securities	$8,032,033	$1,600,000	$—

Significant Accounting Policies

The following section describes the organization and significant accounting policies and provides more detailed information about the schedules and tables that appear throughout the Schedules of Investments for Janus Asia Equity Fund, Janus Balanced Fund, Janus Contrarian Fund, Janus Emerging Markets Fund, Janus Enterprise Fund, Janus Forty Fund, Janus Fund, Janus Global Life Sciences Fund, Janus Global Real Estate Fund, Janus Global Research Fund, Janus Global Select Fund, Janus Global Technology Fund, Janus Growth and Income Fund, Janus International Equity Fund, Janus Overseas Fund, Janus Protected Series – Global, Janus Protected Series – Growth, Janus Research Fund, Janus Triton Fund, Janus Twenty Fund, Janus Venture Fund, Perkins Global Value Fund, and Perkins International Value Fund (individually, a “Fund” and collectively, the “Funds”). The Funds are part of Janus Investment Fund (the “Trust”), which is organized as a Massachusetts business trust and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust offers forty-four funds which include multiple series of shares, with differing investment objectives and policies. Twenty-three funds are included in this report. Each Fund in this report is classified as diversified, as defined in the 1940 Act, with the exception of Janus Contrarian Fund, Janus Forty Fund, Janus Global Select Fund, and Janus Twenty Fund, which are classified as nondiversified.

Capital Protection Agreements

For Janus Protected Series – Global and Janus Protected Series – Growth (the “Janus Protected Series Funds”), the Janus Protected Series Funds have entered into a separate Capital Protection Agreement with BNP Paribas Prime Brokerage, Inc., a U.S. registered broker-dealer (the “Capital Protection Provider”), pursuant to which the Capital Protection Provider will provide capital protection (the “Protection”), initially up to $500 million for Janus Protected Series – Global and $1.5 billion for Janus Protected Series – Growth, to protect against a decrease in the “Protected NAV” (or 80% of the highest net asset value (“NAV”) attained separately by each share class during the life of either Janus Protected Series Fund, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items) of each share class of each respective Janus Protected Series Fund so long as the terms and conditions of each Capital Protection Agreement are satisfied. Shareholders cannot transact purchases or redemptions at the Protected NAV. In order to comply with the terms of each Capital Protection Agreement, each Janus Protected Series Fund must provide certain information to the Capital Protection Provider and each Janus Protected Series Fund’s portfolio manager is required to manage each Janus Protected Series Fund within certain risk parameters on a daily basis as identified by the Capital Protection Provider based on a risk allocation methodology pursuant to which each Janus Protected Series Fund allocates its portfolio assets between and within two investment components: (1) the “Equity Component,” through which each Janus Protected Series Fund seeks to achieve growth of capital by investing primarily in common stocks selected for their growth potential, and (2) the “Protection Component,” through which each Janus Protected Series Fund seeks to limit downside risk by investing in cash and other investments including, but not limited to, money market instruments, U.S. Treasuries, and other equity market risk reducing instruments, such as short index futures. This risk allocation methodology factors in, among other things, market volatility, each Janus Protected Series Fund’s exposure to industries, sectors, or countries, and liquidity of each Janus Protected Series Fund’s holdings. Each Janus Protected Series Fund’s asset allocation will vary over time depending on equity market conditions and the Janus Protected Series Fund’s portfolio composition. As a result, each Janus Protected Series Fund’s allocation to each investment component could change as frequently as daily, resulting in a higher portfolio turnover rate than other mutual funds. Each Capital Protection Agreement also imposes very specific reporting and monitoring obligations on each respective Janus Protected Series Fund, on Janus Capital Management LLC (“Janus Capital”) and indirectly on each Janus Protected Series Fund’s custodian. While in some instances the parties will be afforded some opportunity to remedy certain breaches to the agreement, failure to do so within specified cure periods could result in the termination of a Janus Protected Series Fund’s Capital Protection Agreement at the option of the Capital Protection Provider.

Each Capital Protection Agreement has an initial term of 10 years and may be extended for additional 10-year terms by mutual agreement of each respective Janus Protected Series Fund and the Capital Protection Provider. There are numerous events that can cause a Capital Protection Agreement to terminate prior to the expiration of any effective term, including the NAV of one or more share classes of either Janus Protected Series Fund falling below its Protected NAV. In the event of termination of the Capital Protection Agreement, the Capital Protection Provider is obligated to pay any settlement owed to the affected Janus Protected Series Fund pursuant to the agreement on the date of termination. However, the Protection will terminate without any obligation by the Capital Protection Provider to make any payment to the affected Janus Protected Series Fund if the termination of the Capital Protection Agreement results from acts or omissions of each respective Janus Protected Series Fund, Janus Capital or certain key employees of Janus Capital, or a Janus Protected Series Fund’s custodian that constitute gross negligence, fraud, bad faith, willful misconduct, or a criminal act which causes a decrease of 1% or more in the NAV per share of any class of shares of each respective Janus Protected Series Fund. In addition, the Capital Protection Provider has the right to early terminate either Janus Protected Series Fund’s Capital Protection Agreement should the aggregate protected amount exceed the maximum settlement amount. In the event of any termination of a Capital Protection Agreement, the affected Janus Protected Series Fund will terminate and liquidate and the Capital Protection Provider will pay the Janus Protected Series Fund any amounts due related to the Protection. Only shareholders who hold their shares on the date that a Capital Protection Agreement terminates are entitled to receive the Protected NAV from the affected Janus Protected Series Fund. The Capital Protection Provider’s obligations to a Janus Protected Series Fund are subject to all of the terms, conditions, and limitations of each respective Capital Protection Agreement and terminate upon the triggering of the capital protection. Neither the Janus Protected Series Funds nor Janus Capital will cover any shortfall so a shareholder could lose money including amounts that would have otherwise been protected.

Pursuant to each Capital Protection Agreement, the Capital Protection Provider has agreed to provide capital protection to protect against a decrease in the NAV per share for each share class of each respective Janus Protected Series Fund below 80% of the highest NAV per share for the share class attained since the inception of the share class, reduced for dividends, distributions, any extraordinary expenses, and certain extraordinary items, provided the terms and conditions of the relevant Capital Protection Agreement are satisfied and the agreement is not otherwise void. For this capital protection, each Janus Protected Series Fund pays the Capital Protection Provider, under its respective Capital Protection Agreement, a fee equal to 0.75% of the aggregate protected amount, which is calculated daily and paid monthly. Because the Capital Protection Fee is based on the aggregate protected assets of each respective Janus Protected Series Fund rather than on the Janus Protected Series Fund’s total net assets, it can fluctuate between 0.60% and 0.75% of each respective Janus Protected Series Fund’s total net assets.

The Capital Protection Agreements are valued at the greater of $0.00 or the Protected NAV less the NAV per share.

The Protected NAV for each share class as well as the percentages of each Janus Protected Series Fund’s assets that are allocated between the Equity Component and the Protection Component will be posted on the Janus websites at janus.com/allfunds, or janus.com/advisor/mutual-funds for share classes other than Class D Shares. Should a termination or liquidation event occur, shareholders who own shares of any share class on the termination date would be entitled to receive from the affected Janus Protected Series Fund either the Protected NAV or the then-current NAV for their share class, whichever is higher, which will include any protection amount. Please refer to each Janus Protected Series Fund’s Prospectuses for information regarding how the Protection works in the event it is triggered and a Janus Protected Series Fund proceeds to liquidation, as well as how the Protection is calculated to help you understand the 80% protection of the NAV per share.

The following accounting policies have been followed by the Funds and are in conformity with accounting principles generally accepted in the United States of America.

Investment Valuation

Securities held by the Funds are valued in accordance with policies and procedures established by and under the supervision of the Trustees (the “Valuation Procedures”). Equity securities traded on a domestic securities exchange are generally valued at the closing prices on the primary market or exchange on which they trade. If such price is lacking for the trading period immediately preceding the time of determination, such securities are valued at their current bid price. Equity securities that are traded on a foreign exchange are generally valued at the closing prices on such markets. In the event that there is not current trading volume on a particular security in such foreign exchange, the bid price from the primary exchange is generally used to value the security. Securities that are traded on the over-the-counter (“OTC”) markets are generally valued at their closing or latest bid prices as available. Foreign securities and currencies are converted to U.S. dollars using the applicable exchange rate in effect at the close of the New York Stock Exchange (“NYSE”). Each Fund will determine the market value of individual securities held by it by using prices provided by one or more professional pricing services which may provide market prices to other funds or, as needed, by obtaining market quotations from independent broker-dealers. Short-term securities maturing within 60 days or less are valued on an amortized cost basis. Debt securities with a remaining maturity of greater than 60 days are valued in accordance with the evaluated bid price supplied by the pricing service that is intended to reflect market value. The evaluated bid price supplied by the pricing service is an evaluation that may consider factors such as security prices, yields, maturities and ratings. Securities for which market quotations or evaluated prices are not readily available or deemed unreliable are valued at fair value determined in good faith under the Valuation Procedures. Circumstances in which fair value pricing may be utilized include, but are not limited to: (i) a significant event that may affect the securities of a single issuer, such as a merger, bankruptcy, or significant issuer-specific development; (ii) an event that may affect an entire market, such as a natural disaster or significant governmental action; (iii) a nonsignificant event such as a market closing early or not opening, or a security trading halt; and (iv) pricing of a nonvalued security and a restricted or nonpublic security. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE.

Foreign Currency Translations

The Funds do not isolate that portion of the results of operations resulting from the effect of changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held as of December 31, 2013. Net unrealized appreciation or depreciation of investments and foreign currency translations arise from changes in the value of assets and liabilities, including investments in securities held as of December 31, 2013, resulting from changes in the exchange rates and changes in market prices of securities held.

Currency gains and losses are also calculated on payables and receivables that are denominated in foreign currencies. The payables and receivables are generally related to foreign security transactions and income translations.

Foreign currency-denominated assets and forward currency contracts may involve more risks than domestic transactions, including currency risk, political and economic risk, regulatory risk and equity risk. Risks may arise from the potential inability of a counterparty to meet the terms of a contract and from unanticipated movements in the value of foreign currencies relative to the U.S. dollar.

Derivative Instruments

The Funds may invest in various types of derivatives, which may at times result in significant derivative exposure. A derivative is a financial instrument whose performance is derived from the performance of another asset. The Funds may invest in derivative instruments including, but not limited to: futures contracts, put options, call options, options on future contracts, options on foreign currencies, swaps, forward contracts, structured investments, and other equity-linked derivatives. Each derivative instrument that was held by one or more of the Funds during the period ended December 31, 2013 is discussed in further detail below.

The Funds may use derivative instruments for hedging (to offset risks associated with an investment, currency exposure, or market conditions) or for speculative (to seek to enhance returns) purposes. When the Funds invest in a derivative for speculative purposes, the Funds will be fully exposed to the risks of loss of that derivative, which may sometimes be greater than the derivative’s cost. The Funds may not use any derivative to gain exposure to an asset or class of assets in which they would be prohibited by their respective investment restrictions from purchasing directly. The Funds’ ability to use derivative instruments may also be limited by tax considerations.

Investments in derivatives in general are subject to market risks that may cause their prices to fluctuate over time. Investments in derivatives may not directly correlate with the price movements of the underlying instrument. As a result, the use of derivatives may expose the Funds to additional risks that they would not be subject to if they invested directly in the securities underlying those derivatives. The use of derivatives may result in larger losses or smaller gains than otherwise would be the case. Derivatives can be volatile and may involve significant risks, including, but not limited to, counterparty risk, credit risk, currency risk, equity risk, index risk, interest rate risk, leverage risk, and liquidity risk, as described below.

Derivatives may generally be traded OTC or on an exchange. Derivatives traded OTC, such as options and structured notes, are agreements that are individually negotiated between parties and can be tailored to meet a purchaser’s needs.

OTC derivatives are not guaranteed by a clearing agency and may be subject to increased credit risk. In an effort to mitigate credit risk associated with derivatives traded OTC, the Funds may enter into collateral agreements with certain counterparties whereby, subject to certain minimum exposure requirements, a Fund may require the counterparty to post collateral if the Fund has a net aggregate unrealized gain on all OTC derivative contracts with a particular counterparty. There is no guarantee that counterparty exposure is reduced and these arrangements are dependent on Janus Capital’s ability to establish and maintain appropriate systems and trading.

In pursuit of their investment objectives, each Fund may seek to use derivatives to increase or decrease exposure to the following market risk factors:

•	Counterparty Risk – Counterparty risk is the risk that the counterparty (the party on the other side of the transaction) on a derivative transaction will be unable to honor its financial obligation to a Fund.
•	Credit Risk – Credit risk is the risk an issuer will be unable to make principal and interest payments when due, or will default on its obligations.
•	Currency Risk – Currency risk is the risk that changes in the exchange rate between currencies will adversely affect the value (in U.S. dollar terms) of an investment.
•	Equity Risk – Equity risk relates to the change in value of equity securities as they relate to increases or decreases in the general market.
•	Index Risk – If the derivative is linked to the performance of an index, it will be subject to the risks associated with changes in that index. If the index changes, a Fund could receive lower interest payments or experience a reduction in the value of the derivative to below what the Fund paid. Certain indexed securities, including inverse securities (which move in an opposite direction to the index), may create leverage, to the extent that they increase or decrease in value at a rate that is a multiple of the changes in the applicable index.

•	Interest Rate Risk – Interest rate risk is the risk that the value of fixed-income securities will generally decline as prevailing interest rates rise, which may cause a Fund’s NAV to likewise decrease, and vice versa.
•	Leverage Risk – Leverage risk is the risk associated with certain types of leveraged investments or trading strategies pursuant to which relatively small market movements may result in large changes in the value of an investment. A Fund creates leverage by investing in instruments, including derivatives, where the investment loss can exceed the original amount invested. Certain investments or trading strategies, such as short sales, that involve leverage can result in losses that greatly exceed the amount originally invested.
•	Liquidity Risk – Liquidity risk is the risk that certain securities may be difficult or impossible to sell at the time that the seller would like or at the price that the seller believes the security is currently worth.

Forward Foreign Currency Exchange Contracts

A forward foreign currency exchange contract (“forward currency contract”) is an obligation to buy or sell a specified currency at a future date at a negotiated rate (which may be U.S. dollars or a foreign currency). The Funds may enter into forward currency contracts for hedging purposes, including, but not limited to, reducing exposure to changes in foreign currency exchange rates on foreign portfolio holdings and locking in the U.S. dollar cost of firm purchase and sale commitments for securities denominated in or exposed to foreign currencies. The Funds may also invest in forward currency contracts for nonhedging purposes such as seeking to enhance returns. The Funds are subject to currency risk in the normal course of pursuing their investment objectives through their investments in forward currency contracts.

The Funds do not require the counterparty to post collateral for forward currency contracts; however, the Funds will segregate cash or high-grade securities with their custodian in an amount at all times equal to or greater than the Funds’ commitment with respect to these contracts. Such segregated assets are denoted on the accompanying Schedules of Investments and are evaluated daily to ensure their market value equals or exceeds the current market value of the Funds’ corresponding forward currency contracts.

Futures Contracts

A futures contract is an exchange-traded agreement to take or make delivery of an underlying asset at a specific time in the future for a specific predetermined negotiated price. The Funds may enter into futures contracts to gain exposure to the stock market pending investment of cash balances or to meet liquidity needs. The Funds are subject to interest rate risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in futures contracts. The Funds may also use such derivative instruments to hedge or protect from adverse movements in securities prices, currency rates or interest rates. The use of futures contracts may involve risks such as the possibility of illiquid markets or imperfect correlation between the values of the contracts and the underlying securities, or that the counterparty will fail to perform its obligations.

Futures contracts are marked-to-market daily. Generally, futures contracts are marked-to-market (i.e., treated as realized and subject to distribution) for federal income tax purposes at fiscal year-end. Securities held by the Funds that are designated as collateral for market value on futures contracts are noted on the Schedules of Investments (if applicable). Such collateral is in the possession of the Funds’ futures commission merchant.

With futures, there is minimal counterparty credit risk to the Funds since futures are exchange-traded and the exchange’s clearinghouse, as counterparty to all exchange-traded futures, guarantees the futures against default.

Options Contracts

An options contract provides the purchaser with the right, but not the obligation, to buy (call option) or sell (put option) a financial instrument at an agreed upon price. The Funds are subject to interest rate risk, liquidity risk, equity risk, and currency risk in the normal course of pursuing their investment objectives through their investments in options contracts. The Funds may use options contracts to hedge against changes in interest rates, the values of equities, or foreign currencies. The Funds may utilize American-style and European-style options. An American-style option is an option contract that can be exercised at any time between the time of purchase and the option’s expiration date. A European-style option is an option contract that can only be exercised on the option’s expiration date. The Funds may also purchase or write put and call options on foreign currencies in a manner similar to that in which futures or forward contracts on foreign currencies will be utilized. The Funds generally invest in options to hedge against adverse movements in the value of portfolio holdings.

Each Protected Series Fund may also utilize swaps, options, exchange-traded funds (“ETFs”), exchange-traded notes (“ETNs”), or other instruments for exposure to the Chicago Board Options Exchange Market Volatility Index (“VIX”) or another volatility index. Such investments would be used in accordance with the risk methodology under each respective Capital Protection Agreement and would be designed in an effort to limit losses in a sharp market decline. There is no guarantee that using such instruments would be effective in limiting losses, and the use of such instruments could impact the ability to increase returns. There are costs associated with entering into such investments, which can impact returns. The Capital Protection Provider may be the entity used to enter into a transaction related to the VIX and, if so, would receive compensation.

When an option is written, the Funds receive a premium and become obligated to sell or purchase the underlying security at a fixed price, upon exercise of the option. In writing an option, the Funds bear the risk of an unfavorable change in the price of the security underlying the written option. Exercise of an option written by the Funds could result in the Funds buying or selling a security at a price different from the current market value.

When an option is exercised, the proceeds on sales for a written call option, the purchase cost for a written put option, or the cost of the security for a purchased put or call option are adjusted by the amount of premium received or paid.

The Funds may also purchase and write exchange-listed and OTC put and call options on domestic securities indices, and on foreign securities indices listed on domestic and foreign securities exchanges. Options on securities indices are similar to options on securities except that (1) the expiration cycles of securities index options are monthly, while those of securities options are currently quarterly, and (2) the delivery requirements are different. Instead of giving the right to take or make delivery of securities at a specified price, an option on a securities index gives the holder the right to receive a cash “exercise settlement amount” equal to (a) the amount, if any, by which the fixed exercise price of the option exceeds (in the case of a put) or is less than (in the case of a call) the closing value of the underlying index on the date of exercise, multiplied by (b) a fixed “index multiplier”. Receipt of this cash amount will depend upon the closing level of the securities index upon which the option is based being greater than, in the case of a call, or less than, in the case of a put, the exercise price of the index and the exercise price of the option times a specified multiple. The writer of the option is obligated, in return for the premium received, to make delivery of this amount.

Options traded on an exchange are regulated and the terms of the options are standardized. Options traded OTC expose the Funds to counterparty risk in the event that the counterparty does not perform. This risk is mitigated by having a netting arrangement between the Funds and the counterparty and by having the counterparty post collateral to cover the Funds’ exposure to the counterparty.

Holdings of the Funds designated to cover outstanding written options are noted on the Schedules of Investments (if applicable).

The risk in writing call options is that the Funds give up the opportunity for profit if the market price of the security increases and the options are exercised. The risk in writing put options is that the Funds may incur a loss if the market price of the security decreases and the options are exercised. The risk in buying options is that the Funds pay a premium whether or not the options are exercised. The use of such instruments may involve certain additional risks as a result of unanticipated movements in the market. A lack of correlation between the value of an instrument underlying an option and the asset being hedged, or unexpected adverse price movements, could render the Funds’ hedging strategy unsuccessful. In addition, there can be no assurance that a liquid secondary market will exist for any option purchased or sold. There is no limit to the loss the Funds may recognize due to written call options.

Written option activity for the period ended December 31, 2013 is indicated in the tables below:

Call Options	Number of Contracts	Premiums Received
Janus Contrarian Fund
Options outstanding at September 30, 2013	59,878	$ 2,516,120
Options written	26,667	7,059,556
Options closed	(24,910)	(2,036,097)
Options expired	-	-
Options exercised	(56,235)	(5,517,279)
Options outstanding at December 31, 2013	5,400	$2,022,300
Put Options	Number of Contracts	Premiums Received
Janus Fund
Options outstanding at September 30, 2013	34,677	$ 3,122,805
Options written	-	-
Options closed	(13,121)	(1,010,317)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2013	21,556	$2,112,488
Janus Global Real Estate Fund
Options outstanding at September 30, 2013	132	$26,053
Options written	1,552	134,658
Options closed	-	-
Options expired	(634)	(53,161)
Options exercised	(375)	(40,125)
Options outstanding at December 31, 2013	675	$67,425

Janus Global Technology Fund
Options outstanding at September 30, 2013	647	$1,434,399
Options written	915	230,100
Options closed	(647)	(1,434,399)
Options expired	-	-
Options exercised	-	-
Options outstanding at December 31, 2013	915	$ 230,100

Swaps

A swap is an agreement that obligates two parties to exchange a series of cash flows at specified intervals based upon or calculated by reference to changes in specified prices or rates for a specified amount of an underlying asset. The Funds may utilize swap agreements as a means to gain exposure to certain common stocks and/or to “hedge” or protect their portfolios from adverse movements in securities prices or interest rates. The Funds are subject to equity risk and interest rate risk in the normal course of pursuing their investment objectives through investments in swap contracts. Swap agreements entail the risk that a party will default on its payment obligation to a Fund. If the other party to a swap defaults, a Fund would risk the loss of the net amount of the payments that it contractually is entitled to receive. If a Fund utilizes a swap at the wrong time or judges market conditions incorrectly, the swap may result in a loss to the Fund and reduce the Fund’s total return. Swap agreements traditionally were privately negotiated and entered into in the OTC market. However, the Dodd-Frank Wall Street Reform and Consumer Protection Act (the “Dodd-Frank Act”) of 2010 now requires certain swap agreements to be cleared through a clearinghouse and traded on an exchange or swap execution facility. New regulations under the Dodd-Frank Act could, among other things, increase the cost of such transactions.

Total return swaps involve an exchange by two parties in which one party makes payments based on a set rate, either fixed or variable, while the other party makes payments based on the return of an underlying asset, which includes both the income it generates and any capital gains over the payment period.

The Funds’ maximum risk of loss for total return swaps from counterparty risk or credit risk is the discounted value of the payments to be received from/paid to the counterparty over the contract’s remaining life, to the extent that the amount is positive. The risk is mitigated by having a netting arrangement between the Funds and the counterparty and by the posting of collateral to the Funds to cover the Funds’ exposure to the counterparty.

Additional Investment Risk

As with all investments, there are inherent risks when investing in the Janus Protected Series Funds. Each Janus Protected Series Fund’s participation in their respective Capital Protection Agreement also subjects the Janus Protected Series Fund to certain risks not generally associated with equity funds, including but not limited to allocation risk, maximum settlement amount risk, turnover risk, liquidation risk, opportunity cost risk, capital protection termination risk, underperformance risk and counterparty risk. For information relating to these and other risks of investing in the Janus Protected Series Funds as well as other general information about the Janus Protected Series Funds, please refer to each Janus Protected Series Fund’s Prospectuses and statements of additional information.

The Funds, particularly Janus Balanced Fund and Janus Growth and Income Fund, may be invested in lower-rated debt securities that have a higher risk of default or loss of value since these securities may be sensitive to economic changes, political changes or adverse developments specific to the issuer.

The financial crisis that began in 2008 has caused a significant decline in the value and liquidity of many securities of issuers worldwide in the equity and fixed-income/credit markets. In response to the crisis, the United States and certain foreign governments, along with the U.S. Federal Reserve and certain foreign central banks have taken steps to support the financial markets. The withdrawal of this support, failure of efforts to respond to the crisis, or investor perception that such efforts are not succeeding each could also negatively affect financial markets generally, and the value and liquidity of specific securities. In addition, policy and legislative changes in the United States and in other countries are impacting many aspects of financial regulation. The effect of these changes on the markets, and the practical implications for market participants, including a Fund, may not be fully known for some time. For the Janus Protected Series Funds, redemptions, particularly a large redemption, may impact the allocation process, and the NAV of any share class may fall below its Protected NAV. If this happens, it is expected that the Janus Protected Series Funds will receive payment of the Settlement Amount from the Capital Protection Provider, if due, and will liquidate as soon as possible following the event. Because the situation is unprecedented and widespread, it may also be unusually difficult to identify both investment risks and opportunities, which could limit or preclude a Fund’s ability to achieve its investment objective. Therefore, it is important to understand that the value of your investment may fall, sometimes sharply, and you could lose money.

The enactment of the Dodd-Frank Act in July 2010 is dramatically changing the way in which the U.S. financial system is supervised and regulated. The Dodd-Frank Act provides for widespread regulation of financial institutions, consumer financial products and services, broker-dealers, OTC derivatives, investment advisers, credit rating agencies, and mortgage lending, which expands federal oversight in the financial sector, including the investment management industry. Many provisions of the Dodd-Frank Act will be implemented through future rulemaking. Therefore, the ultimate impact of the Dodd-Frank Act and the regulations under the Dodd-Frank Act, on the Funds and the investment management industry as a whole, is not yet certain.

A number of countries in the European Union (“EU”) have experienced severe economic and financial difficulties. As a result, financial markets in the EU have been subject to extreme volatility and declines in asset values and liquidity. Responses to these financial problems by European governments, central banks, and others, including austerity measures and reforms, may not work, may result in social unrest, and may limit future growth and economic recovery or have other unintended consequences. Further defaults or restructuring by governments and others of their debt could have additional adverse effects on economies, financial markets, and asset valuations around the world.

Certain areas of the world have historically been prone to and economically sensitive to environmental events such as, but not limited to, hurricanes, earthquakes, typhoons, flooding, tidal waves, tsunamis, erupting volcanoes, wildfires or droughts, tornadoes, mudslides, or other weather-related phenomena. Such disasters, and the resulting physical or economic damage, could have a severe and negative impact on a Fund’s investment portfolio and, in the longer term, could impair the ability of issuers in which the Fund invests to conduct their businesses as they would under normal conditions. Adverse weather conditions may also have a particularly significant negative effect on issuers in the agricultural sector and on insurance companies that insure against the impact of natural disasters.

Counterparties

A shareholder’s ability to receive the Protected NAV from a Janus Protected Series Fund is dependent on the Janus Protected Series Fund’s ability to collect any settlement from the Capital Protection Provider pursuant to the terms of their respective Capital Protection Agreement or from BNP Paribas, the parent company of the Capital Protection Provider (the “Parent Guarantor”), under a separate parent guaranty. Fund transactions involving a counterparty, such as the Capital Protection Provider for the Janus Protected Series Funds, are subject to the risk that the counterparty or a third party will not fulfill its obligation to a Fund (“counterparty risk”). Counterparty risk may arise because of the counterparty’s financial condition (i.e., financial difficulties, bankruptcy, or insolvency), market activities and developments, or other reasons, whether foreseen or not. As such, a Janus Protected Series Fund’s ability to benefit from the Protection may depend on the Capital Protection Provider’s, as well as its parent company’s, financial condition. As an added measure of protection, the Parent Guarantor has issued an absolute, irrevocable and continuing guaranty pursuant to which it guarantees any and all financial obligations of the Capital Protection Provider under each Capital Protection Agreement. There is, however, a risk that the Capital Protection Provider’s parent company may not fulfill its obligations under the guaranty it has issued.

A Fund may be exposed to counterparty risk through participation in various programs including, but not limited to, lending its securities to third parties, cash sweep arrangements whereby a Fund’s cash balance is invested in one or more types of cash management vehicles, as well as investments in, but not limited to, repurchase agreements, debt securities, and derivatives, including various types of swaps, futures and options. A Fund intends to enter into financial transactions with counterparties that Janus Capital believes to be creditworthy at the time of the transaction. There is always the risk that Janus Capital’s analysis of a counterparty’s creditworthiness is incorrect or may change due to market conditions. To the extent that a Fund focuses its transactions with a limited number of counterparties, it will have greater exposure to the risks associated with one or more counterparties. For the Janus Protected Series Funds, under the terms of each Capital Protection Agreement, the Protected NAV of each share class will be reduced by any reductions in the NAV per share resulting from such events as, but not limited to, (i) the bankruptcy, insolvency, reorganization or default of a contractual counterparty of a Janus Protected Series Fund, including counterparties to derivatives transactions, and entities that hold cash or other assets of the Janus Protected Series Fund; (ii) any trade or pricing error of a Janus Protected Series Fund; and (iii) any realized or unrealized losses on any investment of a Janus Protected Series Fund in money market funds.

Emerging Market Investing

Each Fund may invest in securities of issuers or companies from or with exposure to one or more “developing countries” or “emerging markets.” Investing in emerging markets may involve certain risks and considerations not typically associated with investing in the United States and imposes risks greater than, or in addition to, the risks associated with investing in securities of more developed foreign countries. Emerging markets securities are exposed to a number of additional risks, which may result from less government supervision and regulation of business and industry practices (including the potential lack of strict finance and accounting controls and standards), stock exchanges, brokers, and listed companies, making these investments potentially more volatile in price and less liquid than investments in developed securities markets, resulting in greater risk to investors. There is a risk in developing countries that a future economic or political crisis could lead to price controls, forced mergers of companies, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, seizure, nationalization, or creation of government monopolies, any of which may have a detrimental effect on the Funds' investments. In addition, the Funds’ investments may be denominated in foreign currencies and therefore, changes in the value of a country’s currency compared to the U.S. dollar may affect the value of the Funds’ investments. To the extent that a Fund invests a significant portion of its assets in the securities of issuers in or companies of a single country or region, it is more likely to be impacted by events or conditions affecting that country or region, which could have a negative impact on the Fund’s performance. Additionally, foreign and emerging market risks, including but not limited to price controls, expropriation or confiscatory taxation, imposition or enforcement of foreign ownership limits, nationalization, and restrictions on repatriation of assets may be heightened to the extent a Fund invests in Chinese local market securities (also known as “A Shares”).

Exchange-Traded Funds

The Funds may invest in exchange-traded funds, which generally are index-based investment companies that hold substantially all of their assets in securities representing their specific index. As a shareholder of another investment company, a Fund would bear its pro rata portion of the other investment company’s expenses, including advisory fees, in addition to the expenses the Fund bears directly in connection with its own operations.

Fully Funded Total Return Swaps

As of period end, Janus Asia Equity Fund held fully funded total return swaps to create exposure to certain investments to which it would otherwise not be exposed. Fully funded total return swap contracts involve the exchange by the Fund and a counterparty of their respective commitments to pay or receive a net amount based on the change in the fair value of a particular security or index and a specified notional amount. Where the Fund enters into a fully funded total return swap transaction with a swap counterparty, pursuant to which the Fund makes an initial payment equal to the fair valuation of an emerging market debt security, loan or other financial instrument, the fully funded total return swaps are considered investments for financial statement purposes and are accounted for using the same policies as would apply to the underlying assets they represent, including the valuation policies as described earlier in “Investment Valuation”. Aside from the market risk of the underlying securities, there is a risk of default by the counterparty to the transaction, which may impact the fully funded total return swaps’ fair value.

Loans

Janus Balanced Fund may invest in various commercial loans, including bank loans, bridge loans, debtor-in-possession (“DIP”) loans, mezzanine loans, and other fixed and floating rate loans. These loans may be acquired through loan participations and assignments or on a when-issued basis. Commercial loans will comprise no more than 20% of Janus Balanced Fund’s total assets. Below are descriptions of the types of loans held by Janus Balanced Fund as of December 31, 2013.

•	Bank Loans – Bank loans are obligations of companies or other entities entered into in connection with recapitalizations, acquisitions, and refinancings. A Fund’s investments in bank loans are generally acquired as a participation interest in, or assignment of, loans originated by a lender or other financial institution. These investments may include institutionally-traded floating and fixed-rate debt securities.

•	Floating Rate Loans – Floating rate loans are debt securities that have floating interest rates, that adjust periodically, and are tied to a benchmark lending rate, such as London Interbank Offered Rate (“LIBOR”). In other cases, the lending rate could be tied to the prime rate offered by one or more major U.S. banks or the rate paid on large certificates of deposit traded in the secondary markets. If the benchmark lending rate changes, the rate payable to lenders under the loan will change at the next scheduled adjustment date specified in the loan agreement. Floating rate loans are typically issued to companies (“borrowers”) in connection with recapitalizations, acquisitions, and refinancings. Floating rate loan investments are generally below investment grade. Senior floating rate loans are secured by specific collateral of a borrower and are senior in the borrower’s capital structure. The senior position in the borrower’s capital structure generally gives holders of senior loans a claim on certain of the borrower’s assets that is senior to subordinated debt and preferred and common stock in the case of a borrower’s default. Floating rate loan investments may involve foreign borrowers, and investments may be denominated in foreign currencies. Floating rate loans often involve borrowers whose financial condition is troubled or uncertain and companies that are highly leveraged. The Fund may invest in obligations of borrowers who are in bankruptcy proceedings. While the Fund generally expects to invest in fully funded term loans, certain of the loans in which the Fund may invest include revolving loans, bridge loans, and delayed draw term loans.

Purchasers of floating rate loans may pay and/or receive certain fees. The Fund may receive fees such as covenant waiver fees or prepayment penalty fees. The Fund may pay fees such as facility fees. Such fees may affect the Fund’s return.

•	Mezzanine Loans – Mezzanine loans are secured by the stock of the company that owns the assets. Mezzanine loans are a hybrid of debt and equity financing that is typically used to fund the expansion of existing companies. A mezzanine loan is composed of debt capital that gives the lender the right to convert to an ownership or equity interest in the company if the loan is not paid back in time and in full. Mezzanine loans typically are the most subordinated debt obligation in an issuer’s capital structure.

Mortgage- and Asset-Backed Securities

The Funds, particularly Janus Balanced Fund, may purchase fixed or variable rate mortgage-backed securities issued by the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), the Federal Home Loan Mortgage Corporation (“Freddie Mac”), or other governmental or government-related entities. Ginnie Mae’s guarantees are backed by the full faith and credit of the U.S. Government. Historically, Fannie Maes and Freddie Macs were not backed by the full faith and credit of the U.S. Government, and may not be in the future. In September 2008, the Federal Housing Finance Agency (“FHFA”), an agency of the U.S. Government, placed Fannie Mae and Freddie Mac under conservatorship. Under the conservatorship, the management of Fannie Mae and Freddie Mac was replaced. Since 2008, Fannie Mae and Freddie Mac have received capital support through U.S. Treasury preferred stock purchases, and Treasury and Federal Reserve purchases of their mortgage-backed securities. The FHFA and the U.S. Treasury have imposed strict limits on the size of these entities’ mortgage portfolios. The FHFA has the power to cancel any contract entered into by Fannie Mae and Freddie Mac prior to FHFA’s appointment as conservator or receiver, including the guarantee obligations of Fannie Mae and Freddie Mac.

The Funds may purchase other mortgage- and asset-backed securities through single- and multi-seller conduits, collateralized debt obligations, structured investment vehicles, and other similar securities. Asset-backed securities may be backed by automobile loans, equipment leases, credit card receivables, or other collateral. In the event the underlying assets fail to perform, these investment vehicles could be forced to sell the assets and recognize losses on such assets, which could impact the Funds’ yield and your return.

Unlike traditional debt instruments, payments on these securities include both interest and a partial payment of principal. Prepayment risk, which results from prepayments of the principal of underlying loans at a faster pace than expected, may shorten the effective maturities of these securities and may result in the Fund having to reinvest proceeds at a lower interest rate.

In addition to prepayment risk, investments in mortgage-backed securities, including those comprised of subprime mortgages, and investments in other asset-backed securities comprised of under-performing assets may be subject to a higher degree of credit risk, valuation risk, and liquidity risk. Additionally, although mortgages and mortgage-related securities are generally supported by some form of government or private guarantee and/or insurance, there is no assurance that private guarantors or insurers will meet their obligations.

Mortgage- and asset-backed securities are also subject to extension risk, which is the risk that rising interest rates could cause mortgages or other obligations underlying these securities to be paid more slowly than expected, increasing the Funds’ sensitivity to interest rate changes and causing its price to decline.

Real Estate Investing

The Funds may invest in equity and debt securities of real estate-related companies. Such companies may include those in the real estate industry or real estate-related industries. These securities may include common stocks, corporate bonds, preferred stocks, and other equity securities, including, but not limited to, mortgage-backed securities, real estate-backed securities, securities of REITs and similar REIT-like entities. A REIT is a trust that invests in real estate-related projects, such as properties, mortgage loans, and construction loans. REITs are generally categorized as equity, mortgage, or hybrid REITs. A REIT may be listed on an exchange or traded OTC.

Restricted Security Transactions

Restricted securities held by the Funds may not be sold except in exempt transactions or in a public offering registered under the Securities Act of 1933, as amended. The risk of investing in such securities is generally greater than the risk of investing in the securities of widely held, publicly traded companies. Lack of a secondary market and resale restrictions may result in the inability of the Funds to sell a security at a fair price and may substantially delay the sale of the security. In addition, these securities may exhibit greater price volatility than securities for which secondary markets exist. For the Janus Protected Series Funds, each Capital Protection Agreement is a restricted security transaction.

Short Sales

The Funds may engage in “short sales against the box.” Short sales against the box involve either selling short a security that the Funds own or selling short a security that the Funds have the right to obtain, for delivery at a specified date in the future. The Funds may enter into short sales against the box to hedge against anticipated declines in the market price of portfolio securities. The Funds do not deliver from their portfolios the securities sold short and do not immediately receive the proceeds of the short sale. The Funds borrow the securities sold short and receive proceeds from the short sale only when they deliver the securities to the lender. If the value of the securities sold short increases prior to the scheduled delivery date, the Funds lose the opportunity to participate in the gain.

The Funds may also engage in other short sales. The Funds may engage in short sales when the portfolio managers and/or investment personnel anticipate that a security’s market purchase price will be less than its borrowing price. To complete the transaction, the Funds must borrow the security to deliver it to the purchaser and buy that same security in the market to return it to the lender. No more than 10% of a Fund’s net assets may be invested in short positions (through short sales of stocks, structured products, futures, swaps, and uncovered written calls). The Funds may engage in short sales “against the box” and options for hedging purposes that are not subject to this 10% limit. Although the potential for gain as a result of a short sale is limited to the price at which the Fund sold the security short less the cost of borrowing the security, the potential for loss is theoretically unlimited because there is no limit to the cost of replacing the borrowed security. There is no assurance the Funds will be able to close out a short position at a particular time or at an acceptable price. A gain or a loss will be recognized upon termination of a short sale. Short sales held by the Funds are fully collateralized by restricted cash or other securities, which are denoted on the accompanying Schedules of Investments (if applicable). The Funds are also required to pay the lender of the security any dividends or interest that accrue on a borrowed security during the period of the loan. Depending on the arrangements made with the broker or custodian, a Fund may or may not receive any payments (including interest) on collateral it has deposited with the broker. The Funds pay stock loan fees on assets borrowed from the security broker.

The Funds may also enter into short positions through derivative instruments, such as options contracts, futures contracts, and swap agreements, which may expose the Funds to similar risks. To the extent that the Funds enter into short derivative positions, the Funds may be exposed to risks similar to those associated with short sales, including the risk that the Funds’ losses are theoretically unlimited.

Sovereign Debt

A Fund may invest in U.S. and foreign government debt securities (“sovereign debt”). Investments in U.S. sovereign debt are considered low risk. However, investments in non-U.S. sovereign debt can involve a high degree of risk, including the risk that the governmental entity that controls the repayment of sovereign debt may not be willing or able to repay the principal and/or to pay the interest on its sovereign debt in a timely manner. A sovereign debtor’s willingness or ability to satisfy its debt obligation may be affected by various factors, including its cash flow situation, the extent of its foreign currency reserves, the availability of foreign exchange when a payment is due, the relative size of its debt position in relation to its economy as a whole, the sovereign debtor’s policy toward international lenders, and local political constraints to which the governmental entity may be subject. Sovereign debtors may also be dependent on expected disbursements from foreign governments, multilateral agencies, and other entities. The failure of a sovereign debtor to implement economic reforms, achieve specified levels of economic performance, or repay principal or interest when due may result in the cancellation of third party commitments to lend funds to the sovereign debtor, which may further impair such debtor’s ability or willingness to timely service its debts. A Fund may be requested to participate in the rescheduling of such sovereign debt and to extend further loans to governmental entities, which may adversely affect the Fund’s holdings. In the event of default, there may be limited or no legal remedies for collecting sovereign debt and there may be no bankruptcy proceedings through which the Fund may collect all or part of the sovereign debt that a governmental entity has not repaid.

When-Issued Securities

Janus Balanced Fund may purchase or sell securities on a when-issued or delayed delivery basis. When-issued and delayed delivery securities in which the Fund may invest include U.S. Treasury Securities, municipal bonds, bank loans, and other similar instruments. The price of the underlying securities and date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. Losses may arise due to changes in the market value of the securities or from the inability of counterparties to meet the terms of the contract. In connection with such purchases, the Fund may hold liquid assets as collateral with the Fund’s custodian sufficient to cover the purchase price.

Federal Income Taxes

Income and capital gains distributions are determined in accordance with income tax regulations that may differ from accounting principles generally accepted in the United States of America. These differences are due to differing treatments for items such as net short-term gains, deferral of wash sale losses, foreign currency transactions, net investment losses and capital loss carryovers.

The Funds have elected to treat gains and losses on forward foreign currency contracts as capital gains and losses, if applicable. Other foreign currency gains and losses on debt instruments are treated as ordinary income for federal income tax purposes pursuant to Section 988 of the Internal Revenue Code.

The aggregate cost of investments and the composition of unrealized appreciation and depreciation of investment securities for federal income tax purposes as of December 31, 2013 are noted below.

Unrealized appreciation and unrealized depreciation in the table below exclude appreciation/(depreciation) on foreign currency translations. The primary differences between book and tax appreciation or depreciation of investments are wash sale loss deferrals, investments in partnerships, and investments in passive foreign investment companies.

Fund	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Appreciation/ (Depreciation)
Janus Asia Equity Fund	$14,397,539	$912,556	$(1,282,776)	$(370,220)
Janus Balanced Fund	8,636,378,810	2,399,692,694	(8,774,597)	2,390,918,097
Janus Contrarian Fund	2,747,955,572	903,146,880	(166,260,545)	736,886,335
Janus Emerging Markets Fund	29,575,374	2,209,763	(2,918,094)	(708,331)
Janus Enterprise Fund	2,085,112,079	1,307,679,901	(19,845,224)	1,287,834,677
Janus Forty Fund	2,235,445,038	1,026,878,850	(8,456,374)	1,018,422,476
Janus Fund	5,255,421,334	2,459,479,562	(12,680,330)	2,446,799,232
Janus Global Life Sciences Fund	1,064,482,682	546,936,083	(21,486,310)	525,449,773
Janus Global Real Estate Fund	113,736,791	17,813,196	(6,453,956)	11,359,240
Janus Global Research Fund	2,135,310,815	526,130,470	(33,891,400)	492,239,070
Janus Global Select Fund	1,778,202,108	597,204,115	(54,094,747)	543,109,368
Janus Global Technology Fund	734,294,697	329,233,385	(8,290,900)	320,942,485
Janus Growth and Income Fund	2,890,685,445	1,330,357,654	(5,758,359)	1,324,599,295
Janus International Equity Fund	234,824,782	60,763,484	(7,620,435)	53,143,049
Janus Overseas Fund	4,950,265,651	1,080,324,464	(1,415,227,760)	(334,903,296)
Janus Protected Series – Global	13,061,758	2,263,935	(210,994)	2,052,941
Janus Protected Series – Growth	66,216,643	11,726,469	(357,161)	11,369,308
Janus Research Fund	2,809,910,395	1,311,277,322	(7,438,292)	1,303,839,030
Janus Triton Fund	4,304,990,299	1,792,346,887	(19,225,118)	1,773,121,769
Janus Twenty Fund	7,075,837,239	2,862,701,607	1,372,725	2,864,074,332
Janus Venture Fund	1,790,658,132	611,132,382	(16,241,096)	594,891,286
Perkins Global Value Fund	193,957,637	32,119,579	(3,101,896)	29,017,683
Perkins International Value Fund	8,931,047	754,446	(53,460)	700,986

Information on the tax components of securities sold short as of December 31, 2013 are as follows:

	Federal Tax Proceeds from Securities Sold Short	Unrealized (Appreciation)	Unrealized Depreciation	Net Tax (Appreciation)/ Depreciation
Janus Contrarian Fund	$(25,923,219)	$(956,448)	$-	$(956,448)
Janus Global Technology Fund	(6,470,924)	(1,027,022)	833,273	(193,749)

Valuation Inputs Summary

In accordance with Financial Accounting Standards Board (“FASB”) standard guidance, the Funds utilize the “Fair Value Measurements” to define fair value, establish a framework for measuring fair value, and expand disclosure requirements regarding fair value measurements. The Fair Value Measurement Standard does not require new fair value measurements, but is applied to the extent that other accounting pronouncements require or permit fair value measurements. This standard emphasizes that fair value is a market-based measurement that should be determined based on the assumptions that market participants would use in pricing an asset or liability. Various inputs are used in determining the value of the Funds’ investments defined pursuant to this standard. These inputs are summarized into three broad levels:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Prices determined using other significant observable inputs. Observable inputs are inputs that reflect the assumptions market participants would use in pricing a security and are developed based on market data obtained from sources independent of the reporting entity. These may include quoted prices for similar securities, interest rates, prepayment speeds, credit risk, and others.

Debt securities are valued in accordance with the evaluated bid price supplied by the pricing service and generally categorized as Level 2 in the hierarchy. Securities traded on OTC markets and listed securities for which no sales are reported are valued at the latest bid price (or yield equivalent thereof) obtained from one or more dealers transacting in a market for such securities or by a pricing service approved by the Funds’ Trustees and are categorized as Level 2 in the hierarchy. Short-term securities with maturities of 60 days or less are valued at amortized cost, which approximates market value and are categorized as Level 2 in the hierarchy. Other securities that may be categorized as Level 2 in the hierarchy include, but are not limited to, preferred stocks, bank loans, certain American Depositary Receipts (“ADRs”), certain Global Depositary Receipts (“GDRs”), warrants, swaps, investments in mutual funds, OTC options, and forward contracts. The Funds use systematic fair valuation models provided by independent third parties to value international equity securities in order to adjust for stale pricing, which may occur between the close of certain foreign exchanges and the close of the NYSE. These are generally categorized as Level 2 in the hierarchy.

Level 3 – Prices determined using significant unobservable inputs. In situations where quoted prices or observable inputs are unavailable or deemed less relevant (for example, when there is little or no market activity for an investment at the end of the period), unobservable inputs may be used. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the factors market participants would use in pricing the security and would be based on the best information available under the circumstances.

For restricted equity securities and private placements where observable inputs are limited, assumptions about market activity and risk are used in employing valuation techniques such as the market approach, the income approach, or the cost approach, as defined under the FASB Guidance. These are categorized as Level 3 in the hierarchy.

There have been no significant changes in valuation techniques used in valuing any such positions held by the Funds since the beginning of the fiscal year.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The summary of inputs used as of December 31, 2013 to value the Funds’ investments in securities and other financial instruments is included in the “Valuation Inputs Summary” in the Notes to Schedules of Investments.

FASB Accounting Standards Update, “Amendments to Achieve Common Fair Value Measurement and Disclosure Requirements,” requires disclosures about amounts and reasons for all transfers in and out of Level 1 and Level 2 fair value measurements. For fair value measurements categorized within Level 3 of the fair value hierarchy, the Funds shall provide quantitative information about the significant unobservable inputs used in the fair value measurement. To meet the objective of the quantitative disclosure, the Funds may need to further disaggregate to provide more meaningful information about the significant unobservable inputs used and how these inputs vary over time.

The Funds are not required to create quantitative information to comply with this disclosure requirement if quantitative unobservable inputs are not developed by the Funds when measuring fair value (for example, when a Fund uses prices from prior transactions or third-party pricing information without adjustment). However, when providing this disclosure, the Funds cannot ignore quantitative unobservable inputs that are significant to the fair value measurement and are reasonably available to the Funds.

In addition, the Accounting Standards Update requires the Funds to provide a narrative sensitivity disclosure of the fair value measurement changes in unobservable inputs and the interrelationships between those unobservable inputs for fair value measurements categorized within Level 3 of the fair value hierarchy. The Funds did not hold a material amount of Level 3 securities as of December 31, 2013.

The following table shows transfers in or out of Level 1, Level 2, and Level 3 of the fair value hierarchy during the period ended December 31, 2013.

Fund	Transfers Out of Level 2 to Level 1
Janus Asia Equity Fund	$ 144,164
Janus Balanced Fund	142,495,588
Janus Contrarian Fund	106,245,147
Janus Emerging Markets Fund	4,749,318
Janus Enterprise Fund	72,167,860
Janus Fund	32,228,350
Janus Global Life Sciences Fund	27,450,281
Janus Global Research Fund	55,528,785
Janus Global Select Fund	30,969,234
Janus Global Technology Fund	32,449,089
Janus Growth and Income Fund	68,748,076
Janus International Equity Fund	10,111,017
Janus Overseas Fund	605,457,243
Janus Protected Series – Global	313,309
Janus Protected Series – Growth	375,104
Janus Venture Fund	23,543,253
Perkins Global Value Fund	6,904,029
Perkins International Value Fund	279,202

Financial assets were transferred out of Level 2 to Level 1 as the current market for the securities with quoted prices are considered active.

The Funds recognize transfers between the levels as of the beginning of the fiscal year.

Subsequent Event

Management has evaluated whether any other events or transactions occurred subsequent to December 31, 2013 and through the date of the filing and determined that there were no material events or transactions that would require recognition or disclosure in the Funds’ filing.

Item 2. Controls and Procedures.

(a) The registrant's Principal Executive Officer and Principal Financial Officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended ("the Act")) are effective in design and operation and are sufficient to form the basis of the certifications required by Rule 30a-3(b) under the Act, based on their evaluation of these disclosure controls and procedures within 90 days of the filing date of this report on Form N-Q.

(b) There were no changes in the registrant's internal control over financial reporting during the last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for the Registrant's Principal Executive Officer and Principal Financial Officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Act, as amended, are attached as Ex99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Janus Investment Fund

By:	/s/ Robin C. Beery
Robin C. Beery, President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 28, 2014

Pursuant to the requirements of the Securities Exchange Act of 1934, as amended, and the Investment Company Act of 1940, as amended, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Robin C. Beery
Robin C. Beery, President and Chief Executive Officer of Janus Investment Fund (Principal Executive Officer)

Date: February 28, 2014

By:	/s/ Jesper Nergaard
Jesper Nergaard, Vice President, Chief Financial Officer, Treasurer and Principal Accounting Officer of Janus Investment Fund (Principal Accounting Officer and Principal Financial Officer)

Date: February 28, 2014